UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21777

John Hancock Funds III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2013

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock
INVESTMENTS

John Hancock

International Core Fund

Semiannual Report

8.31.13

A look at performance

Total returns for the period ended August 31, 2013

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

				Since					Since
	1-year	5-year	10-year	inception	6-months	1-year	5-year	10-year	inception

Class A1	11.85	–0.51	—	2.05	0.56	11.85	–2.51	—	17.55

Class B2	11.88	–0.54	—	1.99	0.40	11.88	–2.69	—	16.94

Class C2	15.88	–0.20	—	1.99	4.40	15.88	–0.99	—	16.94

Class I2,3	18.21	0.98	—	3.19	6.02	18.21	5.01	—	28.41

Class R1[2,3]	17.34	0.23	—	2.45	5.63	17.34	1.18	—	21.22

Class R2[2,3]	17.62	–0.42	—	1.72	5.74	17.62	–2.08	—	14.53

Class R3[3,4]	17.46	–1.47	—	–3.00	5.67	17.46	–7.14	—	–21.52

Class R4[3,4]	17.93	–1.16	—	–2.70	5.88	17.93	–5.66	—	–19.56

Class R5[3,4]	18.17	–0.88	—	–2.42	5.99	18.17	–4.31	—	–17.69

Class R6[2,3]	18.26	1.07	—	3.39	6.05	18.26	5.44	—	30.42

Class 1[3,5]	18.31	1.06	—	0.72	6.08	18.31	5.40	—	4.99

Class NAV[3,6]	18.38	1.10	—	1.24	6.09	18.38	5.64	—	9.01

Index1,†	19.17	2.11	—	4.14	4.05	19.17	10.98	—	38.11

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, Class 1, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 6-30-14 for Class A, Class B, Class C, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. For all other classes, the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1	Class NAV
Net (%)	1.58	2.30	2.30	1.17	1.90	1.65	1.80	1.40	1.20	1.12	1.08	1.03
Gross (%)	1.58	2.94	2.77	1.17	7.39	20.95	47.50	42.43	21.16	21.97	1.08	1.03

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index is the MSCI EAFE Index.

See the following page for footnotes.

6	International Core Fund | Semiannual report

		With maximum	Without
	Start date	sales charge	sales charge	Index

Class B2,7	9-16-05	$11,694	$11,694	$13,811

Class C2,3,7	9-16-05	11,694	11,694	13,811

Class I2,3	9-16-05	12,841	12,841	13,811

Class R1[2,3]	9-16-05	12,122	12,122	13,811

Class R2[3]	9-16-05	11,453	11,453	13,811

Class R3[3]	5-22-09	7,848	7,848	15,287

Class R4[3]	5-22-09	8,044	8,044	15,287

Class R5[3]	5-22-09	8,231	8,231	15,287

Class R6[3]	9-16-05	13,042	13,042	13,811

Class 1[3]	11-6-06	10,499	10,499	10,957

Class NAV[3]	8-29-06	10,901	10,901	11,470

MSCI EAFE Index (gross of foreign withholding tax on dividends) (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The index consists of 21 developed market country indexes.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1 On 6-9-06, through a reorganization, the fund acquired all of the assets of the GMO International Disciplined Equity Fund (the predecessor fund). The predecessor fund offered its Class III shares, inception date 9-16-05, in exchange for Class A shares, which were first offered on 6-12-06. The predecessor fund’s Class III shares returns have been recalculated to reflect the gross fees and expenses of Class A shares.

2 Class B, Class C, Class I, and Class R1 shares were first offered on 6-12-06; Class R6 shares were first offered on 9-1-11; Class R2 shares were first offered on 3-1-12. Returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class B, Class C, Class I, Class R1, Class R6, and Class R2 shares, as applicable.

3 For certain types of investors, as described in the fund’s Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, Class 1, and Class NAV share prospectuses.

4 From 5-22-09.

5 From 11-6-06.

6 From 8-29-06.

7 The contingent deferred sales charge is not applicable.

Semiannual report | International Core Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

■ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses, including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2013, with the same investment held until August 31, 2013.

	Account value	Ending value	Expenses paid during
	on 3-1-13	on 8-31-13	period ended 8-31-13[1]

Class A	$1,000.00	$1,058.66	$7.47

Class B	1,000.00	1,054.01	11.91

Class C	1,000.00	1,054.01	11.91

Class I	1,000.00	1,060.21	5.92

Class R1	1,000.00	1,056.35	9.85

Class R2	1,000.00	1,057.42	8.56

Class R3	1,000.00	1,056.71	9.33

Class R4	1,000.00	1,058.84	7.27

Class R5	1,000.00	1,059.86	6.23

Class R6	1,000.00	1,060.47	5.82

Class 1	1,000.00	1,060.82	5.51

Class NAV	1,000.00	1,060.86	5.25

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2013, by $1,000.00, then multiply it by the “expenses paid” for your

8	International Core Fund | Semiannual report

share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2013, with the same investment held until August 31, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 3-1-13	on 8-31-13	period ended 8-31-13[1]

Class A	$1,000.00	$1,017.90	$7.32

Class B	1,000.00	1,013.60	11.67

Class C	1,000.00	1,013.60	11.67

Class I	1,000.00	1,019.50	5.80

Class R1	1,000.00	1,015.60	9.65

Class R2	1,000.00	1,016.90	8.39

Class R3	1,000.00	1,016.10	9.15

Class R4	1,000.00	1,018.10	7.12

Class R5	1,000.00	1,019.20	6.11

Class R6	1,000.00	1,019.60	5.70

Class 1	1,000.00	1,019.90	5.40

Class NAV	1,000.00	1,020.10	5.14

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio of 1.44%, 2.30%, 2.30%, 1.14%, 1.90%, 1.65%, 1.80%, 1.40%, 1.20%, 1.12%, 1.06% and 1.01% for Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, Class 1 and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual report | International Core Fund	9

Portfolio summary

Top 10 Holdings (22.9% of Net Assets on 8-31-13)[1,2]

Total SA	4.2%	Vodafone Group PLC	2.2%

BP PLC	2.7%	Telefonica SA	1.8%

Banco Santander SA	2.4%	Sanofi	1.6%

Royal Dutch Shell PLC, Class A	2.4%	Toyota Motor Corp.	1.6%

AstraZeneca PLC	2.4%	Rio Tinto PLC	1.6%

Sector Composition[1,3]

Financials	21.4%	Utilities	6.3%

Energy	14.6%	Materials	5.8%

Consumer Discretionary	13.1%	Consumer Staples	3.7%

Industrials	10.3%	Information Technology	2.7%

Health Care	9.7%	Short-Term Investments & Other	3.4%

Telecommunication Services	9.0%

Top 10 Countries[1,3]

Japan	21.7%	Australia	6.3%

United Kingdom	20.4%	Italy	4.9%

France	12.3%	Netherlands	4.9%

Spain	7.6%	Switzerland	3.0%

Germany	6.3%	Hong Kong	1.9%

1 As a percentage of net assets on 8-31-13.

2 Cash and cash equivalents not included.

3 Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Hedging and other strategic transactions may increase volatility and result in losses if not successful. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund’s prospectus for additional risks.

10	International Core Fund | Semiannual report

Fund’s investments

As of 8-31-13 (unaudited)

	Shares	Value
Common Stocks 96.0%	$1,235,996,853

(Cost $1,162,314,135)

Australia 5.3%		67,720,983
Amcor, Ltd.	48,442	448,085

Arrium, Ltd.	2,275,488	2,256,143

BHP Billiton, Ltd.	78,393	2,481,448

BlueScope Steel, Ltd. (I)	739,340	3,271,754

Commonwealth Bank of Australia	54,110	3,486,645

CSL, Ltd.	133,461	8,073,712

David Jones, Ltd.	53,708	134,587

Goodman Fielder, Ltd. (I)	2,273,432	1,496,489

GPT Group	416,541	1,310,073

Insurance Australia Group, Ltd.	151,007	779,104

Investa Office Fund	502,916	1,310,924

JB Hi-Fi, Ltd. (L)	117,467	1,961,048

Macquarie Group, Ltd.	62,803	2,427,213

Mirvac Group	1,268,470	1,846,204

Myer Holdings, Ltd. (L)	241,172	586,278

National Australia Bank, Ltd.	90,783	2,605,399

Pacific Brands, Ltd.	756,107	510,661

Qantas Airways, Ltd. (I)	624,056	758,183

QBE Insurance Group, Ltd. (L)	642,323	8,664,149

Stockland	1,056,492	3,488,957

Tabcorp Holdings, Ltd.	506,897	1,449,495

Tatts Group, Ltd.	212,060	604,423

Telstra Corp., Ltd.	1,025,887	4,461,448

Westpac Banking Corp.	479,996	13,308,561

Austria 0.6%		7,665,897
OMV AG	95,077	4,388,106

Raiffeisen Bank International AG	18,843	646,166

Voestalpine AG	61,594	2,631,625

Belgium 0.8%		10,276,357
Ageas	113,846	4,480,835

Belgacom SA	85,811	2,052,759

Delhaize Group SA	43,175	2,754,679

KBC Groep NV	22,485	988,084

See notes to financial statements	Semiannual report | International Core Fund	11

	Shares	Value
Canada 1.4%		$17,385,520
Blackberry, Ltd. (I)(L)	366,500	3,702,231

Bombardier, Inc., Class B	222,600	1,012,298

Canadian Oil Sands, Ltd.	34,600	663,881

Canadian Pacific Railway, Ltd.	19,200	2,257,955

Canadian Tire Corp., Ltd., Class A	8,300	702,029

First Quantum Minerals, Ltd.	138,600	2,301,447

Husky Energy, Inc. (L)	64,700	1,829,266

IGM Financial, Inc.	26	1,167

Magna International, Inc. (L)	22,600	1,737,108

Methanex Corp. (L)	19,600	910,871

Metro, Inc. (L)	30,800	1,972,042

Sherritt International Corp.	84,500	295,225

China 0.2%		2,204,622
AAC Technologies Holdings, Inc.	292,500	1,322,343

China Minzhong Food Corp., Ltd. (I)(L)	365,000	151,654

Yangzijiang Shipbuilding Holdings, Ltd. (L)	993,000	730,625

Denmark 0.1%		1,556,255
Coloplast A/S, Class B	16,016	869,588

GN Store Nord A/S	23,519	483,434

Pandora A/S	5,656	203,233

Finland 0.9%		12,035,882
Kone OYJ, Class B	12,887	1,052,767

Neste Oil OYJ	73,485	1,347,634

Nokia OYJ (I)(L)	1,942,780	7,558,786

Sampo OYJ, Class A	34,037	1,415,307

Tieto OYJ	8,508	169,397

Wartsila OYJ Abp	10,553	491,991

France 12.3%		158,972,478
Air France KLM (I)(L)	366,049	2,755,176

AXA SA	246,195	5,358,515

BNP Paribas SA	144,696	9,040,086

Bouygues SA	68,131	2,128,504

Carrefour SA	34,688	1,085,848

Cie Generale des Etablissements Michelin (L)	24,660	2,354,259

Credit Agricole SA (I)	59,726	602,738

European Aeronautic Defence & Space Company NV	96,636	5,558,309

GDF Suez	336,473	7,293,072

L’Oreal SA	21,191	3,532,564

Lagardere SCA	61,598	1,873,011

Orange SA	435,262	4,404,793

Peugeot SA (I)(L)	498,820	7,064,467

Publicis Groupe SA	19,971	1,486,548

Rallye SA	18,060	635,273

Renault SA	137,330	9,780,626

Safran SA	24,640	1,366,371

Sanofi	219,264	21,064,854

Societe Generale SA	259,466	11,310,149

12	International Core Fund | Semiannual report	See notes to financial statements

	Shares	Value
France (continued)
Total SA	975,827	$53,995,031

Valeo SA	2,656	199,760

Vivendi SA	300,477	6,082,524

Germany 5.7%		73,540,099
Adidas AG	19,432	2,054,040

Allianz SE	47,079	6,744,098

Aurubis AG	44,128	2,545,741

Bayer AG	69,941	7,766,686

Continental AG	4,125	622,728

Daimler AG	33,784	2,317,773

Deutsche Bank AG	43,338	1,876,045

Deutsche Lufthansa AG (I)	166,397	2,970,609

Deutsche Post AG	105,907	3,059,475

Duerr AG	42,482	2,849,419

E.ON AG	1,252,296	19,828,199

Leoni AG	50,170	2,752,707

Merck KGaA	8,453	1,284,398

Metro AG	20,722	760,603

Muenchener Rueckversicherungs AG	33,731	6,146,714

ProSiebenSat.1 Media AG	13,333	565,358

RWE AG	203,665	5,596,641

Salzgitter AG	35,613	1,351,388

Sky Deutschland AG (I)	18,307	153,425

Suedzucker AG	71,099	2,294,052

Greece 0.3%		4,478,079
Hellenic Exchanges SA Holding Clearing Settlement and Registry (I)	1,759	12,909

OPAP SA	272,211	2,696,965

Public Power Corp. SA	187,539	1,768,205

Hong Kong 1.9%		23,929,532
AIA Group, Ltd.	309,200	1,348,100

Cheung Kong Holdings, Ltd.	195,000	2,778,465

Esprit Holdings, Ltd.	1,250,251	2,129,547

Galaxy Entertainment Group, Ltd. (I)	689,000	4,177,846

Melco International Development, Ltd.	417	950

Noble Group, Ltd.	1,295,000	814,941

Pacific Basin Shipping, Ltd.	1,395,121	869,768

Power Assets Holdings, Ltd.	207	1,779

Sands China, Ltd.	510,400	2,919,312

Sun Hung Kai Properties, Ltd.	258,000	3,330,155

Swire Pacific, Ltd., Class A, Class A	167,500	1,912,092

Swire Properties, Ltd.	100	279

The Link REIT	120,519	551,614

Wharf Holdings, Ltd.	192,000	1,566,743

Xinyi Glass Holdings Company, Ltd.	460,000	428,678

Yue Yuen Industrial Holdings, Ltd.	359,880	1,099,263

See notes to financial statements	Semiannual report | International Core Fund	13

	Shares	Value
Ireland 0.2%		$2,769,896
C&C Group PLC	156,903	869,755

Paddy Power PLC	23,629	1,900,141

Isle of Man 0.1%		1,399,625
Playtech, Ltd.	133,406	1,399,625

Israel 0.2%		2,525,517
Africa Israel Investments, Ltd. (I)	217,585	382,291

Bezeq The Israeli Telecommunication Corp., Ltd.	112,785	183,592

Partner Communications Company, Ltd.	161,757	1,188,445

Paz Oil Company, Ltd. (I)	150	23,079

Teva Pharmaceutical Industries, Ltd.	19,621	748,110

Italy 4.9%		62,765,523
A2A SpA	736,036	639,841

Ansaldo STS SpA	13,728	118,618

Azimut Holding SpA	76,103	1,634,450

Enel SpA	5,382,953	17,800,178

Eni SpA	649,829	14,759,153

EXOR SpA	13,579	463,617

Fiat SpA (I)	620,456	4,674,119

Finmeccanica SpA (I)(L)	782,583	4,002,744

Intesa Sanpaolo SpA	2,259,615	4,432,430

Mediaset SpA (I)	507,350	2,080,281

Mediolanum SpA	282,362	1,968,737

Recordati SpA	72,112	812,864

Telecom Italia RSP	4,177,390	2,315,433

Telecom Italia SpA	6,416,594	4,488,843

UniCredit SpA	458,035	2,574,215

Japan 21.7%		279,652,984
ABC–MART, Inc.	7,100	296,556

Accordia Golf Company, Ltd.	1,281	1,385,151

Advance Residence Investment Corp.	436	884,201

Aeon Company, Ltd. (L)	191,900	2,612,370

Alps Electric Company, Ltd.	46	328

Astellas Pharma, Inc.	102,100	5,197,560

Avex Group Holdings, Inc.	6,500	182,523

Bridgestone Corp.	57,000	1,858,477

Credit Saison Company, Ltd.	65,300	1,490,462

Daikyo, Inc.	725,000	2,094,946

Daito Trust Construction Company, Ltd.	79,300	7,236,512

Daiwa Securities Group, Inc.	399,000	3,197,467

Daiwabo Holdings Company, Ltd.	215,000	355,553

Dena Company, Ltd. (L)	169,361	3,306,629

DIC Corp.	443,000	1,127,611

Fast Retailing Company, Ltd.	1,500	482,721

Fuji Electric Company, Ltd.	386,000	1,415,501

Fuji Heavy Industries, Ltd.	283,116	6,790,693

Fuji Oil Company, Ltd.	43,900	768,672

GMO Internet, Inc.	22,900	251,682

14	International Core Fund | Semiannual report	See notes to financial statements

	Shares	Value
Japan (continued)
Gungho Online Entertainment, Inc. (I)(L)	1,761	$1,181,461

Gunze, Ltd.	228,000	566,885

Hanwa Company, Ltd.	175,000	753,044

Haseko Corp. (I)	2,319,000	2,692,499

Hino Motors, Ltd.	121,000	1,565,920

Inpex Corp.	416	1,878,650

ITOCHU Corp.	719,100	8,101,639

J Trust Company, Ltd.	34,600	513,408

JFE Holdings, Inc.	192,900	4,237,314

Juki Corp. (I)(L)	193,000	290,305

JX Holdings, Inc.	1,763,600	9,282,420

K’s Holding Corp.	96,300	2,929,252

Kakaku.com, Inc.	130,800	2,388,815

Kao Corp.	84,350	2,453,702

Kawasaki Kisen Kaisha, Ltd.	1,824,000	4,086,459

KDDI Corp.	193,500	9,202,354

Kinugawa Rubber Industrial Company, Ltd.	125,000	693,877

Kobe Steel, Ltd. (I)	745,000	1,180,910

Kohnan Shoji Company, Ltd. (L)	59,600	638,079

Konami Corp.	23	504

Kubota Corp.	121,000	1,629,506

Kurimoto, Ltd.	75,000	205,119

Leopalace21 Corp. (I)	421,300	2,579,224

Marubeni Corp.	704,824	5,104,440

Mazda Motor Corp. (I)	1,512,000	6,009,578

Medinet Company, Ltd. (I)	455	163,925

Medipal Holdings Corp.	102,735	1,143,455

MEIJI Holdings Company, Ltd.	14,600	752,977

Misawa Homes Company, Ltd.	6,600	93,592

Mitsubishi Chemical Holdings Corp.	680,000	3,185,497

Mitsubishi Corp.	510,595	9,527,101

Mitsubishi Estate Company, Ltd.	116,000	3,000,462

Mitsubishi Heavy Industries, Ltd.	288,000	1,568,929

Mitsui & Company, Ltd.	367,000	5,085,876

Mitsui Engineering & Shipbuilding Company, Ltd.	590,000	1,061,623

Mitsui Fudosan Company, Ltd.	76,000	2,380,638

Mitsui Mining & Smelting Company, Ltd.	587,000	1,366,372

Mitsui O.S.K. Lines, Ltd. (I)	948,000	3,726,815

Mizuho Financial Group, Inc.	2,038,800	4,143,283

Murata Manufacturing Company, Ltd.	19,200	1,310,473

Namco Bandai Holdings, Inc.	101,200	1,611,583

NEC Corp.	283,000	598,190

Nippon Light Metal Holdings Company, Ltd.	1,121,300	1,417,334

Nippon Paper Industries Company, Ltd. (L)	133,000	1,804,406

Nippon Steel & Sumitomo Metal Corp.	560,000	1,584,029

Nippon Telegraph & Telephone Corp.	133,700	6,805,161

Nippon Yusen KK	1,117,000	3,162,828

Nipro Corp. (L)	143,400	1,229,618

See notes to financial statements	Semiannual report | International Core Fund	15

	Shares	Value
Japan (continued)
Nitori Holdings Company, Ltd.	31,000	$2,766,363

Nitto Denko Corp.	30,300	1,603,288

Nomura Holdings, Inc.	587,600	4,077,783

North Pacific Bank, Ltd.	161,400	626,959

NTT DOCOMO, Inc.	3,028	4,838,724

Orient Corp. (I)	349,500	820,689

Osaka Gas Company, Ltd.	120	483

Pigeon Corp.	8,000	366,924

Point, Inc.	43,740	2,051,716

Resona Holdings, Inc.	1,804,100	8,564,391

Ricoh Company, Ltd.	197,000	2,119,333

Round One Corp.	213,200	1,194,732

Ryohin Keikaku Company, Ltd.	32,800	2,875,659

Sanix, Inc. (I)(L)	23,100	310,517

Sankyo Company, Ltd.	54,800	2,542,861

Ship Healthcare Holdings, Inc.	4,500	162,429

SHO-BOND Holdings Company, Ltd.	5,500	216,163

Softbank Corp.	45,900	2,864,551

Sojitz Corp.	1,427,600	2,534,990

Sumitomo Corp. (L)	647,900	8,172,354

Sumitomo Light Metal Industries, Ltd.	760,000	746,591

Sumitomo Mitsui Company, Ltd. (I)(L)	691,600	531,880

Sumitomo Mitsui Financial Group, Inc.	108,500	4,801,887

Sumitomo Mitsui Trust Holdings, Inc.	387,000	1,671,175

Sumitomo Realty & Development Company, Ltd.	59,000	2,578,666

Taisei Corp.	387,000	1,578,477

Takara Bio, Inc. (L)	14,900	290,833

Takeda Pharmaceutical Company, Ltd.	200,989	9,103,565

The Daiei, Inc. (I)	176,908	603,908

Tokyo Electric Power Company, Inc. (I)	365,900	1,842,174

Tokyu Land Corp.	83,000	765,227

TonenGeneral Sekiyu KK	122,133	1,106,306

Toshiba Corp.	320,000	1,262,099

Tosoh Corp.	284,000	1,008,402

Toyobo Company, Ltd.	167,000	273,530

Toyota Motor Corp.	346,100	20,907,655

Toyota Tsusho Corp.	230,200	5,268,988

Unitika, Ltd. (I)	882,000	473,417

UNY Group Holdings Company, Ltd.	274,500	1,747,034

Wacom Company, Ltd.	180,800	1,540,248

Yahoo Japan Corp.	976	481,207

Yamada Denki Company, Ltd.	143,790	4,533,660

Luxembourg 0.1%		1,127,914
ArcelorMittal	87,863	1,127,914

Netherlands 4.9%		62,482,876
Aegon NV	612,673	4,365,495

CSM NV (L)	59,293	1,401,517

Delta Lloyd NV	38,598	737,139

16	International Core Fund | Semiannual report	See notes to financial statements

	Shares	Value
Netherlands (continued)
Heineken NV	8,725	$598,107

ING Groep NV (I)	247,036	2,689,748

Koninklijke BAM Groep NV	333,005	1,359,518

Koninklijke KPN NV (I)	349,411	1,020,576

Koninklijke Philips Electronics NV	62,925	1,942,840

PostNL NV (I)	134,909	475,412

Royal Dutch Shell PLC, Class A	950,809	30,758,668

Royal Dutch Shell PLC, Class B	468,489	15,766,376

SNS REAAL NV (I)	69,009	0

Wereldhave NV	20,541	1,367,480

New Zealand 0.5%		6,685,844
Chorus, Ltd.	493,461	1,105,995

Fletcher Building, Ltd.	314,112	2,120,392

Telecom Corp. of New Zealand, Ltd.	1,975,177	3,459,457

Norway 0.4%		5,570,628
Aker Solutions ASA	67,245	1,019,453

DNB ASA	45,779	709,973

Norwegian Air Shuttle ASA (I)	5,668	202,386

Statoil ASA	60,619	1,329,611

TGS-NOPEC Geophysical Company ASA	72,775	2,139,445

Vard Holdings, Ltd. (I)	253,000	169,760

Portugal 0.4%		5,255,148
EDP — Energias de Portugal SA	1,312,505	4,633,864

Portugal Telecom SGPS SA (L)	164,537	621,284

Singapore 1.0%		13,022,650
Ezion Holdings, Ltd.	435,000	770,264

Ezra Holdings, Ltd. (I)(L)	1,037,000	672,510

Golden Agri-Resources, Ltd.	10,861,000	4,752,428

Singapore Telecommunications, Ltd.	2,488,350	6,827,448

Spain 7.6%		97,921,995
Abengoa SA, B Shares (L)	55,376	144,455

ACS Actividades de Construccion y Servicios SA	53,045	1,493,628

Amadeus IT Holding SA, A Shares	66,590	2,150,084

Banco Bilbao Vizcaya Argentaria SA	1,257,824	11,990,366

Banco Santander SA (I)	4,384,192	30,912,242

Distribuidora Internacional de Alimentacion SA	301,238	2,376,805

Enagas SA	67,808	1,537,939

Ferrovial SA	63,911	1,058,856

Fomento de Construcciones y Contratas SA (I)(L)	45,856	814,997

Gas Natural SDG SA	368,202	7,200,206

Grifols SA	8,104	325,449

Iberdrola SA	1,606,869	8,516,915

Repsol SA	285,390	6,619,098

Telefonica SA (I)	1,679,831	22,780,955

Sweden 1.1%		13,701,829
Boliden AB	117,568	1,716,328

Investor AB, B Shares	112,355	3,238,067

See notes to financial statements	Semiannual report | International Core Fund	17

	Shares	Value
Sweden (continued)
NCC AB, B Shares	46,999	$1,228,987

Skandinaviska Enskilda Banken AB, Series A	102,709	1,053,725

Svenska Cellulosa AB, B Shares	54,667	1,334,181

Svenska Handelsbanken AB, Class A	37,127	1,593,234

Swedbank AB, Class A	129,043	2,918,300

Telefonaktiebolaget LM Ericsson, B Shares	52,707	619,007

Switzerland 3.0%		38,305,204
ABB, Ltd. (I)	71,292	1,524,758

Cie Financiere Richemont SA	17,575	1,665,487

Credit Suisse Group AG (I)	111,238	3,198,903

Givaudan AG (I)	228	306,666

Novartis AG	214,485	15,640,612

Roche Holdings AG	44,000	10,975,764

Swiss Life Holding (I)	3,985	746,505

Swiss Re, Ltd. (I)	27,750	2,127,829

The Swatch Group AG	3,685	2,118,680

United Kingdom 20.4%		263,043,516
Aberdeen Asset Management PLC	355,164	1,936,996

Admiral Group PLC	22,838	446,294

ARM Holdings PLC	152,657	2,056,162

Ashtead Group PLC	62,215	621,538

Associated British Foods PLC	22,376	639,774

AstraZeneca PLC	618,860	30,439,916

Aviva PLC	380,824	2,282,751

BAE Systems PLC	1,742,023	11,746,020

Barclays PLC	3,839,084	16,805,010

BBA Aviation PLC	13,853	66,003

BG Group PLC	249,858	4,751,006

BHP Billiton PLC	339,137	9,870,031

BP PLC	5,040,166	34,759,092

BT Group PLC	505,794	2,549,796

Bunzl PLC	85,150	1,795,935

Darty PLC	66,523	83,227

Dixons Retail PLC (I)(L)	3,743,484	2,393,028

Drax Group PLC	258,723	2,798,051

easyJet PLC	86,303	1,649,061

FirstGroup PLC	353,895	628,229

GlaxoSmithKline PLC	372,075	9,483,942

Halfords Group PLC	11,537	64,722

Hargreaves Lansdown PLC	17,694	273,793

Home Retail Group PLC	1,300,862	2,871,744

Imperial Tobacco Group PLC	85,112	2,812,068

Intercontinental Hotels Group PLC	48,588	1,363,338

ITV PLC	1,068,135	2,724,606

Lancashire Holdings, Ltd.	86,982	969,013

Lloyds Banking Group PLC (I)	11,585,795	13,025,998

Micro Focus International PLC (I)	8,408	103,132

Mondi PLC	24,483	377,326

18	International Core Fund | Semiannual report	See notes to financial statements

		Shares	Value
United Kingdom (continued)
Next PLC		102,869	$7,801,826

Persimmon PLC (I)		45,964	782,822

Premier Foods PLC (I)		196,568	400,577

Prudential PLC		374,489	6,256,127

Reckitt Benckiser Group PLC		52,684	3,580,108

Reed Elsevier PLC		99,877	1,225,079

Rio Tinto PLC		457,613	20,657,920

Rolls-Royce Holdings PLC (I)		322,757	5,561,965

Royal Bank of Scotland Group PLC (I)		435,268	2,243,641

Spectris PLC		55,629	1,914,686

SSE PLC		77,086	1,867,163

Standard Life PLC		254,302	1,304,051

Taylor Wimpey PLC		91,168	140,435

Tesco PLC		936,556	5,320,038

Thomas Cook Group PLC (I)		1,177,788	2,573,558

Trinity Mirror PLC (I)		121,865	224,940

Tullett Prebon PLC		172,999	916,086

Vodafone Group PLC		8,849,860	28,522,924

WH Smith PLC		88,947	1,168,204

Whitbread PLC		18,500	883,019

William Hill PLC		543,606	3,497,755

WPP PLC		205,897	3,812,990

Preferred Securities 0.6%			$8,361,393

(Cost $6,372,082)

Germany 0.6%			8,361,393
Porsche Automobil Holding SE		85,963	7,223,272

Volkswagen AG		5,005	1,138,121

	Yield (%)	Shares	Value

Securities Lending Collateral 4.5%			$58,412,835

(Cost $58,412,922)

John Hancock Collateral Investment Trust (W)	0.1754 (Y)	5,836,789	58,412,835

Short-Term Investments 2.6%			$33,204,816

(Cost $33,204,816)

Money Market Funds 2.6%			33,204,816
State Street Institutional Treasury Money
Market Fund	0.0000 (Y)	33,204,816	33,204,816

Total investments (Cost $1,260,303,955)† 103.7%		$1,335,975,897

Other assets and liabilities, net (3.7%)			($48,014,217)

Total net assets 100.0%		$1,287,961,680

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

See notes to financial statements	Semiannual report | International Core Fund	19

Notes to Schedule of Investments

(I) Non-income producing security.

(L) A portion of this security is on loan as of 8-31-13.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 8-31-13.

† At 8-31-13, the aggregate cost of investment securities for federal income tax purposes was $1,325,703,972. Net unrealized appreciation aggregated $10,271,925, of which $72,524,533 related to appreciated investment securities and $62,252,608 related to depreciated investment securities.

The Fund had the following sector allocation as a percentage of net assets on 8-31-13:

Financials	21.4%
Energy	14.6%
Consumer Discretionary	13.1%
Industrials	10.3%
Health Care	9.7%
Telecommunication Services	9.0%
Utilities	6.3%
Materials	5.8%
Consumer Staples	3.7%
Information Technology	2.7%
Short-Term Investments & Other	3.4%

Total	100%

20	International Core Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T AT E M E N T S

Financial statements

Statement of assets and liabilities 8-31-13 (unaudited)

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $1,201,891,033)
including $55,391,520 of securities loaned)	$1,277,563,062
Investments in affiliated issuers, at value (Cost $58,412,922)	58,412,835

Total investments, at value (Cost $1,260,303,955)	1,335,975,897
Cash	16,000
Foreign currency, at value (Cost $469,734)	469,680
Cash held at broker for futures contracts	3,215,405
Receivable for investments sold	173,125
Receivable for fund shares sold	2,176,711
Receivable for forward foreign currency exchange contracts	2,198,621
Dividends and interest receivable	4,652,742
Receivable for securities lending income	69,887
Other receivables and prepaid expenses	167,059

Total assets	1,349,115,127

Liabilities

Payable for forward foreign currency exchange contracts	935,801
Payable for fund shares repurchased	1,032,310
Payable upon return of securities loaned	58,375,430
Payable for futures variation margin	217,800
Payable to affiliates
Accounting and legal services fees	94,638
Transfer agent fees	52,230
Distribution and service fees	19
Trustees’ fees	39,593
Investment management fees	816
Other liabilities and accrued expenses	404,810

Total liabilities	61,153,447

Net assets	$1,287,961,680

Net assets consist of

Paid-in capital	$1,412,139,814
Undistributed net investment income	38,562,609
Accumulated net realized gain (loss) on investments, futures contracts and
foreign currency transactions	(238,961,509)
Net unrealized appreciation (depreciation) on investments, futures
contracts and translation of assets and liabilities in foreign currencies	76,220,766

Net assets	$1,287,961,680

See notes to financial statements	Semiannual report | International Core Fund	21

F I N A N C I A L   S T AT E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($81,935,585 ÷ 2,686,453 shares)[1]	$30.50
Class B ($2,962,949 ÷ 97,945 shares)[1]	$30.25
Class C ($4,752,264 ÷ 157,104 shares)[1]	$30.25
Class I ($451,007,071 ÷ 14,721,380 shares)	$30.64
Class R1 ($347,191 ÷ 11,433.6 shares)	$30.37
Class R2 ($114,590 ÷ 3,748 shares)	$30.57
Class R3 ($72,441 ÷ 2,370.8 shares)	$30.56
Class R4 ($76,831 ÷ 2,511.4 shares)	$30.59
Class R5 ($90,477 ÷ 2,954 shares)	$30.63
Class R6 ($119,684 ÷ 3,900 shares)	$30.69
Class 1 ($38,928,666 ÷ 1,268,110 shares)	$30.70
Class NAV ($707,553,931 ÷ 23,062,279 shares)	$30.68

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$32.11

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

22	International Core Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T AT E M E N T S

Statement of operations For the six-month period ended 8-31-13
(unaudited)

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$29,191,766
Securities lending	1,508,865
Less foreign taxes withheld	(2,503,517)

Total investment income	28,197,114

Expenses

Investment management fees	5,541,535
Distribution and service fees	185,431
Accounting and legal services fees	130,239
Transfer agent fees	300,619
Trustees’ fees	29,335
State registration fees	105,017
Professional fees	39,768
Custodian fees	528,277
Registration and filing fees	26,829
Other	18,659

Total expenses	6,905,709
Less expense reductions	(72,889)

Net expenses	6,832,820

Net investment income	21,364,294

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	42,429,460
Investments in affiliated issuers	(7,465)
Futures contracts	4,926,537
Foreign currency transactions	2,827,720
50,176,252
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(1,352,508)
Investments in affiliated issuers	1,783
Futures contracts	401,648
Translation of assets and liabilities in foreign currencies	752,630
(196,447)
Net realized and unrealized gain	49,979,805

Increase in net assets from operations	$71,344,099

See notes to financial statements	Semiannual report | International Core Fund	23

F I N A N C I A L   S T AT E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Six months
	ended	Year
	8-31-13	ended
	(Unaudited)	2-28-13

Increase (decrease) in net assets

From operations
Net investment income	$21,364,294	$40,352,982
Net realized gain (loss)	50,176,252	(58,781,704)
Change in net unrealized appreciation (depreciation)	(196,447)	95,935,770

Increase in net assets resulting from operations	71,344,099	77,507,048

Distributions to shareholders
From net investment income
Class A	—	(2,647,541)
Class B	—	(81,696)
Class C	—	(110,204)
Class I	—	(18,793,937)
Class R1	—	(8,398)
Class R2	—	(3,287)
Class R3	—	(1,054)
Class R4	—	(1,317)
Class R5	—	(2,763)
Class R6	—	(3,906)
Class 1	—	(1,358,914)
Class NAV	—	(21,987,219)

Total distributions	—	(45,000,236)

From Fund share transactions	77,036,679	(478,701,052)

Total increase (decrease)	148,380,778	(446,194,240)

Net assets

Beginning of period	1,139,580,902	1,585,775,142

End of period	$1,287,961,680	$1,139,580,902

Undistributed net investment income	$38,562,609	$17,198,315

24	International Core Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	8-31-13[1]	2-28-13	2-29-12	2-28-11	2-28-10	2-28-09

Per share operating performance

Net asset value, beginning of period	$28.81	$27.72	$30.85	$25.74	$18.43	$39.06
Net investment income[2]	0.49	0.71	0.58	0.33	0.24	0.76
Net realized and unrealized gain (loss)
on investments	1.20	1.31	(3.32)	5.09	7.59	(18.65)
Total from investment operations	1.69	2.02	(2.74)	5.42	7.83	(17.89)
Less distributions
From net investment income	—	(0.93)	(0.39)	(0.31)	(0.52)	(1.56)
From net realized gain	—	—	—	—	—	(1.18)
Total distributions	—	(0.93)	(0.39)	(0.31)	(0.52)	(2.74)
Net asset value, end of period	$30.50	$28.81	$27.72	$30.85	$25.74	$18.43
Total return (%)[3,4]	5.87[5]	7.41	(8.73)	21.13	42.33	(47.16)

Ratios and supplemental data

Net assets, end of period (in millions)	$82	$91	$374	$333	$225	$54
Ratios (as a percentage of average net assets):
Expenses before reductions	1.44[6]	1.58	1.58	1.61	1.95[7]	1.75
Expenses net of fee waivers	1.44[6]	1.58	1.58	1.60	1.66[7]	1.75
Expenses net of fee waivers and credits	1.44[6]	1.58	1.58	1.60	1.62[7]	1.70
Net investment income	3.23[6]	2.66	2.05	1.21	0.94	2.33
Portfolio turnover (%)	24	53	42	39	44	54

1 Six months ended 8-31-13. Unaudited.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

See notes to financial statements	Semiannual report | International Core Fund	25

CLASS B SHARES Period ended	8-31-13[1]	2-28-13	2-29-12	2-28-11	2-28-10	2-28-09

Per share operating performance

Net asset value, beginning of period	$28.70	$27.61	$30.70	$25.62	$18.36	$38.80
Net investment income[2]	0.35	0.42	0.44	0.18	0.17	0.53
Net realized and unrealized gain (loss)
on investments	1.20	1.41	(3.34)	5.01	7.44	(18.49)
Total from investment operations	1.55	1.83	(2.90)	5.19	7.61	(17.96)
Less distributions
From net investment income	—	(0.74)	(0.19)	(0.11)	(0.35)	(1.30)
From net realized gain	—	—	—	—	—	(1.18)
Total distributions	—	(0.74)	(0.19)	(0.11)	(0.35)	(2.48)
Net asset value, end of period	$30.25	$28.70	$27.61	$30.70	$25.62	$18.36
Total return (%)[3,4]	5.40[5]	6.71	(9.38)	20.28	41.35	(47.53)

Ratios and supplemental data

Net assets, end of period (in millions)	$3	$3	$4	$5	$6	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	2.78[6]	2.94	2.49	2.36	3.07[7]	2.75
Expenses net of fee waivers	2.30[6]	2.30	2.30	2.30	2.36[7]	2.63
Expenses net of fee waivers and credits	2.30[6]	2.30	2.30	2.30	2.33[7]	2.40
Net investment income	2.32[6]	1.56	1.58	0.65	0.69	1.64
Portfolio turnover (%)	24	53	42	39	44	54

1 Six months ended 8-31-13. Unaudited.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

CLASS C SHARES Period ended	8-31-13[1]	2-28-13	2-29-12	2-28-11	2-28-10	2-28-09

Per share operating performance

Net asset value, beginning of period	$28.70	$27.61	$30.71	$25.62	$18.36	$38.81
Net investment income[2]	0.34	0.42	0.43	0.17	0.15	0.55
Net realized and unrealized gain (loss)
on investments	1.21	1.41	(3.34)	5.03	7.46	(18.52)
Total from investment operations	1.55	1.83	(2.91)	5.20	7.61	(17.97)
Less distributions
From net investment income	—	(0.74)	(0.19)	(0.11)	(0.35)	(1.30)
From net realized gain	—	—	—	—	—	(1.18)
Total distributions	—	(0.74)	(0.19)	(0.11)	(0.35)	(2.48)
Net asset value, end of period	$30.25	$28.70	$27.61	$30.71	$25.62	$18.36
Total return (%)[3,4]	5.40[5]	6.71	(9.41)	20.32	41.35	(47.55)

Ratios and supplemental data

Net assets, end of period (in millions)	$5	$4	$4	$5	$5	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	2.57[6]	2.77	2.50	2.47	2.69[7]	2.59
Expenses net of fee waivers	2.30[6]	2.30	2.30	2.30	2.36[7]	2.43
Expenses net of fee waivers and credits	2.30[6]	2.30	2.30	2.30	2.33[7]	2.40
Net investment income	2.24[6]	1.54	1.53	0.62	0.60	1.69
Portfolio turnover (%)	24	53	42	39	44	54

1 Six months ended 8-31-13. Unaudited.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

26	International Core Fund | Semiannual report	See notes to financial statements

CLASS I SHARES Period ended	8-31-13[1]	2-28-13	2-29-12	2-28-11	2-28-10	2-28-09

Per share operating performance

Net asset value, beginning of period	$28.90	$27.78	$30.94	$25.80	$18.45	$39.20
Net investment income[2]	0.52	0.68	0.72	0.45	0.35	0.94
Net realized and unrealized gain (loss)
on investments	1.22	1.49	(3.36)	5.12	7.63	(18.77)
Total from investment operations	1.74	2.17	(2.64)	5.57	7.98	(17.83)
Less distributions
From net investment income	—	(1.05)	(0.52)	(0.43)	(0.63)	(1.74)
From net realized gain	—	—	—	—	—	(1.18)
Total distributions	—	(1.05)	(0.52)	(0.43)	(0.63)	(2.92)
Net asset value, end of period	$30.64	$28.90	$27.78	$30.94	$25.80	$18.45
Total return (%)[3]	6.02[4]	7.92	(8.33)	21.73	43.10	(46.91)

Ratios and supplemental data

Net assets, end of period (in millions)	$451	$392	$411	$291	$84	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.14[5]	1.17	1.16	1.12	1.06	2.37
Expenses net of fee waivers	1.14[5]	1.17	1.16	1.12	1.06	1.18
Expenses net of fee waivers and credits	1.14[5]	1.17	1.16	1.12	1.06	1.18
Net investment income	3.39[5]	2.49	2.54	1.61	1.34	2.87
Portfolio turnover (%)	24	53	42	39	44	54

1 Six months ended 8-31-13. Unaudited.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Not annualized.
5 Annualized.

CLASS R1 SHARES Period ended	8-31-13[1]	2-28-13	2-29-12	2-28-11	2-28-10	2-28-09

Per share operating performance

Net asset value, beginning of period	$28.75	$27.66	$30.77	$25.67	$18.36	$38.94
Net investment income[2]	0.40	0.51	0.53	0.24	0.23	0.69
Net realized and unrealized gain (loss)
on investments	1.22	1.43	(3.33)	5.06	7.50	(18.54)
Total from investment operations	1.62	1.94	(2.80)	5.30	7.73	(17.85)
Less distributions
From net investment income	—	(0.85)	(0.31)	(0.20)	(0.42)	(1.55)
From net realized gain	—	—	—	—	—	(1.18)
Total distributions	—	(0.85)	(0.31)	(0.20)	(0.42)	(2.73)
Net asset value, end of period	$30.37	$28.75	$27.66	$30.77	$25.67	$18.36
Total return (%)[3]	5.63[4]	7.10	(9.00)	20.71	42.00	(47.16)

Ratios and supplemental data

Net assets, end of period (in millions)	—[5]	—[5]	—[5]	—[5]	—[5]	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	5.89[6]	7.16	7.37	6.88	8.85[7]	15.16
Expenses net of fee waivers	1.90[6]	1.90	1.90	1.92	1.92[7]	2.10
Expenses net of fee waivers and credits	1.90[6]	1.90	1.90	1.92	1.92[7]	1.70
Net investment income	2.61[6]	1.87	1.88	0.90	0.92	2.21
Portfolio turnover (%)	24	53	42	39	44	54

1 Six months ended 8-31-13. Unaudited.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

See notes to financial statements	Semiannual report | International Core Fund	27

CLASS R2 SHARES Period ended	8-31-13[1]	2-28-13[2]

Per share operating performance

Net asset value, beginning of period	$28.91	$27.80
Net investment income[3]	0.44	0.59
Net realized and unrealized gain on investments	1.22	1.43
Total from investment operations	1.66	2.02
Less distributions
From net investment income	—	(0.91)
Total distributions	—	(0.91)
Net asset value, end of period	$30.57	$28.91
Total return (%)[4]	5.74[5]	7.39

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	12.63[7]	20.70
Expenses net of fee waivers	1.65[7]	1.65
Expenses net of fee waivers and credits	1.65[7]	1.65
Net investment income	2.89[7]	2.16
Portfolio turnover (%)	24	53[8]

1 Six months ended 8-31-13. Unaudited.
2 The inception date for Class R2 shares is 3-1-12.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 3-1-12 to 2-28-13.

CLASS R3 SHARES Period ended	8-31-13[1]	2-28-13	2-29-12	2-28-11	2-28-10[2]

Per share operating performance

Net asset value, beginning of period	$28.92	$27.80	$30.94	$25.80	$23.33
Net investment income[3]	0.41	0.53	0.57	0.29	0.02
Net realized and unrealized gain (loss) on investments	1.23	1.46	(3.38)	5.08	2.90
Total from investment operations	1.64	1.99	(2.81)	5.37	2.92
Less distributions
From net investment income	—	(0.87)	(0.33)	(0.23)	(0.45)
Total distributions	—	(0.87)	(0.33)	(0.23)	(0.45)
Net asset value, end of period	$30.56	$28.92	$27.80	$30.94	$25.80
Total return (%)[4]	5.67[5]	7.28	(8.95)	20.87	12.40[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]	—[6]	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	24.66[7]	47.36	45.66	44.55	10.97[7]
Expenses net of fee waivers	1.80[7]	1.80	1.80	1.83	1.91[7]
Expenses net of fee waivers and credits	1.80[7]	1.80	1.80	1.83	1.91[7]
Net investment income	2.69[7]	1.93	2.01	1.05	0.10[7]
Portfolio turnover (%)	24	53	42	39	44[8]

1 Six months ended 8-31-13. Unaudited.
2 The inception date for Class R3 shares is 5-22-09.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 3-1-09 to 2-28-10.

28	International Core Fund | Semiannual report	See notes to financial statements

CLASS R4 SHARES Period ended	8-31-13[1]	2-28-13	2-29-12	2-28-11	2-28-10[2]

Per share operating performance

Net asset value, beginning of period	$28.89	$27.79	$30.94	$25.80	$23.33
Net investment income[3]	0.42	0.64	0.65	0.37	0.08
Net realized and unrealized gain (loss) on investments	1.28	1.44	(3.38)	5.08	2.91
Total from investment operations	1.70	2.08	(2.73)	5.45	2.99
Less distributions
From net investment income	—	(0.98)	(0.42)	(0.31)	(0.52)
Total distributions	—	(0.98)	(0.42)	(0.31)	(0.52)
Net asset value, end of period	$30.59	$28.89	$27.79	$30.94	$25.80
Total return (%)[4]	5.88[5]	7.61	(8.67)	21.21	12.69[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]	—[6]	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	24.62[7]	42.45	42.74	44.22	10.71[7]
Expenses net of fee waivers	1.40[7]	1.43	1.50	1.53	1.61[7]
Expenses net of fee waivers and credits	1.40[7]	1.43	1.50	1.53	1.61[7]
Net investment income	2.74[7]	2.34	2.29	1.34	0.40[7]
Portfolio turnover (%)	24	53	42	39	44[8]

1 Six months ended 8-31-13. Unaudited.
2 The inception date for Class R4 shares is 5-22-09.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 3-1-09 to 2-28-10.

CLASS R5 SHARES Period ended	8-31-13[1]	2-28-13	2-29-12	2-28-11	2-28-10[2]

Per share operating performance

Net asset value, beginning of period	$28.90	$27.78	$30.94	$25.79	$23.33
Net investment income[3]	0.51	0.70	0.73	0.44	0.14
Net realized and unrealized gain (loss) on investments	1.22	1.45	(3.38)	5.10	2.91
Total from investment operations	1.73	2.15	(2.65)	5.54	3.05
Less distributions
From net investment income	—	(1.03)	(0.51)	(0.39)	(0.59)
Total distributions	—	(1.03)	(0.51)	(0.39)	(0.59)
Net asset value, end of period	$30.63	$28.90	$27.78	$30.94	$25.79
Total return (%)[4]	5.99[5]	7.88	(8.38)	21.59	12.95[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]	—[6]	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	17.06[7]	21.14	20.87	31.41	10.50[7]
Expenses net of fee waivers	1.20[7]	1.20	1.20	1.22	1.31[7]
Expenses net of fee waivers and credits	1.20[7]	1.20	1.20	1.22	1.31[7]
Net investment income	3.35[7]	2.57	2.58	1.58	0.70[7]
Portfolio turnover (%)	24	53	42	39	44[8]

1 Six months ended 8-31-13. Unaudited.
2 The inception date for Class R5 shares is 5-22-09.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 3-1-09 to 2-28-10.

See notes to financial statements	Semiannual report | International Core Fund	29

CLASS R6 SHARES Period ended	8-31-13[1]	2-28-13	2-29-12[2]

Per share operating performance

Net asset value, beginning of period	$28.94	$27.82	$28.00
Net investment income[3]	0.53	0.73	0.26
Net realized and unrealized gain on investments	1.22	1.45	0.10
Total from investment operations	1.75	2.18	0.36
Less distributions
From net investment income	—	(1.06)	(0.54)
Total distributions	—	(1.06)	(0.54)
Net asset value, end of period	$30.69	$28.94	$27.82
Total return (%)[4]	6.05[5]	7.95	1.49[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	14.62[7]	21.97	16.83[7]
Expenses net of fee waivers	1.12[7]	1.12	1.12[7]
Expenses net of fee waivers and credits	1.12[7]	1.12	1.12[7]
Net investment income	3.43[7]	2.66	1.98[7]
Portfolio turnover (%)	24	53	42[8]

1 Six months ended 8-31-13. Unaudited.
2 The inception date for Class R6 shares is 9-1-11.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 3-1-11 to 2-28-12.

CLASS 1 SHARES Period ended	8-31-13[1]	2-28-13	2-29-12	2-28-11	2-28-10	2-28-09

Per share operating performance

Net asset value, beginning of period	$28.94	$27.82	$30.99	$25.84	$18.48	$39.22
Net investment income[2]	0.54	0.75	0.79	0.50	0.46	0.93
Net realized and unrealized gain (loss)
on investments	1.22	1.44	(3.41)	5.09	7.54	(18.74)
Total from investment operations	1.76	2.19	(2.62)	5.59	8.00	(17.81)
Less distributions
From net investment income	—	(1.07)	(0.55)	(0.44)	(0.64)	(1.75)
From net realized gain	—	—	—	—	—	(1.18)
Total distributions	—	(1.07)	(0.55)	(0.44)	(0.64)	(2.93)
Net asset value, end of period	$30.70	$28.94	$27.82	$30.99	$25.84	$18.48
Total return (%)[3]	6.08[4]	8.00	(8.27)	21.75	43.11	(46.83)

Ratios and supplemental data

Net assets, end of period (in millions)	$39	$37	$39	$47	$44	$34
Ratios (as a percentage of average net assets):
Expenses before reductions	1.06[5]	1.08	1.07	1.07	1.08[6]	1.10
Expenses net of fee waivers	1.06[5]	1.08	1.07	1.07	1.07[6]	1.10
Expenses net of fee waivers and credits	1.06[5]	1.08	1.07	1.07	1.07[6]	1.10
Net investment income	3.51[5]	2.76	2.76	1.83	1.83	2.88
Portfolio turnover (%)	24	53	42	39	44	54

1 Six months ended 8-31-13. Unaudited.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Not annualized.
5 Annualized.
6 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

30	International Core Fund | Semiannual report	See notes to financial statements

CLASS NAV SHARES Period ended	8-31-13[1]	2-28-13	2-29-12	2-28-11	2-28-10	2-28-09

Per share operating performance

Net asset value, beginning of period	$28.92	$27.80	$30.98	$25.82	$18.47	$39.21
Net investment income[2]	0.53	0.82	0.81	0.51	0.49	0.99
Net realized and unrealized gain (loss)
on investments	1.23	1.38	(3.43)	5.10	7.51	(18.78)
Total from investment operations	1.76	2.20	(2.62)	5.61	8.00	(17.79)
Less distributions
From net investment income	—	(1.08)	(0.56)	(0.45)	(0.65)	(1.77)
From net realized gain	—	—	—	—	—	(1.18)
Total distributions	—	(1.08)	(0.56)	(0.45)	(0.65)	(2.95)
Net asset value, end of period	$30.68	$28.92	$27.80	$30.98	$25.82	$18.47
Total return (%)[3]	6.09[4]	8.06	(8.24)	21.85	43.14	(46.80)

Ratios and supplemental data

Net assets, end of period (in millions)	$708	$611	$753	$920	$800	$603
Ratios (as a percentage of average net assets):
Expenses before reductions	1.01[5]	1.03	1.02	1.02	1.04[6]	1.04
Expenses net of fee waivers	1.01[5]	1.03	1.02	1.02	1.02[6]	1.04
Expenses net of fee waivers and credits	1.01[5]	1.03	1.02	1.02	1.02[6]	1.04
Net investment income	3.48[5]	3.03	2.84	1.87	1.99	3.06
Portfolio turnover (%)	24	53	42	39	44	54

1 Six months ended 8-31-13. Unaudited.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Not annualized.
5 Annualized.
6 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements	Semiannual report | International Core Fund	31

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock International Core Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek high total return.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last quoted bid or evaluated price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter (OTC) market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which the/se fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect

32	International Core Fund | Semiannual report

the values of foreign securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The fund may use a fair valuation model to value foreign securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of August 31, 2013, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 8-31-13	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks

Australia	$67,720,983	—	$67,720,983	—
Austria	7,665,897	—	7,665,897	—
Belgium	10,276,357	—	10,276,357	—
Canada	17,385,520	$17,385,520	—	—
China	2,204,622	—	2,052,968	$151,654
Denmark	1,556,255	—	1,556,255	—
Finland	12,035,882	—	12,035,882	—
France	158,972,478	—	158,972,478	—
Germany	73,540,099	—	73,540,099	—
Greece	4,478,079	—	4,478,079	—
Hong Kong	23,929,532	—	23,929,532	—
Ireland	2,769,896	—	2,769,896	—
Isle of Man	1,399,625	—	1,399,625	—
Israel	2,525,517	—	2,525,517	—
Italy	62,765,523	—	62,765,523	—
Japan	279,652,984	—	279,652,984	—
Luxembourg	1,127,914	—	1,127,914	—
Netherlands	62,482,876	—	62,482,876	—
New Zealand	6,685,844	—	6,685,844	—
Norway	5,570,628	—	5,570,628	—
Portugal	5,255,148	—	5,255,148	—
Singapore	13,022,650	—	13,022,650	—
Spain	97,921,995	—	97,921,995	—
Sweden	13,701,829	—	13,701,829	—
Switzerland	38,305,204	—	38,305,204	—
United Kingdom	263,043,516	—	263,043,516	—

Semiannual report | International Core Fund	33

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 8-31-13	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Preferred Securities
Germany	$8,361,393	—	$8,361,393	—
Securities Lending
Collateral	58,412,835	$58,412,835	—	—
Short-Term Investments
Money Market Funds	33,204,816	33,204,816	—	—

Total Investments in
Securities	$1,335,975,897	$109,003,171	$1,226,821,072	$151,654
Other Financial
Instruments
Futures	($611,215)	($611,215)	—	—
Forward Foreign
Currency Contracts	$1,262,820	—	$1,262,820	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCIT, an affiliate of the fund, which has a floating net asset value (NAV) and is registered with the SEC as an investment company. JHCIT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCIT with respect to the cash collateral.

If a borrower fails to return loaned securities when due, then the lending agent is responsible to and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCIT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering its securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund is shown on the Statement of assets and liabilities as Payable upon return of securities loaned.

34	International Core Fund | Semiannual report

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Prior to March 27, 2013, the fund participated in a $100 million unsecured line of credit, also with Citibank N.A., with terms otherwise similar to the existing agreement. Commitment fees for the six months ended August 31, 2013 were $478. For the six months ended August 31, 2013, the fund had no borrowings under either line of credit.

Expenses. Within the John Hancock funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage expenses, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Semiannual report | International Core Fund	35

Under the Regulated Investment Company Modernization Act of 2010, the fund are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of February 28, 2013, the fund has a capital loss carryforward of $220,110,762 available to offset future net realized capital gains. The following table details the capital loss carryforward available as of February 28, 2013:

CAPITAL LOSS CARRYFORWARD
EXPIRING	EXPIRING	NO EXPIRATION DATE

FEBRUARY 28, 2018	FEBRUARY 28, 2019	SHORT TERM	LONG TERM
$173,798,079	$7,043,412	$7,502,125	$31,767,146

Availability of a certain amount of the loss carryforward, may be limited in a given year. Net capital losses of $7,594,063 that are the result of security transactions occurring after October 31, 2012, are treated as occurring on March 1, 2013, the first day of the fund’s next taxable year.

As of February 28, 2013, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, passive foreign investment companies, wash sale loss deferrals, derivative transactions and litigation proceeds.

Note 3 — Derivative instruments

The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

36	International Core Fund | Semiannual report

Forward foreign currency contracts, certain options and certain swaps are typically traded through the OTC market. Non-deliverable forwards, currency options and cash settled currency swaps are all regulated by the Commodity Futures Trading Commission (the CFTC) as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed. This right to close out and net payments across all transactions traded under the ISDA could result in a reduction of the fund’s risk to a counterparty equal to any amounts payable by the fund, if any.

Futures, certain options and cleared swaps are traded or cleared on an exchange or central clearinghouse. Exchange-traded or cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures collateral receivable/payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the six months ended August 31, 2013, the fund used futures contracts to gain exposure to certain securities markets. During the six months ended August 31, 2013, the fund held futures contracts with U.S. Dollar notional values ranging from $40.0 million to $73.0 million, as measured at each quarter end. The following table summarizes the contracts held at August 31, 2013.

Semiannual report | International Core Fund	37

						UNREALIZED
OPEN	NUMBER OF		EXPIRATION	NOTIONAL	NOTIONAL	APPRECIATION
CONTRACTS	CONTRACTS	POSITION	DATE	BASIS	VALUE	(DEPRECIATION)

ASX SPI 200	12	Long	Sep 2013	$1,364,463	$1,366,583	$2,120
Index Futures
DAX Index Future	115	Long	Sep 2013	31,220,496	30,844,419	(376,077)
SGX MSCI Singapore	8	Long	Sep 2013	435,277	431,609	(3,668)
Index Futures
S&P TSE 60	53	Short	Sep 2013	(7,076,616)	(7,310,206)	(233,590)
Index Futures
						($611,215)

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended August 31, 2013, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. During the six months ended August 31, 2013, the fund held forward foreign currency contracts with U.S. Dollar notional values ranging from $290.0 million to $316.4 million, as measured at each quarter end. The following table summarizes the contracts held at August 31, 2013.

					CONTRACTUAL			NET UNREALIZED
	CONTRACT		CONTRACT		SETTLEMENT	UNREALIZED	UNREALIZED	APPRECIATION/
	TO BUY		TO SELL	COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(DEPRECIATION)

CHF	7,285,000	USD	7,929,511	Bank of America N.A.	10-25-13	—	($96,661)	($96,661)
CHF	1,246,125	USD	1,361,127	Barclays Bank PLC	10-25-13	—	(21,290)	(21,290)
				Wholesale
CHF	6,975,655	USD	7,599,581	Brown Brothers Harriman	10-25-13	—	(99,339)	(99,339)
				& Company
CHF	5,870,802	USD	6,409,172	Deutsche Bank AG	10-25-13	—	(96,872)	(96,872)
				London
CHF	8,357,010	USD	9,112,311	JPMorgan Chase Bank	10-25-13	—	(126,834)	(126,834)
CHF	10,906,840	USD	11,883,497	Morgan Stanley and	10-25-13	—	(156,436)	(156,436)
				Company International
				PLC
CHF	4,485,557	USD	4,880,300	State Street Bank and	10-25-13	—	(57,418)	(57,418)
				Trust Company
HKD	44,732,320	USD	5,769,920	Bank of America N.A.	10-25-13	—	(247)	(247)
HKD	64,103,389	USD	8,268,290	Bank of New York	10-25-13	—	(94)	(94)
HKD	54,917,553	USD	7,083,570	Barclays Bank PLC	10-25-13	—	(184)	(184)
				Wholesale
HKD	58,456,799	USD	7,540,166	Brown Brothers Harriman	10-25-13	—	(280)	(280)
				& Company
HKD	22,522,100	USD	2,904,784	Deutsche Bank AG	10-25-13	$165	—	165
				London

38	International Core Fund | Semiannual report

					CONTRACTUAL			NET UNREALIZED
	CONTRACT		CONTRACT		SETTLEMENT	UNREALIZED	UNREALIZED	APPRECIATION/
	TO BUY		TO SELL	COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(DEPRECIATION)

HKD	24,623,000	USD	3,175,984	JPMorgan Chase Bank	10-25-13	—	($56)	($56)
HKD	54,917,553	USD	7,083,799	Morgan Stanley and	10-25-13	—	(412)	(412)
				Company International
				PLC
HKD	81,092,551	USD	10,459,762	State Street Bank and	10-25-13	—	(267)	(267)
				Trust Company
JPY	862,804,280	USD	8,967,648	Bank of New York	10-25-13	—	(177,930)	(177,930)
JPY	862,804,281	USD	8,788,521	Barclays Bank PLC	10-25-13	$1,196	—	1,196
				Wholesale
SEK	78,289	USD	12,032	Bank of America N.A.	10-25-13	—	(232)	(232)
SEK	2,995,833	USD	462,598	Barclays Bank PLC	10-25-13	—	(11,079)	(11,079)
				Wholesale
SEK	968,491	USD	148,959	Brown Brothers Harriman	10-25-13	—	(2,992)	(2,992)
				& Company
SEK	21,241,975	USD	3,275,985	Deutsche Bank AG	10-25-13	—	(74,485)	(74,485)
				London
SGD	15,474,418	USD	12,130,091	Bank of America N.A.	10-25-13	1,956	—	1,956
SGD	3,337,439	USD	2,619,448	Bank of New York	10-25-13	—	(2,874)	(2,874)
SGD	9,439,547	USD	7,404,159	Barclays Bank PLC	10-25-13	—	(3,491)	(3,491)
				Wholesale
SGD	1,942,000	USD	1,524,072	JPMorgan Chase Bank	10-25-13	—	(1,531)	(1,531)
SGD	8,652,209	USD	6,784,727	Morgan Stanley and	10-25-13	—	(1,337)	(1,337)
				Company International
				PLC
SGD	11,058,671	USD	8,666,534	State Street Bank and	10-25-13	3,537	—	3,537
				Trust Company
SGD	3,752,879	USD	2,945,743	The Royal Bank of	10-25-13	—	(3,460)	(3,460)
				Scotland PLC
USD	3,706,064	AUD	4,102,760	Bank of America N.A.	10-25-13	66,795	—	66,795
USD	3,216,527	AUD	3,558,597	Bank of New York	10-25-13	59,946	—	59,946
USD	3,907,116	AUD	4,325,045	Barclays Bank PLC	10-25-13	70,674	—	70,674
				Wholesale
USD	1,714,621	AUD	1,897,502	Brown Brothers Harriman	10-25-13	31,481	—	31,481
				& Company
USD	3,922,741	AUD	4,341,986	Morgan Stanley and	10-25-13	71,272	—	71,272
				Company International
				PLC
USD	2,033,846	AUD	2,251,608	State Street Bank and	10-25-13	36,603	—	36,603
				Trust Company
USD	3,088,576	CAD	3,208,197	Bank of America N.A.	10-25-13	46,518	—	46,518
USD	1,040,707	CAD	1,084,198	Bank of New York	10-25-13	12,655	—	12,655
USD	4,985,987	CAD	5,188,618	Barclays Bank PLC	10-25-13	66,065	—	66,065
				Wholesale
USD	51,294	CAD	53,422	JPMorgan Chase Bank	10-25-13	638	—	638
USD	802,871	CAD	835,807	Morgan Stanley and	10-25-13	10,346	—	10,346
				Company International
				PLC
USD	4,266,934	CAD	4,432,619	State Street Bank and	10-25-13	63,860	—	63,860
				Trust Company
USD	1,383,143	CAD	1,439,388	The Royal Bank of	10-25-13	18,294	—	18,294
				Scotland PLC
USD	8,565,545	EUR	6,399,395	Bank of America N.A.	10-25-13	106,324	—	106,324
USD	18,504,182	EUR	13,792,725	Bank of New York	10-25-13	271,878	—	271,878
USD	5,390,428	EUR	4,038,409	Barclays Bank PLC	10-25-13	52,143	—	52,143
				Wholesale
USD	11,198,637	EUR	8,338,399	Brown Brothers Harriman	10-25-13	176,288	—	176,288
				& Company

Semiannual report | International Core Fund	39

					CONTRACTUAL			NET UNREALIZED
	CONTRACT		CONTRACT		SETTLEMENT	UNREALIZED	UNREALIZED	APPRECIATION/
	TO BUY		TO SELL	COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(DEPRECIATION)

USD	6,236,189	EUR	4,639,676	Deutsche Bank AG	10-25-13	$103,101	—	$103,101
				London
USD	8,763,568	EUR	6,524,444	JPMorgan Chase Bank	10-25-13	139,047	—	139,047
USD	5,406,306	EUR	4,025,835	Morgan Stanley and	10-25-13	84,642	—	84,642
				Company International
				PLC
USD	13,601,962	EUR	10,185,869	State Street Bank and	10-25-13	137,483	—	137,483
				Trust Company
USD	5,403,582	EUR	4,020,944	The Royal Bank of	10-25-13	88,383	—	88,383
				Scotland PLC
USD	5,746,166	GBP	3,706,367	Bank of America N.A.	10-25-13	4,696	—	4,696
USD	2,872,297	GBP	1,831,892	Bank of New York	10-25-13	34,544	—	34,544
USD	7,961,325	GBP	5,083,091	Barclays Bank PLC	10-25-13	87,195	—	87,195
				Wholesale
USD	2,840,545	GBP	1,813,573	Brown Brothers Harriman	10-25-13	31,170	—	31,170
				& Company
USD	5,770,698	GBP	3,682,100	Deutsche Bank AG	10-25-13	66,819	—	66,819
				London
USD	1,695,034	NOK	10,141,365	Bank of America N.A.	10-25-13	41,064	—	41,064
USD	1,113,142	NOK	6,638,999	Brown Brothers Harriman	10-25-13	30,378	—	30,378
				& Company
USD	2,913,849	NZD	3,666,146	Bank of America N.A.	10-25-13	90,694	—	90,694
USD	2,913,926	NZD	3,666,146	Barclays Bank PLC	10-25-13	90,771	—	90,771
				Wholesale

						$2,198,621	($935,801)	$1,262,820

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at August 31, 2013 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS AND	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Equity contracts	Receivable for futures	Futures*	$2,120	($613,335)

Foreign exchange	Receivable-payable for	Forward foreign	2,198,621	(935,801)
contracts	forward foreign	currency contracts
	currency contracts

Total			$2,200,741	($1,549,136)

* Reflects cumulative appreciation/depreciation of futures as disclosed herein. Only the period end variation margin is separately disclosed on the Statement of assets and liabilities.

40	International Core Fund | Semiannual report

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended August 31, 2013:

			FOREIGN
	STATEMENT OF	FUTURES	CURRENCY
RISK	OPERATIONS LOCATION	CONTRACTS	TRANSACTION*	TOTAL

Equity contracts	Net realized	$4,926,537	—	$4,926,537
	gain (loss)

Foreign exchange	Net realized	—	$3,472,499	3,472,499
contracts	gain (loss)

Total		$4,926,537	$3,472,499	$8,399,036

* Realized gain-loss associated with forward foreign currency contracts is included in the caption on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended August 31, 2013:

			TRANSLATION
			OF ASSETS
			AND LIABILITIES
	STATEMENT OF	FUTURES	IN FOREIGN
RISK	OPERATIONS LOCATION	CONTRACTS	CURRENCIES*	TOTAL

Equity contracts	Change in unrealized	$401,648	—	$401,648
	appreciation (depreciation)

Foreign exchange	Change in unrealized	—	$790,595	790,595
contracts	appreciation (depreciation)

Total		$401,648	$790,595	$1,192,243

* Change in unrealized appreciation-depreciation associated with forward foreign currency contracts is included in the caption on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Advisor) serves as investment advisor for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the Trust. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: a) 0.920% of the first $100,000,000 of the fund’s average daily net assets; b) 0.895% of the next $900,000,000; c) 0.880% of the next $1,000,000,000; d) 0.850% of the next $1,000,000,000; e) 0.825% of the next $1,000,000,000; and f) 0.800% of the fund’s average daily net assets in excess of $4,000,000,000. The Advisor has a subadvisory agreement with Grantham, Mayo, Van Otterloo & Co. LLC. The fund is not responsible for payment of the subadvisory fees.

Semiannual report | International Core Fund	41

Effective June 1, 2013, the Advisor has contractually agreed to waive a portion of its management fee for certain funds (the Participating portfolios) of the Trust, John Hancock Funds, John Hancock Funds II and John Hancock Variable Insurance Trust. The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the Participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the Participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the Participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the fund. This agreement excludes certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees and expenses paid indirectly and short dividend expense. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.60%, 2.30%, 2.30%, 1.90%, 1.65%, 1.80%, 1.40%, 1.20% and 1.12% for Class A, Class B, Class C, Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares, respectively. These expense limitations will remain in effect through June 30, 2014, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time.

Accordingly, these expense reductions amounted to $1,170, $7,473, $6,275, $6,090, $6,642, $6,086, $6,996, $7,014, $7,048, $7,968, $538 and $9,559 for Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, Class 1 and Class NAV shares, respectively, for the six months ended August 31, 2013.

The investment management fees incurred for the six months ended August 31, 2013 were equivalent to a net annual effective rate of 0.88% of the fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended August 31, 2013 amounted to an annual rate of 0.02% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R1, Class R2, Class R3, Class R4 and Class R5 shares, the fund pays for certain other services. The fund pays up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares.

42	International Core Fund | Semiannual report

CLASS	RULE 12b-1 FEE	SERVICE FEE

Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R1	0.50%	0.25%
Class R2	0.25%	0.25%
Class R3	0.50%	0.15%
Class R4[1]	0.25%	0.10%
Class R5	—	0.05%
Class 1	0.05%	—

1 The Distributor has contractually agreed to waive 0.10% of 12b-1 fees for Class R4 shares to limit the 12b-1 fees on Class R4 shares to 0.15% of the average daily net assets of Class R4 shares, until at least June 30, 2014, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. Accordingly, the fee limitation amounted to $30 for Class R4 shares for the period ended August 31, 2013.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $274,346 for the six months ended August 31, 2013. Of this amount, $46,919 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $224,511 was paid as sales commissions to broker-dealers and $2,916 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended August 31, 2013, CDSCs received by the Distributor amounted to $1,131 and $291 for Class B and Class C shares, respectively. The fund did not pay CDSCs for Class A shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Semiannual report | International Core Fund	43

Class level expenses. Class level expenses for the six months ended August 31, 2013 were:

	DISTRIBUTION	TRANSFER	STATE
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES

Class A	$135,631	$67,607	$17,799
Class B	15,461	2,301	7,710
Class C	23,188	3,463	7,442
Class I	—	227,153	29,917
Class R1	853	41	7,045
Class R2	139	14	6,162
Class R3	156	7	7,026
Class R4	84	7	7,026
Class R5	13	11	7,026
Class R6	—	15	7,864
Class 1	9,906	—	—

Total	$185,431	$300,619	$105,017

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other fund’s within the John Hancock funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended August 31, 2013 and for the year ended February 28, 2013 were as follows:

	Six months ended 8-31-13			Year ended 2-28-13
	Shares	Amount	Shares	Amount
Class A shares

Sold	545,220	$16,442,282	4,184,895	$113,473,414
Distributions reinvested	—	—	92,891	2,589,802
Repurchased	(1,005,143)	(31,156,315)	(14,607,121)	(395,841,939)

Net decrease	(459,923)	($14,714,033)	(10,329,335)	($279,778,723)

Class B shares

Sold	5,361	$161,195	16,963	$453,201
Distributions reinvested	—	—	2,780	77,294
Repurchased	(17,302)	(519,833)	(43,400)	(1,182,374)

Net decrease	(11,941)	($358,638)	(23,657)	($651,879)

Class C shares

Sold	22,692	$687,545	26,519	$731,362
Distributions reinvested	—	—	3,511	97,597
Repurchased	(19,086)	(569,111)	(35,376)	(961,865)

Net increase (decrease)	3,606	$118,434	(5,346)	($132,906)

Class I shares

Sold	2,529,980	$76,806,441	8,474,389	$232,106,900
Distributions reinvested	—	—	666,942	18,627,692
Repurchased	(1,389,426)	(42,436,822)	(10,366,118)	(294,915,181)

Net increase (decrease)	1,140,554	$34,369,619	(1,224,787)	($44,180,589)

44	International Core Fund | Semiannual report

	Six months ended 8-31-13			Year ended 2-28-13
	Shares	Amount	Shares	Amount
Class R1 shares

Sold	1,244	$36,328	2,046	$56,945
Distributions reinvested	—	—	302	8,398
Repurchased	(217)	(6,767)	(968)	(27,733)

Net increase	1,027	$29,561	1,380	$37,610

Class R2 shares[1]

Sold	151	$4,707	3,597	$100,000

Net increase	151	$4,707	3,597	$100,000

Class R3 shares

Sold	1,167	$35,050	135	$3,372
Distributions reinvested	—	—	4	118
Repurchased	(7)	(223)	—	—

Net increase	1,160	$34,827	139	$3,490

Class R4 shares

Sold	1,137	$34,761	116	$3,182
Distributions reinvested	—	—	10	266
Repurchased	(2)	(50)	—	—

Net increase	1,135	$34,711	126	$3,448

Class R5 shares

Sold	259	$7,783	408	$10,959
Distributions reinvested	—	—	59	1,655
Repurchased	(68)	(2,077)	(260)	(7,099)

Net increase	191	$5,706	207	$5,515

Class R6 shares

Sold	102	$3,114	217	$6,070
Distributions reinvested	—	—	5	135
Repurchased	(1)	(19)	—	—

Net increase	101	$3,095	222	$6,205

Class 1 shares

Sold	64,678	$1,955,131	75,968	$2,070,732
Distributions reinvested	—	—	48,585	1,358,914
Repurchased	(88,951)	(2,695,608)	(237,152)	(6,491,709)

Net decrease	(24,273)	($740,477)	(112,599)	($3,062,063)

Class NAV shares

Sold	1,944,728	$58,378,519	4,217,064	$112,431,436
Distributions reinvested	—	—	786,663	21,987,219
Repurchased	(4,276)	(129,352)	(10,977,300)	(285,469,815)

Net increase (decrease)	1,940,452	$58,249,167	(5,973,573)	($151,051,160)

Total net increase (decrease)	2,592,240	$77,036,679	(17,663,626)	($478,701,052)

1 The inception date for Class R2 shares is 3-1-12.

Affiliates of the Fund owned 32%, 96%, 45%, 43%, 36%, 92% and 100% of shares of beneficial interest of Class R1, Class R2, Class R3, Class R4, Class R5, Class R6 and Class NAV, respectively, on August 31, 2013.

Semiannual report | International Core Fund	45

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $389,695,875 and $274,633,079, respectively, for the six months ended August 31, 2013.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, the investment may represent a significant portion of the fund’s net assets. At August 31, 2013, funds within the John Hancock funds complex held 54.9% of the fund. The following funds had an affiliate ownership of 5% or more of the fund’s net assets:

AFFILIATE
FUND	CONCENTRATION

John Hancock Lifestyle Growth Portfolio	20.0%
John Hancock Lifestyle Balanced Portfolio	16.5%
John Hancock Lifestyle Aggressive Portfolio	8.5%

46	International Core Fund | Semiannual report

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds III (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management Services, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Grantham, Mayo, Van Otterloo & Co. LLC (the Subadvisor) for John Hancock International Core Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on May 16–17, 2013, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meeting a variety of materials relating to the fund, the Advisor, and the Subadvisor, including comparative performance, fee and expense information for peer groups of similar mutual funds prepared by an independent third-party provider of mutual fund data; performance information for the fund’s benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts; and other information provided by the Advisor and the Subadvisor regarding the nature, extent, and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and does not treat any single factor as determinative and each Trustee may attribute different weights to different factors. The Board’s conclusions may be based in part on its consideration of the Advisory and Subadvisory Agreements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.

Semiannual report | International Core Fund	47

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor’s risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties through Board meetings, discussions, and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objective; review of brokerage matters, including with respect to trade allocation and best execution; and the Advisor’s timeliness in responding to performance issues;

(b) the background, qualifications and skills of the Advisor’s personnel;

(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund;

(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and

(f) the Advisor’s reputation and experience in serving as an investment adviser to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a) reviewed information prepared by management regarding the fund’s performance;

(b) considered the comparative performance of the fund’s benchmark;

48	International Core Fund | Semiannual report

(c) considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of mutual fund data. Such report included the fund’s ranking within a smaller group of peer funds and the fund’s ranking within broader groups of funds; and

(d) took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.

The Board noted that the fund underperformed its benchmark index for the one- and five-year periods and outperformed the index for the three-year period ended December 31, 2012. The Board noted also that the fund underperformed its peer group average for the one- and five-year periods and outperformed the average for the three-year period ended December 31, 2012.

The Board took into account management’s discussion of the fund’s performance, including the impact of market conditions on the Subadvisor’s investment style. The Board also noted the difference between the investment strategy of the fund and those of its peer group.

The Board concluded that the fund’s performance is being monitored and reasonably addressed.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund’s contractual and net management fees and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs.

The Board noted that net management fees for this fund are higher than the peer group median and that total expenses for this fund are equal to the peer group median. The Board took into account management’s discussion of the fund’s expenses.

The Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee. The Board also took into account that management had agreed to implement an overall fee waiver across a number of funds in the complex, including the fund, which is discussed further below. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund. The Board also noted that the Advisor pays the subadvisory fees of the fund, and that such fees are negotiated at arm’s length with respect to the Subadvisor. The Board also noted management’s discussion of the fund’s expenses, as well as certain actions taken over the past several years to reduce the fund’s operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable.

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:

(a) reviewed financial information of the Advisor;

(b) reviewed and considered an analysis presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;

Semiannual report | International Core Fund	49

(c) received and reviewed profitability information with respect to the John Hancock fund complex as a whole;

(d) received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data;

(e) considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;

(f) noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the fund;

(g) noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;

(h) noted that the subadvisory fees for the fund are paid by the and are negotiated at arm’s length; and

(i) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a) considered that the Advisor has agreed, effective June 1, 2013, to waive its management fee for the fund and each of the open-end funds of John Hancock Funds II, John Hancock Funds III, each other John Hancock fund (except those listed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios as follows (the Reimbursement):

The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $75 billion but is less than or equal to $125 billion, 0.0125% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $125 billion but is less than or equal to $150 billion and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $150 billion. (The funds that are not Participating Portfolios as of the date of this semiannual report are each of the fund of funds, money market funds, index funds and closed-end funds);

(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and

(c) the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.

50	International Core Fund | Semiannual report

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1) information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2) the historical and current performance of the fund, and comparative performance information relating to the fund’s benchmark and comparable funds;

(3) the subadvisory fee for the fund, including any breakpoints, and comparative fee information, where available, prepared by an independent third-party provider of mutual fund data; and

(4) information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed by it to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund, that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.

Semiannual report | International Core Fund	51

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which includes arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Trust’s Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate account, and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock fund complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund to fees charged by the fund’s Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group and benchmark and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1) The Subadvisor has extensive experience and demonstrated skills as a manager;

(2) The performance of the fund is being monitored and reasonably addressed;

(3) The subadvisory fees are reasonable in relation to the level and quality of services being provided; and

(4) Subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

* * *

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

52	International Core Fund | Semiannual report

More information

Trustees	Investment advisor
James M. Oates, Chairman	John Hancock Investment Management
Steven R. Pruchansky, Vice Chairman	Services, LLC
Charles L. Bardelis*
James R. Boyle†	Subadvisor
Craig Bromley†	Grantham, Mayo, Van Otterloo & Co. LLC
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Hugh McHaffie	Legal counsel
President	K&L Gates LLP

Andrew G. Arnott
Executive Vice President

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

Semiannual report | International Core Fund	53

800-225-5291
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock International Core Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	66SA 8/13
MF159388	10/13

John Hancock INVESTMENTS

John Hancock

International Growth Fund

Semiannual Report

8.31.13

A look at performance

Total returns for the period ended August 31, 2013

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

	1-year	5-year	10-year	Since inception[1]	6-months	1-year	5-year	10-year	Since inception[1]

Class A	11.22	2.57	—	3.80	–1.07	11.22	13.52	—	30.97

Class B	11.15	2.50	—	3.77	–1.28	11.15	13.12	—	30.66

Class C	15.23	2.84	—	3.75	2.78	15.23	15.03	—	30.50

Class I2	17.50	4.05	—	4.98	4.32	17.50	21.99	—	42.11

Class 1[2]	17.56	4.09	—	5.02	4.37	17.56	22.21	—	42.48

Index 1†	18.63	2.34	—	3.80	3.92	18.63	12.27	—	30.92

Index 2†	19.17	2.11	—	2.95	4.05	19.17	10.98	—	23.36

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I and Class 1 shares.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 6-30-14 for Class A, Class B, Class C, Class I, and Class 1 shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class 1
Net (%)	1.60	2.30	2.30	1.24	1.15
Gross (%)	1.68	3.92	3.32	1.27	1.19

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index 1 is the MSCI EAFE Growth Index; Index 2 is the MSCI EAFE Index.

See the following page for footnotes.

6	International Growth Fund | Semiannual report

		With maximum	Without
	Start date	sales charge	sales charge	Index 1	Index 2

Class B3	6-12-06	$13,072	$13,072	$13,092	$12,336

Class C3	6-12-06	13,050	13,050	13,092	12,336

Class I2	6-12-06	14,211	14,211	13,092	12,336

Class 1[2]	6-12-06	14,248	14,248	13,092	12,336

MSCI EAFE Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index consists of 21 developed market country indexes.

MSCI EAFE Growth Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization index that is designed to measure the performance of growth-oriented developed market stocks within Europe, Australasia, and the Far East. The index consists of 21 developed market country indexes.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1 From 6-12-06.

2 For certain types of investors, as described in the fund’s prospectuses.

3 The contingent deferred sales charge is not applicable.

Semiannual report | International Growth Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

■ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2013, with the same investment held until August 31, 2013.

	Account value	Ending value	Expenses paid during
	on 3-1-13	on 8-31-13	period ended 8-31-13[1]

Class A	$1,000.00	$1,041.40	$8.03

Class B	1,000.00	1,037.20	11.81

Class C	1,000.00	1,037.80	11.81

Class I	1,000.00	1,043.20	6.13

Class 1	1,000.00	1,043.70	5.77

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2013, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	International Growth Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2013, with the same investment held until August 31, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 3-1-13	on 8-31-13	period ended 8-31-13[1]

Class A	$1,000.00	$1,017.30	$7.93

Class B	1,000.00	1,013.60	11.67

Class C	1,000.00	1,013.60	11.67

Class I	1,000.00	1,019.20	6.06

Class 1	1,000.00	1,019.60	5.70

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1. Expenses are equal to the fund’s annualized espense ratio of 1.56%, 2.30%, 2.30%, 1.19%, and 1.12% for Class A, Class B, Class C, Class I, and Class 1 shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual report | International Growth Fund	9

Portfolio summary

Top 10 Holdings (19.4% of Net Assets on 8-31-13)[1,2]

Roche Holdings AG	3.2%	Diageo PLC	1.6%

GlaxoSmithKline PLC	2.6%	Rio Tinto PLC	1.6%

British American Tobacco PLC	2.3%	Novo Nordisk A/S, Class B	1.4%

Nestle SA	2.3%	Unilever NV	1.3%

Toyota Motor Corp.	2.0%	Lloyds Banking Group PLC	1.1%

Sector Composition[1,3]

Financials	16.5%	Information Technology	5.3%

Health Care	15.2%	Telecommunication Services	3.3%

Consumer Discretionary	15.1%	Energy	2.7%

Consumer Staples	14.8%	Utilities	1.7%

Industrials	10.4%	Short-Term Investments & Other	9.0%

Materials	6.0%

Top 10 Countries[1,2,3]

United Kingdom	19.9%	France	5.6%

Japan	19.9%	Hong Kong	2.8%

Switzerland	9.9%	Canada	2.5%

Germany	6.7%	Spain	2.3%

Australia	5.9%	Sweden	2.3%

1 As a percentage of net assets on 8-31-13.

2 Cash and cash equivalents not included.

3 Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Growth stocks may be subject to greater price fluctuations because their prices tend to place greater emphasis on earnings expectations. Hedging and other strategic transactions may increase volatility of a fund and, if the transaction is not successful, could result in a significant loss. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. For additional information on these and other risk considerations, please see the fund’s prospectuses.

10	International Growth Fund | Semiannual report

Fund’s investments

As of 8-31-13 (unaudited)

	Shares	Value
Common Stocks 90.0%		$243,104,686

(Cost $219,905,518)

Australia 5.9%		15,872,686
BHP Billiton, Ltd.	68,794	2,177,598

Coca-Cola Amatil, Ltd.	24,679	268,680

Commonwealth Bank of Australia	7,714	497,061

CSL, Ltd.	37,903	2,292,940

Insurance Australia Group, Ltd.	81,858	422,338

JB Hi-Fi, Ltd.	5,545	92,571

Myer Holdings, Ltd. (L)	40,437	98,300

National Australia Bank, Ltd.	16,195	464,783

Primary Health Care, Ltd.	18,691	85,482

QBE Insurance Group, Ltd.	39,001	526,076

Rio Tinto, Ltd.	31,115	1,602,146

Suncorp Group, Ltd.	38,532	419,591

Telstra Corp., Ltd.	306,854	1,334,468

Westpac Banking Corp.	79,060	2,192,049

Woodside Petroleum, Ltd.	21,526	728,232

Woolworths, Ltd.	84,210	2,670,371

Austria 0.2%		649,327
Erste Group Bank AG	19,064	610,589

Verbund AG, Class A	2,011	38,738

Belgium 1.0%		2,572,395
Ageas	21,134	831,808

Anheuser-Busch InBev NV	6,327	591,434

Bekaert SA	4,208	149,597

Colruyt SA	7,749	428,915

Delhaize Group SA	4,106	261,974

Mobistar SA	5,350	79,696

Umicore SA	4,954	228,971

Bermuda 0.2%		641,496
Seadrill, Ltd.	13,930	641,496

Canada 2.5%		6,649,044
Canadian National Railway Company	24,700	2,316,402

Canadian Pacific Railway, Ltd.	8,500	999,615

Enbridge, Inc. (L)	19,600	803,687

Magna International, Inc.	8,500	653,337

Potash Corp. of Saskatchewan, Inc.	11,900	351,927

See notes to financial statements	Semiannual report | International Growth Fund	11

Canada (continued)

Rogers Communications, Inc., Class B (L)	15,300	$604,127

Royal Bank of Canada (L)	7,900	486,765

Saputo, Inc.	5,200	230,848

Tim Hortons, Inc.	3,700	202,336

China 0.2%		604,290
AAC Technologies Holdings, Inc.	106,000	479,208

Yangzijiang Shipbuilding Holdings, Ltd.	170,000	125,082

Denmark 2.2%		5,976,337
Chr Hansen Holding A/S	4,332	143,377

Coloplast A/S	14,592	792,272

GN Store Nord A/S	11,921	245,037

Novo Nordisk A/S, Class B	23,341	3,898,977

Novozymes A/S, B shares	16,381	597,000

Pandora A/S	5,762	207,042

Vestas Wind Systems A/S (I)	4,970	92,632

Finland 1.4%		3,845,160
Fortum OYJ	24,239	481,936

Kone OYJ	15,758	1,287,305

Neste Oil OYJ	11,616	213,025

Nokia OYJ (I)(L)	126,935	493,867

Nokian Renkaat OYJ	3,586	167,539

Orion OYJ, Series B	6,340	146,888

Outotec OYJ (L)	9,574	123,954

Sampo OYJ, Class A	14,099	586,257

Wartsila OYJ Abp	7,387	344,389

France 5.6%		15,220,261
Air France KLM (I)(L)	28,757	216,448

Alcatel-Lucent (I)(L)	117,980	304,046

AtoS	1	74

AXA SA	10,337	224,988

BNP Paribas SA	8,119	507,246

Bureau Veritas SA	24,363	736,002

Carrefour SA	14,700	460,158

Casino Guichard Perrachon SA	4,265	403,654

Cie Generale des Etablissements Michelin	6,694	639,068

Credit Agricole SA (I)	38,801	391,569

Danone SA	6,987	520,264

Dassault Systemes SA	5,236	668,436

Essilor International SA	9,749	1,050,765

European Aeronautic Defence & Space Company NV	27,139	1,560,981

ICADE	1,474	128,162

Iliad SA	2,841	681,259

Kering	1,153	260,357

L’Oreal SA	12,467	2,078,263

Lafarge SA	4,704	287,227

Neopost SA (L)	1,938	135,580

Publicis Groupe SA	7,434	553,352

12	International Growth Fund | Semiannual report	See notes to financial statements

France (continued)
Remy Cointreau SA	2,549	$268,163

Safran SA	5,399	299,393

Sanofi	9,202	884,043

Societe BIC SA	1,255	144,234

Societe Generale SA	21,333	929,908

Suez Environnement Company	9,851	146,755

Teleperformance SA	1,896	85,510

Valeo SA	3,071	230,972

Vallourec SA	2,154	129,198

Wendel SA	2,417	294,186

Germany 5.7%		15,344,119
Adidas AG	1,652	174,623

Allianz SE	11,349	1,625,752

Aurubis AG	5,523	318,622

BASF SE	2,861	250,011

Bayer AG	15,812	1,755,863

Beiersdorf AG	5,435	468,314

Daimler AG	6,299	432,147

Deutsche Lufthansa AG (I)	27,770	495,765

Deutsche Post AG	8,997	259,908

Duerr AG	5,582	374,405

Fielmann AG	2,102	214,005

Freenet AG (I)	22,301	525,963

Hannover Rueckversicherung AG	6,208	433,080

Henkel AG & Company, KGaA	3,554	288,876

Hochtief AG	2,344	166,132

Hugo Boss AG	1,529	186,305

Kabel Deutschland Holding AG	3,401	386,146

KUKA AG	2,595	109,113

Merck KGaA	3,188	484,403

Metro AG	5,666	207,971

Muenchener Rueckversicherungs AG	9,953	1,813,710

Salzgitter AG	3,756	142,527

SAP AG	24,557	1,815,232

Sky Deutschland AG (I)	54,274	454,852

Software AG	4,024	123,252

Stada Arzneimittel AG	4,908	237,464

Suedzucker AG	12,566	405,450

Symrise AG	3,599	157,460

ThyssenKrupp AG (I)	13,206	277,558

TUI AG (I)	16,720	193,808

Volkswagen AG	1,977	439,481

Wacker Chemie AG (L)	1,283	125,921

Greece 0.0%		86,391
Hellenic Telecommunications Organization SA (I)	9,575	86,391

Guernsey, Channel Islands 0.1%		206,416
Resolution, Ltd.	41,819	206,416

See notes to financial statements	Semiannual report | International Growth Fund	13

Hong Kong 2.8%		$7,440,514
AIA Group, Ltd.	39,000	170,039

ASM Pacific Technology, Ltd.	8,600	88,421

Cheung Kong Infrastructure Holdings, Ltd.	32,000	215,929

CLP Holdings, Ltd.	40,000	319,360

Galaxy Entertainment Group, Ltd. (I)	178,000	1,079,327

Hang Seng Bank, Ltd.	26,300	408,231

Henderson Land Development Company, Ltd.	37,700	220,140

Hong Kong & China Gas Company, Ltd.	444,580	1,030,115

Hong Kong Exchanges & Clearing, Ltd.	18,700	286,209

Hong Kong Land Holdings, Ltd.	30,000	193,314

Jardine Matheson Holdings, Ltd.	2,430	129,062

Luk Fook Holdings International, Ltd.	21,000	71,459

Noble Group, Ltd.	289,000	181,867

Power Assets Holdings, Ltd.	83,500	717,645

Sands China, Ltd.	94,800	542,223

Sun Hung Kai Properties, Ltd.	35,000	451,765

The Link REIT	76,841	351,700

Wharf Holdings, Ltd.	92,000	750,731

Xinyi Glass Holdings Company, Ltd.	250,000	232,977

Ireland 0.9%		2,497,126
Elan Corp. PLC (I)	21,034	318,124

Experian PLC	37,581	656,983

Kerry Group PLC	10,360	653,533

Paddy Power PLC	8,962	720,685

Smurfit Kappa Group PLC	7,278	147,801

Isle of Man 0.1%		184,503
Playtech, Ltd.	17,586	184,503

Israel 0.5%		1,367,911
Bezeq The Israeli Telecommunication Corp., Ltd.	28,031	45,629

Israel Chemicals, Ltd.	21,689	150,215

Mellanox Technologies, Ltd. (I)	3,322	128,312

Teva Pharmaceutical Industries, Ltd.	27,375	1,043,755

Italy 1.1%		2,883,751
Assicurazioni Generali SpA	48,093	921,309

Atlantia SpA	20,068	361,268

Azimut Holding SpA	16,865	362,206

Fiat SpA (I)	81,401	613,223

Mediolanum SpA	18,698	130,370

UniCredit SpA	88,143	495,375

Japan 19.9%		53,648,569
3-D Matrix, Ltd. (I)	5,600	151,606

ABC-MART, Inc.	5,300	221,373

Accordia Golf Company, Ltd.	108	116,781

Aeon Company, Ltd. (L)	19,300	262,734

Aeon Mall Company, Ltd.	5,400	140,358

Ajinomoto Company, Inc.	11,000	140,667

Anritsu Corp.	16,500	200,353

14	International Growth Fund | Semiannual report	See notes to financial statements

Japan (continued)
Arnest One Corp.	3,000	$62,208

Asahi Kasei Corp.	41,000	300,016

Astellas Pharma, Inc.	25,800	1,313,389

Bridgestone Corp.	13,700	446,687

Calbee, Inc.	2,600	252,938

Central Japan Railway Company, Ltd.	2,100	239,250

Chugai Pharmaceutical Company, Ltd.	22,100	451,686

Daihatsu Motor Company, Ltd.	11,000	205,085

Dainippon Sumitomo Pharma Company, Ltd.	6,600	84,075

Daito Trust Construction Company, Ltd.	8,500	775,666

Daiwa House Industry Company, Ltd.	24,000	430,017

Daiwa Securities Group, Inc.	106,000	849,452

Dena Company, Ltd. (L)	20,700	404,150

Eisai Company, Ltd.	10,800	438,531

FANUC Corp.	4,400	668,688

Fast Retailing Company, Ltd.	2,600	836,716

Fuji Heavy Industries, Ltd.	52,000	1,247,249

Gree, Inc. (L)	10,900	86,454

Hino Motors, Ltd.	28,000	362,362

Hirose Electric Company, Ltd.	1,300	170,285

Hisamitsu Pharmaceutical Company, Inc.	10,400	555,330

Hitachi, Ltd.	124,000	741,964

Hoya Corp.	25,400	539,419

Idemitsu Kosan Company, Ltd.	1,000	83,111

IHI Corp.	57,000	228,948

Inpex Corp.	47	212,251

ITO EN, Ltd.	7,600	170,643

ITOCHU Corp.	76,000	856,243

Izumi Company, Ltd.	8,100	223,837

J Trust Company, Ltd.	10,600	157,287

Japan Exchange Group, Inc.	1,000	78,478

Japan Real Estate Investment Corp.	21	222,914

Japan Retail Fund Investment Corp.	113	207,465

Japan Tobacco, Inc.	11,400	384,257

JFE Holdings, Inc.	21,700	476,670

JGC Corp.	9,000	306,083

K’s Holding Corp.	4,300	130,797

Kakaku.com, Inc.	21,600	394,483

Kao Corp.	27,200	791,235

KDDI Corp.	30,100	1,431,477

Keio Corp.	26,000	175,275

Keyence Corp.	3,700	1,216,519

Kintetsu Corp. (L)	76,000	281,312

Kobe Steel, Ltd. (I)	187,000	296,416

Kubota Corp.	34,000	457,878

Lawson, Inc.	6,000	450,460

Makita Corp.	5,200	273,928

Matsui Securities Company, Ltd. (I)	19,100	160,933

See notes to financial statements	Semiannual report | International Growth Fund	15

Japan (continued)
Mazda Motor Corp. (I)	297,000	$1,180,453

Medinet Company, Ltd. (I)	190	68,452

Medipal Holdings Corp.	20,700	230,394

Mitsubishi Estate Company, Ltd.	32,000	827,714

Mitsubishi Heavy Industries, Ltd.	74,000	403,127

Mitsui Engineering & Shipbuilding Company, Ltd.	55,000	98,965

Mitsui Fudosan Company, Ltd.	21,000	657,808

Mizuho Financial Group, Inc.	274,900	558,656

Monex Group, Inc.	111	40,344

Murata Manufacturing Company, Ltd.	4,900	334,444

NEC Corp.	181,000	382,588

Nintendo Company, Ltd.	2,400	270,063

Nippon Building Fund, Inc.	20	217,049

Nippon Carbide Industries Company, Inc.	32,000	93,938

Nitori Holdings Company, Ltd.	6,650	593,429

Nitto Denko Corp.	8,100	428,602

Nomura Holdings, Inc.	181,200	1,257,478

Nomura Research Institute, Ltd.	12,700	394,747

NTT DOCOMO, Inc.	456	728,685

Odakyu Electric Railway Company, Ltd.	56,000	509,226

OJI Paper Company, Ltd.	45,000	179,579

Ono Pharmaceutical Company, Ltd.	5,100	306,235

Oracle Corp. Japan	3,100	126,301

Orient Corp. (I)	80,500	189,029

Oriental Land Company, Ltd.	3,700	595,098

Panasonic Corp. (I)	37,700	340,528

Park24 Company, Ltd.	14,600	252,603

Point, Inc.	1,680	78,804

Rakuten, Inc.	13,900	170,069

Ricoh Company, Ltd.	26,000	279,709

Santen Pharmaceutical Company, Ltd.	8,700	403,557

Sawai Pharmaceutical Company, Ltd.	2,100	273,038

Secom Company, Ltd.	4,800	273,404

Sekisui House, Ltd.	11,000	132,449

Seven Bank, Ltd.	70,800	230,802

Sharp Corp. (I)(L)	39,000	150,619

Shimamura Company, Ltd.	3,800	386,993

Shimano, Inc.	7,400	611,705

Shinsei Bank, Ltd.	64,000	125,328

Shionogi & Company, Ltd.	10,200	198,169

SMC Corp.	1,300	271,019

Softbank Corp.	4,100	255,875

Stanley Electric Company, Ltd.	12,100	231,208

Sumitomo Metal Mining Company, Ltd.	24,000	321,831

Sumitomo Mitsui Financial Group, Inc.	23,200	1,026,763

Sumitomo Mitsui Trust Holdings, Inc.	69,000	297,961

Sumitomo Realty & Development Company, Ltd.	11,000	480,768

Sumitomo Rubber Industries, Ltd.	16,100	225,029

16	International Growth Fund | Semiannual report	See notes to financial statements

	Shares	Value
Japan (continued)
Suzuken Company, Ltd.	3,600	$110,693

Suzuki Motor Corp.	6,500	138,626

Sysmex Corp.	7,200	415,419

Takeda Pharmaceutical Company, Ltd.	21,300	964,759

Terumo Corp.	14,600	696,193

The Dai-ichi Life Insurance Company, Ltd.	673	895,610

Tobu Railway Company, Ltd.	66,000	331,131

Tokyo Gas Company, Ltd.	30,000	155,062

Tokyu Land Corp.	31,000	285,808

Toshiba Corp.	125,000	493,008

Tosoh Corp.	36,000	127,826

Toyo Suisan Kaisha, Ltd.	6,000	179,847

Toyota Boshoku Corp.	4,900	63,915

Toyota Motor Corp.	89,700	5,418,713

Toyota Tsusho Corp.	9,300	212,865

Trend Micro, Inc.	10,200	355,216

Tsumura & Company, Ltd.	10,700	286,298

Tsuruha Holdings, Inc.	1,600	144,407

Unicharm Corp.	8,200	423,600

USS Company, Ltd.	3,220	401,725

Wacom Company, Ltd.	28,100	239,386

Yahoo Japan Corp.	1,716	846,056

Yamada Denki Company, Ltd.	8,640	272,417

Yamaha Motor Company, Ltd.	10,500	134,965

Luxembourg 0.3%		869,305
Millicom International Cellular SA,SDR	4,393	356,891

SES SA	17,468	512,414

Netherlands 2.2%		6,078,602
ASML Holding NV	2,569	225,144

Heineken NV (L)	7,214	494,526

Koninklijke Ahold NV	26,112	416,242

Koninklijke Philips Electronics NV	25,368	783,249

Randstad Holdings NV	4,228	196,019

Reed Elsevier NV	17,971	324,259

Unilever NV	96,963	3,639,163

New Zealand 0.1%		240,254
Telecom Corp. of New Zealand, Ltd.	137,173	240,254

Norway 0.6%		1,686,207
DNB ASA	23,801	369,122

Marine Harvest ASA	134,982	125,315

Norwegian Air Shuttle ASA (I)(L)	2,820	100,693

Statoil ASA	32,043	702,828

TGS-NOPEC Geophysical Company ASA	6,584	193,557

Yara International ASA	4,932	194,692

Portugal 0.0%		72,432
Jeronimo Martins SGPS SA	3,036	58,985

Zon Optimus SGPS SA	2,444	13,447

See notes to financial statements	Semiannual report | International Growth Fund	17

Singapore 1.9%		$5,024,644
CapitaCommercial Trust	138,000	145,000

Ezion Holdings, Ltd.	72,000	127,492

Golden Agri-Resources, Ltd.	332,000	145,273

Keppel Corp., Ltd.	33,400	263,894

Keppel REIT	2,672	2,488

Oversea-Chinese Banking Corp., Ltd.	89,006	687,803

SATS, Ltd.	64,000	150,654

SembCorp Industries, Ltd.	61,000	232,809

Singapore Exchange, Ltd.	63,000	358,104

Singapore Press Holdings, Ltd.	115,000	354,243

Singapore Technologies Engineering, Ltd.	180,000	556,960

Singapore Telecommunications, Ltd.	462,000	1,267,620

SMRT Corp., Ltd.	74,000	75,395

StarHub, Ltd.	95,000	310,267

United Overseas Bank, Ltd.	19,000	295,348

Yanlord Land Group, Ltd.	56,000	51,294

Spain 2.3%		6,201,965
Amadeus IT Holding SA, A Shares	10,888	351,556

Banco Bilbao Vizcaya Argentaria SA	58,837	560,871

Distribuidora Internacional de Alimentacion SA	54,382	429,081

Enagas SA	11,351	257,450

Ferrovial SA	32,967	546,186

Gas Natural SDG SA	17,274	337,794

Grifols SA	4,909	197,141

Iberdrola SA	96,532	511,650

Inditex SA	13,049	1,725,116

Red Electrica Corp. SA	9,822	508,822

Repsol SA	33,471	776,298

Sweden 2.3%		6,194,682
Boliden AB	11,171	163,081

Hennes & Mauritz AB, B Shares	71,703	2,632,026

Investment AB Kinnevik, B Shares	10,837	338,235

Investor AB, B Shares	23,505	677,413

Scania AB, Series B	14,488	289,122

Skandinaviska Enskilda Banken AB, Series A	48,158	494,069

Svenska Cellulosa AB, B Shares	19,907	485,842

Swedbank AB, Class A	36,165	817,869

Telefonaktiebolaget LM Ericsson, B Shares	25,291	297,025

Switzerland 9.9%		26,674,394
ABB, Ltd. (I)	27,044	578,404

Actelion, Ltd. (I)	9,452	642,527

Cie Financiere Richemont SA	11,664	1,105,334

Credit Suisse Group AG (I)	44,676	1,284,760

Geberit AG	2,889	702,166

Givaudan AG (I)	77	103,567

Glencore Xstrata PLC (I)	58,804	278,124

Holcim, Ltd. (I)	2,293	155,447

18	International Growth Fund | Semiannual report	See notes to financial statements

Switzerland (continued)
Kuehne & Nagel International AG	1,342	$167,117

Nestle SA	94,573	6,197,432

Novartis AG	26,246	1,913,903

Pargesa Holding SA	495	35,184

Partners Group Holding AG	2,019	517,050

Roche Holdings AG	34,569	8,623,209

Schindler Holding AG, Participation Certificates	2,328	320,717

SGS SA	400	909,548

Sonova Holding AG (I)	1,547	171,207

Straumann Holding AG	563	102,722

Swiss Life Holding (I)	1,546	289,610

Swisscom AG	615	278,665

Syngenta AG	1,390	544,975

The Swatch Group AG	2,677	267,683

The Swatch Group AG, Bearer Shares	1,917	1,102,174

Transocean, Ltd.	8,443	382,869

United Kingdom 19.9%		53,811,070
Aberdeen Asset Management PLC	79,608	434,167

Admiral Group PLC	20,843	407,308

Aggreko PLC	10,326	259,972

Anglo American PLC	17,061	390,907

ARM Holdings PLC	84,938	1,144,044

Ashmore Group PLC	44,426	229,742

Ashtead Group PLC	28,435	284,070

ASOS PLC (I)	5,342	393,229

Associated British Foods PLC	12,597	360,173

AstraZeneca PLC	12,423	611,051

Babcock International Group PLC	19,305	340,455

Barclays PLC	386,788	1,693,106

Barratt Developments PLC (I)	63,656	299,042

BG Group PLC	108,090	2,055,312

BHP Billiton PLC	30,012	873,450

British American Tobacco PLC	124,414	6,275,784

British Sky Broadcasting Group PLC	27,721	360,581

BT Group PLC	129,135	650,992

Bunzl PLC	27,013	569,743

Burberry Group PLC	17,286	410,930

Capita PLC	30,506	450,769

Cobham PLC	110,023	485,421

Croda International PLC	6,447	259,664

Debenhams PLC	101,769	168,909

Diageo PLC	138,902	4,261,456

easyJet PLC	20,414	390,067

GlaxoSmithKline PLC	276,759	7,054,401

ICAP PLC	16,588	94,445

IG Group Holdings PLC	20,957	184,349

IMI PLC	12,835	285,427

Intercontinental Hotels Group PLC	16,682	468,083

See notes to financial statements	Semiannual report | International Growth Fund	19

	Shares	Value
United Kingdom (continued)
Intertek Group PLC	8,471	$419,847

ITV PLC	221,790	565,743

John Wood Group PLC	20,871	260,529

Lloyds Banking Group PLC (I)	2,565,886	2,884,845

Man Group PLC	105,687	133,181

Micro Focus International PLC	14,708	180,407

Mondi PLC	10,248	157,940

Next PLC	12,605	955,993

Persimmon PLC (I)	15,720	267,731

Prudential PLC	90,861	1,517,903

Reckitt Benckiser Group PLC	33,914	2,304,604

Reed Elsevier PLC	39,918	489,629

Rightmove PLC	12,614	454,685

Rio Tinto PLC	94,000	4,243,421

Rolls-Royce Holdings PLC	37,696	649,603

Royal Bank of Scotland Group PLC (I)	57,584	296,824

Smith & Nephew PLC	30,196	350,961

Smiths Group PLC	15,304	303,477

Spectris PLC	8,523	293,352

Standard Chartered PLC	22,155	494,432

Standard Life PLC	134,745	690,967

Taylor Wimpey PLC	192,790	296,974

Telecity Group PLC	16,987	215,731

The Sage Group PLC	35,284	188,153

UBM PLC	9,456	101,259

Unilever PLC	34,056	1,297,777

Whitbread PLC	10,542	503,178

William Hill PLC	82,936	533,640

WPP PLC	33,006	611,235

United States 0.2%		560,835
Valeant Pharmaceuticals International, Inc. (I)	5,702	560,835

Preferred Securities 1.0%		$2,686,858

(Cost $2,426,498)

Germany 1.0%		2,686,858
Bayerische Motoren Werke AG	3,090	226,615

Fuchs Petrolub AG	2,458	198,855

Henkel AG & Company KgaA	1,656	160,457

Porsche Automobil Holding SE	3,594	301,995

Volkswagen AG	7,911	1,798,936

20	International Growth Fund | Semiannual report	See notes to financial statements

		Shares	Value
Warrants 0.0%			$86

(Cost $5,399)

Canada 0.0%			86
Kinross Gold Corp. (Expiration Date: 09-17-14; Strike Price: $21.30) (I)		1,133	86

	Yield (%)	Shares	Value
Securities Lending Collateral 1.4%			$3,825,898

(Cost $3,825,705)
John Hancock Collateral Investment Trust (W)	0.1754 (Y)	382,295	3,825,898

	Yield	Par value	Value
Short-Term Investments 7.8%			$21,067,416

(Cost $21,067,416)

Money Market Funds 7.8%			21,067,416

State Street Institutional Treasury Money
Market Fund	0.0000 (Y)	21,067,416	21,067,416

Total investments (Cost $247,230,536)† 100.2%			$270,684,944

Other assets and liabilities, net (0.2%)			($639,810)

Total net assets 100.0%			$270,045,134

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

(I) Non-income producing security.

(L) A portion of this security is on loan as of 8-31-13.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 8-31-13.

† At 8-31-13, the aggregate cost of investment securities for federal income tax purposes was $248,274,704. Net unrealized appreciation aggregated $22,410,240, of which $27,975,820 related to appreciated investment securities and $5,565,580 related to depreciated investment securities.

The fund had the following sector allocation as a percentage of net assets on 8-31-13:

Financials	16.5%
Health Care	15.2%
Consumer Discretionary	15.1%
Consumer Staples	14.8%
Industrials	10.4%
Materials	6.0%
Information Technology	5.3%
Telecommunication Services	3.3%
Energy	2.7%
Utilities	1.7%
Short-Term Investments & Other	9.0%

Total	100.0%

See notes to financial statements	Semiannual report | International Growth Fund	21

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 8-31-13 (unaudited)

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $243,404,831) including
$3,597,711 of securities loaned	$266,859,046
Investments in affiliated issuers, at value (Cost $3,825,705)	3,825,898

Total investments, at value (Cost $247,230,536)	270,684,944
Foreign currency, at value (Cost $101,408)	101,301
Cash held at broker for futures contracts	1,015,640
Receivable for fund shares sold	1,488,926
Receivable for forward foreign currency exchange contracts	368,173
Dividends and interest receivable	1,162,301
Receivable for securities lending income	4,718
Receivable due from advisor	136
Other receivables and prepaid expenses	50,008

Total assets	274,876,147

Liabilities

Due to custodian	350,000
Payable for investments purchased	2,459
Payable for forward foreign currency exchange contracts	184,712
Payable for fund shares repurchased	111,501
Payable upon return of securities loaned	3,828,366
Payable for futures variation margin	207,875
Payable to affiliates
Accounting and legal services fees	11,957
Transfer agent fees	26,604
Trustees’ fees	1,323
Other liabilities and accrued expenses	106,216

Total liabilities	4,831,013

Net assets	$270,045,134

Net assets consist of

Paid-in capital	$234,469,031
Undistributed net investment income	2,132,580
Accumulated net realized gain (loss) on investments, futures contracts and
foreign currency transactions	10,046,460
Net unrealized appreciation (depreciation) on investments, futures
contracts and translation of assets and liabilities in foreign currencies	23,397,063

Net assets	$270,045,134

22	International Growth Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($94,660,742 ÷ 4,272,197 shares)[1]	$22.16
Class B ($1,440,845 ÷ 65,450 shares)[1]	$22.01
Class C ($4,010,160 ÷ 182,479 shares)[1]	$21.98
Class I ($157,758,287 ÷ 7,098,126 shares)	$22.23
Class 1 ($12,175,100 ÷ 547,729 shares)	$22.23

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$23.33

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | International Growth Fund	23

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the six-month period ended 8-31-13 (unaudited)

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$3,899,576
Securities lending	118,292
Less foreign taxes withheld	(305,984)

Total investment income	3,711,884

Expenses

Investment management fees	1,012,693
Distribution and service fees	154,366
Accounting and legal services fees	18,937
Transfer agent fees	130,544
Trustees’ fees	3,955
State registration fees	36,144
Printing and postage	9,261
Professional fees	25,938
Custodian fees	114,244
Registration and filing fees	15,288
Other	7,531

Total expenses	1,528,901
Less expense reductions	(18,101)

Net expenses	1,510,800

Net investment income	2,201,084

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	4,362,197
Futures contracts	1,432,200
Foreign currency transactions	796,728
6,591,125
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(2,839,003)
Investments in affiliated issuers	(7)
Futures contracts	(175,514)
Translation of assets and liabilities in foreign currencies	58,318
(2,956,206)
Net realized and unrealized gain	3,634,919

Increase in net assets from operations	$5,836,003

24	International Growth Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Six months
	ended	Year
	8-31-13	ended
	(Unaudited)	2-28-13

Increase (decrease) in net assets

From operations
Net investment income	$2,201,084	$2,620,224
Net realized gain	6,591,125	15,734,976
Change in net unrealized appreciation (depreciation)	(2,956,206)	2,299,139

Increase in net assets resulting from operations	5,836,003	20,654,339

Distributions to shareholders
From net investment income
Class A	—	(1,285,069)
Class B	—	(15,681)
Class C	—	(25,379)
Class I	—	(1,697,349)
Class 1	—	(235,326)
From net realized gain
Class A	—	(3,481,244)
Class B	—	(63,206)
Class C	—	(102,296)
Class I	—	(3,872,467)
Class 1	—	(526,505)

Total distributions	—	(11,304,522)

From Fund share transactions	98,285,349	(66,009,785)

Total increase (decrease)	104,121,352	(56,659,968)

Net assets

Beginning of period	165,923,782	222,583,750

End of period	$270,045,134	$165,923,782

Undistributed (accumulated distributions in excess of) net
investment income	$2,132,580	($68,504)

See notes to financial statements	Semiannual report | International Growth Fund	25

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	8-31-13[1]	2-28-13	2-29-12	2-28-11	2-28-10	2-28-09

Per share operating performance

Net asset value, beginning of period	$21.28	$19.98	$20.99	$17.36	$12.46	$22.86
Net investment income[2]	0.21	0.23	0.30	0.13	0.14	0.31
Net realized and unrealized gain (loss)
on investments	0.67	2.65	(1.12)	3.61	4.86	(10.31)
Total from investment operations	0.88	2.88	(0.82)	3.74	5.00	(10.00)
Less distributions
From net investment income	—	(0.42)	(0.19)	(0.11)	(0.10)	(0.40)
From net realized gain	—	(1.16)	—	—	—	—
Total distributions	—	(1.58)	(0.19)	(0.11)	(0.10)	(0.40)
Net asset value, end of period	$22.16	$21.28	$19.98	$20.99	$17.36	$12.46
Total return (%)[3,4]	4.14[5]	14.82	(3.80)	21.58	40.07	(44.00)

Ratios and supplemental data

Net assets, end of period (in millions)	$95	$73	$49	$45	$23	$13
Ratios (as a percentage of average net assets):
Expenses before reductions	1.56[6]	1.68	1.66	1.60	1.68[7]	1.94
Expenses net of fee waivers	1.56[6]	1.60	1.59	1.60	1.64[7]	1.62
Expenses net of fee waivers and credits	1.56[6]	1.60	1.59	1.60	1.63[7]	1.62
Net investment income	1.89[6]	1.13	1.50	0.69	0.86	1.59
Portfolio turnover (%)	19	61	55	48	37	59

1 Six months ended 8-31-13. Unaudited.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

26	International Growth Fund | Semiannual report	See notes to financial statements

CLASS B SHARES Period ended	8-31-13[1]	2-28-13	2-29-12	2-28-11	2-28-10	2-28-09

Per share operating performance

Net asset value, beginning of period	$21.22	$19.94	$20.93	$17.36	$12.48	$22.81
Net investment income[2]	0.14	0.10	0.12	0.01	0.05	0.15
Net realized and unrealized gain (loss)
on investments	0.65	2.62	(1.06)	3.56	4.83	(10.25)
Total from investment operations	0.79	2.72	(0.94)	3.57	4.88	(10.10)
Less distributions
From net investment income	—	(0.28)	(0.05)	—	—	(0.23)
From net realized gain	—	(1.16)	—	—	—	—
Total distributions	—	(1.44)	(0.05)	—	—	(0.23)
Net asset value, end of period	$22.01	$21.22	$19.94	$20.93	$17.36	$12.48
Total return (%)[3,4]	3.72[5]	14.00	(4.47)	20.56	39.10	(44.43)

Ratios and supplemental data

Net assets, end of period (in millions)	$1	$1	$1	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	3.35[6]	3.92	4.00	4.24	4.83[7]	4.68
Expenses net of fee waivers	2.30[6]	2.30	2.33	2.40	2.44[7]	2.65
Expenses net of fee waivers and credits	2.30[6]	2.30	2.33	2.40	2.40[7]	2.40
Net investment income	1.21[6]	0.47	0.63	0.04	0.29	0.80
Portfolio turnover (%)	19	61	55	48	37	59

1 Six months ended 8-31-13. Unaudited.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

CLASS C SHARES Period ended	8-31-13[1]	2-28-13	2-29-12	2-28-11	2-28-10	2-28-09

Per share operating performance

Net asset value, beginning of period	$21.18	$19.91	$20.91	$17.34	$12.47	$22.79
Net investment income (loss)[2]	0.12	0.10	0.10	0.01	(0.01)	0.20
Net realized and unrealized gain (loss)
on investments	0.68	2.61	(1.05)	3.56	4.88	(10.29)
Total from investment operations	0.80	2.71	(0.95)	3.57	4.87	(10.09)
Less distributions
From net investment income	—	(0.28)	(0.05)	—	—	(0.23)
From net realized gain	—	(1.16)	—	—	—	—
Total distributions	—	(1.44)	(0.05)	—	—	(0.23)
Net asset value, end of period	$21.98	$21.18	$19.91	$20.91	$17.34	$12.47
Total return (%)[3,4]	3.78[5]	13.97	(4.52)	20.59	39.05	(44.43)

Ratios and supplemental data

Net assets, end of period (in millions)	$4	$2	$2	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	2.75[6]	3.32	3.34	3.45	3.95[7]	3.81
Expenses net of fee waivers	2.30[6]	2.30	2.33	2.40	2.41[7]	2.42
Expenses net of fee waivers and credits	2.30[6]	2.30	2.33	2.40	2.40[7]	2.40
Net investment income (loss)	1.05[6]	0.48	0.52	0.03	(0.06)	1.03
Portfolio turnover (%)	19	61	55	48	37	59

1 Six months ended 8-31-13. Unaudited.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements	Semiannual report | International Growth Fund	27

CLASS I SHARES Period ended	8-31-13[1]	2-28-13	2-29-12	2-28-11	2-28-10	2-28-09

Per share operating performance

Net asset value, beginning of period	$21.31	$20.01	$21.04	$17.40	$12.48	$22.90
Net investment income[2]	0.23	0.43	0.37	0.23	0.14	0.18
Net realized and unrealized gain (loss)
on investments	0.69	2.53	(1.12)	3.60	4.95	(10.12)
Total from investment operations	0.92	2.96	(0.75)	3.83	5.09	(9.94)
Less distributions
From net investment income	—	(0.50)	(0.28)	(0.19)	(0.17)	(0.48)
From net realized gain	—	(1.16)	—	—	—	—
Total distributions	—	(1.66)	(0.28)	(0.19)	(0.17)	(0.48)
Net asset value, end of period	$22.23	$21.31	$20.01	$21.04	$17.40	$12.48
Total return (%)[3]	4.32[4]	15.23	(3.42)	22.08	40.76	(43.74)

Ratios and supplemental data

Net assets, end of period (in millions)	$158	$79	$162	$204	$134	$23
Ratios (as a percentage of average net assets):
Expenses before reductions	1.20[5]	1.27	1.20	1.14	1.23[6]	1.67
Expenses net of fee waivers	1.19[5]	1.25	1.20	1.14	1.21[6]	1.20
Expenses net of fee waivers and credits	1.19[5]	1.25	1.20	1.14	1.21[6]	1.20
Net investment income	2.02[5]	2.09	1.88	1.21	0.84	1.16
Portfolio turnover (%)	19	61	55	48	37	59

1 Six months ended 8-31-13. Unaudited.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Not annualized.
5 Annualized.
6 Includes the impact of proxy expenses, which amounted to 0.01% of average net assets.

CLASS 1 SHARES Period ended	8-31-13[1]	2-28-13	2-29-12	2-28-11	2-28-10	2-28-09

Per share operating performance

Net asset value, beginning of period	$21.30	$20.00	$21.02	$17.38	$12.47	$22.89
Net investment income[2]	0.26	0.34	0.36	0.23	0.20	0.36
Net realized and unrealized gain (loss)
on investments	0.67	2.63	(1.09)	3.60	4.89	(10.29)
Total from investment operations	0.93	2.97	(0.73)	3.83	5.09	(9.93)
Less distributions
From net investment income	—	(0.51)	(0.29)	(0.19)	(0.18)	(0.49)
From net realized gain	—	(1.16)	—	—	—	—
Total distributions	—	(1.67)	(0.29)	(0.19)	(0.18)	(0.49)
Net asset value, end of period	$22.23	$21.30	$20.00	$21.02	$17.38	$12.47
Total return (%)[3]	4.37[4]	15.29	(3.33)	22.11	40.73	(43.72)

Ratios and supplemental data

Net assets, end of period (in millions)	$12	$11	$9	$8	$5	$3
Ratios (as a percentage of average net assets):
Expenses before reductions and
amounts recaptured	1.12[5]	1.19	1.16	1.13	1.24[6]	1.51
Expenses net of fee waivers	1.12[5]	1.15	1.14	1.13	1.19[6]	1.15
Expenses net of fee waivers and credits	1.12[5]	1.15	1.14	1.13	1.19[6]	1.15
Net investment income	2.35[5]	1.68	1.83	1.21	1.23	1.94
Portfolio turnover (%)	19	61	55	48	37	59

1 Six months ended 8-31-13. Unaudited.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Not annualized.
5 Annualized.
6 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

28	International Growth Fund | Semiannual report	See notes to financial statements

Notes to financial statements

(unaudited)

Note 1 — Organization

John Hancock International Growth Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek high total return primarily through capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A shares and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter (OTC) market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short term securities are valued at amortized cost.

Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of foreign securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The fund may use a fair

Semiannual report | International Growth Fund	29

valuation model to value foreign securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of August 31, 2013, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 8-31-13	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Australia	$15,872,686	—	$15,872,686	—
Austria	649,327	—	649,327	—
Belgium	2,572,395	—	2,572,395	—
Bermuda	641,496	—	641,496	—
Canada	6,649,044	$6,649,044	—	—
China	604,290	—	604,290	—
Denmark	5,976,337	—	5,976,337	—
Finland	3,845,160	—	3,845,160	—
France	15,220,261	—	15,220,261	—
Germany	15,344,119	—	15,344,119	—
Greece	86,391	—	86,391	—
Guernsey, Channel
Islands	206,416	—	206,416	—
Hong Kong	7,440,514	—	7,440,514	—
Ireland	2,497,126	—	2,497,126	—
Isle of Man	184,503	—	184,503	—
Israel	1,367,911	—	1,367,911	—
Italy	2,883,751	—	2,883,751	—
Japan	53,648,569	—	53,648,569	—
Luxembourg	869,305	—	869,305	—
Netherlands	6,078,602	—	6,078,602	—
New Zealand	240,254	—	240,254	—
Norway	1,686,207	—	1,686,207	—
Portugal	72,432	—	72,432	—
Singapore	5,024,644	—	5,024,644	—
Spain	6,201,965	—	6,201,965	—
Sweden	6,194,682	—	6,194,682	—
Switzerland	26,674,394	—	26,674,394	—
United Kingdom	53,811,070	—	53,811,070	—
United States	560,835	560,835	—	—

30	International Growth Fund | Semiannual report

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 8-31-13	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Preferred Securities	$2,686,858	—	$2,686,858	—
Warrants	86	$86	—	—
Securities Lending
Collateral	3,825,898	3,825,898	—	—
Short-Term Investments	21,067,416	21,067,416	—	—

Total Investments in
Securities	$270,684,944	$32,103,279	$238,581,665	—
Other Financial
Instruments
Futures	($222,434)	($222,434)	—	—
Forward Foreign
Currency Contracts	$183,461	—	$183,461	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCIT, an affiliate of the fund, which has a floating net asset value (NAV) and is registered with the Securities and Exchange Commission as an investment company. JHCIT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCIT with respect to the cash collateral.

If a borrower fails to return loaned securities when due, then the lending agent is responsible to and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCIT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering its securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of Operations.

Obligations to repay collateral received by the fund is shown on the Statement of assets and liabilities as Payable upon return of securities loaned.

Semiannual report | International Growth Fund	31

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes as imposed by certain countries in which it invests. Taxes are accrued based upon net investment income, net realized gains or net unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Prior to March 27, 2013, the fund participated in a $100 million unsecured line of credit, also with Citibank N.A., with terms otherwise similar to the existing agreement. Commitment fees for the six months ended August 31, 2013 were $318. For the six months ended August 31, 2013 the fund had no borrowings under either line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

32	International Growth Fund | Semiannual report

As of February 28, 2013, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to passive foreign investment companies, wash sale loss deferrals and derivative transactions.

Note 3 — Derivative instruments

The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts, certain options and certain swaps are typically traded through the OTC market. Non-deliverable forwards, currency options and cash settled currency swaps are all regulated by the Commodity Futures Trading Commission (the CFTC) as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed. This right to close out and net payments across all transactions traded under the ISDA could result in a reduction of the fund’s risk to a counterparty equal to any amounts payable by the fund, if any.

Futures, certain options and cleared swaps are traded or cleared on an exchange or central clearinghouse. Exchange-traded or cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member. Securities pledged by the portfolios for exchanged-traded and cleared transactions, if any, are identified in the Portfolio of investments.

Semiannual report | International Growth Fund	33

For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures collateral receivable/payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the six months ended August 31, 2013, the fund used futures contracts to gain exposure to certain securities markets and substitute for securities purchased or to be purchased. During the six months ended August 31, 2013, the fund held futures contracts with notional values ranging from $11.2 million to $37.0 million, as measured at each quarter end. The following table summarizes the contracts held at August 31, 2013.

						UNREALIZED
OPEN	NUMBER OF		EXPIRATION	NOTIONAL	NOTIONAL	APPRECIATION
CONTRACTS	CONTRACTS	POSITION	DATE	BASIS	VALUE	(DEPRECIATION)

Amsterdam Index	4	Long	Sep 2013	$388,208	$383,648	($4,560)
Futures
CAC 40 Index Futures	47	Long	Sep 2013	2,549,733	2,444,947	(104,786)
DAX Index Futures	5	Long	Sep 2013	1,337,359	1,341,062	3,703
EURO STOXX 50	111	Long	Sep 2013	4,049,978	3,990,326	(59,652)
Index Futures
FTSE 100 Index	30	Long	Sep 2013	3,029,511	2,977,749	(51,762)
Futures
FTSE MIB Index	7	Long	Sep 2013	731,785	771,995	40,210
Futures
Hang Seng Index	4	Long	Sep 2013	556,997	556,274	(723)
Futures
MSCI Singapore Index	8	Long	Sep 2013	431,906	431,609	(297)
Futures
OMX Stockholm 30	35	Long	Sep 2013	647,821	641,923	(5,898)
Index Futures
S&P/TSX 60 Index	1	Long	Sep 2013	138,707	137,928	(779)
Futures
SPI 200 Index Futures	17	Long	Sep 2013	1,894,995	1,935,993	40,998
TOPIX Index Futures	26	Long	Sep 2013	2,980,895	2,902,007	(78,888)
Total						($222,434)

34	International Growth Fund | Semiannual report

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the risk that currency movements will not occur thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended August 31, 2013, the fund used forward foreign currency contracts to manage against anticipated currency exchange rates. During the six months ended August 31, 2013, the fund held forward foreign changes in currency contracts with U.S. Dollar notional values ranging from $24.3 million to $52.3 million, as measured at each quarter end. The following table summarizes the contracts held at August 31, 2013.

					CONTRACTUAL			NET UNREALIZED
	CONTRACT		CONTRACT		SETTLEMENT	UNREALIZED	UNREALIZED	APPRECIATION/
	TO BUY		TO SELL	COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(DEPRECIATION)

EUR	1,971,380	USD	2,644,784	Bank of	10-25-13	—	($38,859)	($38,859)
				New York
EUR	325,238	USD	434,124	Barclays Bank	10-25-13	—	(4,199)	(4,199)
				PLC Wholesale
EUR	444,756	USD	597,797	Deutsche Bank	10-25-13	—	(9,883)	(9,883)
				AG London
EUR	325,239	USD	432,819	State Street	10-25-13	—	(2,893)	(2,893)
				Bank and Trust
				Company
HKD	19,528,716	USD	2,518,965	Bank of	10-25-13	—	(108)	(108)
				America N.A.
HKD	9,192,270	USD	1,185,653	Bank of	10-25-13	—	(13)	(13)
				New York
HKD	15,687,746	USD	2,023,492	Barclays Bank	10-25-13	—	(52)	(52)
				PLC Wholesale
HKD	9,987,251	USD	1,288,226	Brown Brothers	10-25-13	—	(48)	(48)
				Harriman and
				Company
HKD	7,483,650	USD	965,203	Deutsche Bank	10-25-13	$55	—	55
				AG London
HKD	11,447,016	USD	1,476,547	Morgan Stanley	10-25-13	—	(86)	(86)
				and Company
				International PLC
HKD	7,451,586	USD	961,146	State Street	10-25-13	—	(25)	(25)
				Bank and Trust
				Company
JPY	195,976,678	USD	2,014,190	Bank of	10-25-13	—	(17,701)	(17,701)
				New York
JPY	93,751,411	USD	969,565	JPMorgan	10-25-13	—	(14,484)	(14,484)
				Chase Bank
JPY	88,061,135	USD	915,142	Morgan Stanley	10-25-13	—	(18,029)	(18,029)
				and Company
				International PLC

Semiannual report | International Growth Fund	35

					CONTRACTUAL			NET UNREALIZED
	CONTRACT		CONTRACT		SETTLEMENT	UNREALIZED	UNREALIZED	APPRECIATION/
	TO BUY		TO SELL	COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(DEPRECIATION)

SGD	568,341	USD	445,511	Bank of	10-25-13	$72	—	$72
				America N.A.
SGD	751,694	USD	589,980	Bank of	10-25-13	—	($647)	(647)
				New York
SGD	922,641	USD	723,698	Barclays Bank	10-25-13	—	(341)	(341)
				PLC Wholesale
SGD	852,564	USD	668,531	Brown Brothers	10-25-13	—	(115)	(115)
				Harriman and
				Company
SGD	553,990	USD	434,502	Deutsche Bank	10-25-13	—	(170)	(170)
				AG London
SGD	1,010,876	USD	792,690	Morgan Stanley	10-25-13	—	(156)	(156)
				and Company
				International PLC
SGD	751,694	USD	590,026	Royal Bank of	10-25-13	—	(693)	(693)
				Scotland PLC
SGD	751,694	USD	589,093	State Street	10-25-13	240	—	240
				Bank and Trust
				Company
CHF	1,050,801	USD	1,143,766	Bank of	10-25-13	—	(13,943)	(13,943)
				America N.A.
CHF	1,347,363	USD	1,468,820	Bank of	10-25-13	—	(20,132)	(20,132)
				New York
CHF	1,978,824	USD	2,160,288	Deutsche Bank	10-25-13	—	(32,652)	(32,652)
				AG London
CHF	661,166	USD	720,370	Morgan Stanley	10-25-13	—	(9,483)	(9,483)
				and Company
				International PLC
USD	796,141	AUD	881,360	Bank of	10-25-13	14,349	—	14,349
				America N.A.
USD	477,397	AUD	528,167	Bank of	10-25-13	8,897	—	8,897
				New York
USD	136,353	AUD	150,938	Barclays Bank	10-25-13	2,466	—	2,466
				PLC Wholesale
USD	2,019,541	AUD	2,234,945	Brown Brothers	10-25-13	37,079	—	37,079
				Harriman and
				Company
USD	684,225	AUD	749,197	JPMorgan	10-25-13	19,665	—	19,665
				Chase Bank
USD	1,552,841	AUD	1,718,802	Morgan Stanley	10-25-13	28,213	—	28,213
				and Company
				International PLC
USD	1,057,256	AUD	1,170,455	State Street	10-25-13	19,028	—	19,028
				Bank and Trust
				Company
USD	1,167,348	CAD	1,212,560	Bank of	10-25-13	17,582	—	17,582
				America N.A.
USD	469,380	CAD	488,456	Barclays Bank	10-25-13	6,219	—	6,219
				PLC Wholesale
USD	536,849	CAD	558,833	Brown Brothers	10-25-13	6,956	—	6,956
				Harriman and
				Company
USD	492,699	CAD	512,717	Deutsche Bank	10-25-13	6,533	—	6,533
				AG London

36	International Growth Fund | Semiannual report

					CONTRACTUAL			NET UNREALIZED
	CONTRACT		CONTRACT		SETTLEMENT	UNREALIZED	UNREALIZED	APPRECIATION/
	TO BUY		TO SELL	COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(DEPRECIATION)

USD	2,058,639	CAD	2,143,091	Morgan Stanley	10-25-13	$26,530	—	$26,530
				and Company
				International PLC
USD	1,131,426	CAD	1,177,436	Royal Bank of	10-25-13	14,965	—	14,965
				Scotland PLC
USD	171,345	CAD	177,998	State Street	10-25-13	2,564	—	2,564
				Bank and Trust
				Company
USD	1,530,363	DKK	8,521,890	Bank of	10-25-13	19,764	—	19,764
				America N.A.
USD	2,021,659	DKK	11,209,271	Barclays Bank	10-25-13	34,692	—	34,692
				PLC Wholesale
USD	1,453,920	DKK	8,093,722	Brown Brothers	10-25-13	19,218	—	19,218
				Harriman and
				Company
USD	300,831	NOK	1,799,867	Bank of	10-25-13	7,288	—	7,288
				America N.A.
USD	684,482	NOK	4,086,460	Bank of	10-25-13	18,016	—	18,016
				New York
USD	243,112	NOK	1,449,969	Brown Brothers	10-25-13	6,635	—	6,635
				Harriman and
				Company
USD	293,982	NOK	1,754,214	JPMorgan	10-25-13	7,884	—	7,884
				Chase Bank
USD	280,390	NOK	1,673,672	Morgan Stanley	10-25-13	7,428	—	7,428
				and Company
				International PLC
USD	812,104	GBP	523,820	Bank of	10-25-13	664	—	664
				America N.A.
USD	778,713	GBP	497,187	Barclays Bank	10-25-13	8,529	—	8,529
				PLC Wholesale
USD	735,555	GBP	469,622	Brown Brothers	10-25-13	8,071	—	8,071
				Harriman and
				Company
USD	917,141	GBP	585,563	Morgan Stanley	10-25-13	10,055	—	10,055
				and Company
				International PLC
USD	769,547	GBP	491,278	Royal Bank of	10-25-13	8,516	—	8,516
				Scotland PLC
						$368,173	($184,712)	$183,461

Semiannual report | International Growth Fund	37

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at August 31, 2013 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSET AND	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Equity contracts	Receivable for futures	Futures*	$84,911	($307,345)

Foreign exchange	Receivable-payable for	Forward foreign	368,173	(184,712)
contracts	forward foreign currency	currency
	contracts	contracts
Total			$453,084	($492,057)

* Reflects cumulative appreciation/depreciation of futures as disclosed herein. Only the period end variation margin is separately disclosed on the Statement of assets and Liabilities.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended August 31, 2013:

	STATEMENT OF		FOREIGN
	OPERATIONS	FUTURES	CURRENCY
RISK	LOCATION	CONTRACTS	TRANSACTIONS*	TOTAL

Equity contracts	Net realized	$1,432,200	—	$1,432,200
	gain (loss)

Foreign exchange	Net realized	—	$909,665	909,665
contracts	gain (loss)
Total		$1,432,200	$909,665	$2,341,865

* Realized gain (loss) associated with forward foreign currency contracts is included in this caption on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended August 31, 2013:

			TRANSLATION OF ASSETS
	STATEMENT OF OPERATIONS	FUTURES	AND LIABILITIES IN
RISK	LOCATION	CONTRACTS	FOREIGN CURRENCIES*	TOTAL

Equity contracts	Change in unrealized	($175,514)	—	($175,514)
	appreciation (depreciation)

Foreign exchange	Change in unrealized	—	$60,001	60,001
contracts	appreciation (depreciation)
Total		($175,514)	$60,001	($115,513)

* Change in unrealized appreciation-depreciation associated with forward foreign currency contracts is included in this caption on the Statement of operations.

38	International Growth Fund | Semiannual report

Note 4 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Advisor) serves as investment advisor for the trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the trust. The Advisor and the Distributor are indirect, wholly owned subsidiaries of MFC.

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.920% of the first $100,000,000 of the fund’s average daily net assets; (b) 0.895% of the next $900,000,000; (c) 0.880% of the next $1,000,000,000; (d) 0.850% of the next $1,000,000,000; (e) 0.825% of the next $1,000,000,000, and (f) 0.800% of the fund’s average daily net assets in excess of $4,000,000,000. The Advisor has a subadvisory agreement with Grantham, Mayo, Van Otterloo & Co. LLC. The fund is not responsible for payment of the subadvisory fees.

Effective June 1, 2013, the Advisor has contractually agreed to waive a portion of its management fee for certain funds (the Participating portfolios) of the Trust, John Hancock Funds, John Hancock Funds II and John Hancock Variable Insurance Trust. The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the Participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the Participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the Participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the fund. This agreement excludes taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business acquired fees and expenses paid indirectly and short dividend expense. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.60%, 2.30%, 2.30%, 1.24% and 1.15% for Class A, Class B, Class C, Class I and Class 1 shares, respectively. The current expense limitation agreement will remain in effect through June 30, 2014, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time.

Accordingly, these expense reductions amounted to $1,225, $7,648, $7,109, $1,952 and $167 for Class A, Class B, Class C, Class I and Class 1 shares, respectively, for the six months ended August 31, 2013.

The investment management fees, including the impact of the waivers and reimbursements described above, incurred for the six months ended August 31, 2013 were equivalent to the net annual effective rate of 0.89% of the fund’s average daily net assets.

Semiannual report | International Growth Fund	39

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended August 31, 2013 amounted to an annual rate of 0.02% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B, Class C and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund pays the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares.

CLASS	RULE 12b-1 FEE

Class A	0.30%
Class B	1.00%
Class C	1.00%
Class 1	0.05%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $278,631 for the six months ended August 31, 2013. Of this amount, $47,600 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $230,827 was paid as sales commissions to broker-dealers and $204 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution related services in connection with the sale of these shares. During the six months ended August 31, 2013, CDSCs received by the Distributor amounted to $18, $374 and $82 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

40	International Growth Fund | Semiannual report

Class level expenses. Class level expenses for the six months ended August 31, 2013 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$128,428	$64,387	$11,310	$5,749
Class B	7,254	1,088	7,963	265
Class C	15,694	2,372	7,963	337
Class I	—	62,697	8,908	2,910
Class 1	2,990	—	—	—
Total	$154,366	$130,544	$36,144	$9,261

Trustee expenses. The fund compensates each trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock funds complex.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other funds advised by the Advisor, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:

	AVERAGE LOAN	DAYS	WEIGHTED AVERAGE	INTEREST
BORROWER OR LENDER	BALANCE	OUTSTANDING	INTEREST RATE	EXPENSE

Borrower	$4,008,434	1	0.49%	$55

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended August 31, 2013 and the year ended February 28, 2013 were as follows:

	Six months ended 8-31-13		Year ended 2-28-13
	Shares	Amount	Shares	Amount
Class A shares

Sold	1,344,551	$30,033,501	1,767,870	$36,112,556
Distributions reinvested	—	—	233,886	4,738,520
Repurchased	(480,267)	(10,420,799)	(1,065,421)	(22,127,831)

Net increase	864,284	$19,612,702	936,335	$18,723,245

Class B shares

Sold	7,480	$164,054	20,059	$411,385
Distributions reinvested	—	—	3,222	65,178
Repurchased	(4,577)	(101,793)	(9,527)	(191,978)

Net increase	2,903	$62,261	13,754	$284,585

Class C shares

Sold	78,329	$1,743,766	51,637	$1,066,773
Distributions reinvested	—	—	5,639	113,904
Repurchased	(5,403)	(118,893)	(29,273)	(602,604)

Net increase	72,926	$1,624,873	28,003	$578,073

Class I shares

Sold	3,740,917	$83,844,558	797,965	$16,495,650
Distributions reinvested	—	—	11,539	233,886
Repurchased	(344,091)	(7,704,152)	(5,181,141)	(103,567,384)

Net increase (decrease)	3,396,826	$76,140,406	(4,371,637)	($86,837,848)

Semiannual report | International Growth Fund	41

	Six months ended 8-31-13		Year ended 2-28-13
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	124,535	$2,808,532	141,847	$2,917,529
Distributions reinvested	—	—	37,603	761,831
Repurchased	(88,341)	(1,963,425)	(120,232)	(2,437,200)

Net increase	36,194	$845,107	59,218	$1,242,160

Total net increase (decrease)	4,373,133	$98,285,349	(3,334,327)	($66,009,785)

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $128,115,936 and $39,322,717, respectively, for the six months ended August 31, 2013.

42	International Growth Fund | Semiannual report

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds III (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management Services, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Grantham, Mayo, Van Otterloo & Co. LLC (the Subadvisor) for John Hancock International Growth Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on May 16-17, 2013, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meeting a variety of materials relating to the fund, the Advisor, and the Subadvisor, including comparative performance, fee and expense information for peer groups of similar mutual funds prepared by an independent third-party provider of mutual fund data; performance information for the fund’s benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts; and other information provided by the Advisor and the Subadvisor regarding the nature, extent, and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and does not treat any single factor as determinative and each Trustee may attribute different weights to different factors. The Board’s conclusions may be based in part on its consideration of the Advisory and Subadvisory Agreements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.

Semiannual report | International Growth Fund	43

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor’s risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties through Board meetings, discussions, and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objective; review of brokerage matters, including with respect to trade allocation and best execution; and the Advisor’s timeliness in responding to performance issues;

(b) the background, qualifications and skills of the Advisor’s personnel;

(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund;

(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and

(f) the Advisor’s reputation and experience in serving as an investment adviser to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a) reviewed information prepared by management regarding the fund’s performance;

(b) considered the comparative performance of the fund’s benchmark;

44	International Growth Fund | Semiannual report

(c) considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of mutual fund data. Such report included the fund’s ranking within a smaller group of peer funds and the fund’s ranking within broader groups of funds; and

(d) took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.

The Board noted favorably that the fund outperformed its benchmark index and peer group average for the one-, three-, and five-year periods ended December 31, 2012.

The Board concluded that the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund’s contractual and net management fees and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs.

The Board noted that the subadvisory fees for this fund are equal to the peer group median. The Board noted also that the net management fees for this fund are lower than the peer group median and that total expenses for this fund are higher than the peer group median. The Board took into account management’s discussion of the fund’s expenses.

The Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee. The Board also took into account that management had agreed to implement an overall fee waiver across a number of funds in the complex, including the fund, which is discussed further below. The Board also noted that, in addition, the Advisor is currently waiving fees and/ or reimbursing expenses with respect to the fund. The Board also noted that the Advisor pays the subadvisory fees of the fund, and that such fees are negotiated at arm’s length with respect to the Subadvisor. The Board also noted management’s discussion of the fund’s expenses, as well as certain actions taken over the past several years to reduce the fund’s operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable.

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:

(a) reviewed financial information of the Advisor;

(b) reviewed and considered an analysis presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;

(c) received and reviewed profitability information with respect to the John Hancock fund complex as a whole;

Semiannual report | International Growth Fund	45

(d) received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data;

(e) considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;

(f) noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the fund;

(g) noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;

(h) noted that the subadvisory fees for the fund are paid by the Advisor and are negotiated at arm’s length; and

(i) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a) considered that the Advisor has agreed, effective June 1, 2013, to waive its management fee for the fund and each of the open-end funds of John Hancock Funds II, John Hancock Funds III, each other John Hancock fund (except those listed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios as follows (the Reimbursement):

The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $75 billion but is less than or equal to $125 billion, 0.0125% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $125 billion but is less than or equal to $150 billion and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $150 billion. (The funds that are not Participating Portfolios as of the date of this semiannual report are each of the fund of funds, money market funds, index funds and closed-end funds);

(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and

(c) the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.

46	International Growth Fund | Semiannual report

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1) information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2) the historical and current performance of the fund, and comparative performance information relating to the fund’s benchmark and comparable funds;

(3) the subadvisory fee for the fund, including any breakpoints, and comparative fee information, where available, prepared by an independent third-party provider of mutual fund data; and

(4) information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed by it to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund, that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.

Semiannual report | International Growth Fund	47

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which includes arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Trust’s Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate account, and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock fund complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund to fees charged by the fund’s Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group and benchmark and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1) The Subadvisor has extensive experience and demonstrated skills as a manager;

(2) The performance of the fund generally has been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark and the fund’s overall performance is satisfactory;

(3) The subadvisory fees are reasonable in relation to the level and quality of services being provided; and

(4) Subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

* * *

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

48	International Growth Fund | Semiannual report

More information

Trustees	Investment advisor
James M. Oates, Chairman	John Hancock Investment Management
Steven R. Pruchansky, Vice Chairman	Services, LLC
Charles L. Bardelis*
James R. Boyle†	Subadvisor
Craig Bromley†	Grantham, Mayo, Van Otterloo & Co. LLC
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Hugh McHaffie	Legal counsel
President	K&L Gates LLP

Andrew G. Arnott
Executive Vice President

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

Semiannual report | International Growth Fund	49

800-225-5291
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock International Growth Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	87SA 8/13
MF159389	10/13

John Hancock Investments

John Hancock

International Allocation Portfolio

Semiannual Report

8.31.13

A look at performance

Total returns for the period ended August 31, 2013

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

				Since					Since
	1-year	5-year	10-year	inception [1]	6-months	1-year	5-year	10-year	inception [1]

Class A	9.08	0.54	—	–1.23	–2.85	9.08	2.72	—	–7.94

Class B	9.03	0.52	—	–1.17	–3.11	9.03	2.60	—	–7.55

Class C	13.01	0.89	—	–1.15	0.88	13.01	4.53	—	–7.44

Class I2	15.13	2.01	—	–0.05	2.37	15.13	10.49	—	–0.33

Index†	19.17	2.11	—	0.44	4.05	19.17	10.98	—	2.96

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I shares.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 6-30-14. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying affiliated funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class B	Class C	Class I
Net (%)	1.62	2.32	2.32	1.26
Gross (%)	2.49	3.63	3.27	5.67

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index is the MSCI EAFE Index.

See the following page for footnotes.

Semiannual report | International Allocation Portfolio	5

A look at performance

		With maximum	Without
	Start date	sales charge	sales charge	Index

Class B3	12-29-06	$9,245	$9,245	$10,296

Class C3	12-29-06	9,256	9,256	10,296

Class I2	12-29-06	9,967	9,967	10,296

MSCI EAFE Index (gross of foreign withholding tax on dividends) (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1 From 12-29-06.

2 For certain types of investors, as described in the portfolio’s prospectus.

3 The contingent deferred sales charge is not applicable.

6	International Allocation Portfolio | Semiannual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the portfolio, you incur two types of costs:

▪ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses, including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the portfolio’s actual ongoing operating expenses and is based on the portfolio’s actual return. It assumes an account value of $1,000.00 on March 1, 2013, with the same investment held until August 31, 2013.

	Account value	Ending value	Expenses paid during
	on 3-1-13	on 8-31-13	period ended on 8-31-13[1]

Class A	$1,000.00	$1,022.50	$3.21

Class B	1,000.00	1,018.90	6.77

Class C	1,000.00	1,018.80	6.77

Class I	1,000.00	1,023.70	1.38

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2013, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Semiannual report | International Allocation Portfolio	7

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the portfolio’s ongoing operating expenses with those of any other fund. It provides an example of the portfolio’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2013, with the same investment held until August 31, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 3-1-13	on 8-31-13	period ended on 8-31-13[1,2]

Class A	$1,000.00	$1,022.00	$3.21

Class B	1,000.00	1,018.50	6.77

Class C	1,000.00	1,018.50	6.77

Class I	1,000.00	1,023.80	1.38

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the portfolio’s annualized expense ratio of 0.63%, 1.33%, 1.33% and 0.27% for Class A, Class B, Class C, and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2 The portfolio’s expense ratios do not include fees and expenses indirectly incurred by the underlying funds, whose ratios can vary based on the mix of underlying funds. The range of expense ratios of the underlying funds held were 0.53% to 1.34%.

8	International Allocation Portfolio | Semiannual report

Portfolio summary

1 As a percentage of net assets on 8-31-13.

2 Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. The portfolio’s performance depends on the Advisor’s skill in determining the strategic asset class allocations, the mix of underlying funds and the performance of those underlying funds. The underlying funds’ performance may be lower than the performance of the asset class which they were selected to represent. The portfolio is subject to the same risks as the underlying funds in which it invests, which include the following: stocks and bonds can decline due to adverse issuer, market, regulatory or economic developments; foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability; and the securities of small capitalization companies are subject to higher volatility than larger, more established companies. For additional information on these and other risk considerations, please see the portfolios’ prospectuses.

Semiannual report | International Allocation Portfolio	9

Portfolio’s investments

As of 8-31-13 (unaudited)

	Shares	Value

Affiliated Investment Companies 92.1%		$16,399,667

(Cost $14,187,898)

EQUITY 92.1%		16,399,667

International Large Cap 66.4%

John Hancock Funds II (G)

International Growth Opportunities, Class NAV (Baillie Gifford)	144,419	1,763,355

International Growth Stock, Class NAV (Invesco)	220,975	2,682,639

International Value, Class NAV (Templeton)	250,076	3,926,195

John Hancock Funds III (G)

International Core, Class NAV (GMO)	54,557	1,673,815

International Value Equity, Class NAV (John Hancock1) (A)	203,067	1,774,807

Emerging Markets 19.1%

John Hancock Funds II (G)

China Emerging Leaders, Class NAV (Atlantis)	51,461	447,194

Emerging Markets, Class NAV (DFA)	228,758	2,196,079

John Hancock Investment Trust III (G)

Greater China Opportunities, Class NAV (John Hancock2) (A)	36,890	752,552

International Small Cap 6.6%

John Hancock Funds II (G)

International Small Company, Class NAV (DFA)	129,718	1,183,031

Unaffiliated Investment Companies 7.9%		$1,410,599

(Cost $1,389,279)

EQUITY 7.9%

International Large Cap 7.9%		1,410,599

iShares MSCI France Index Fund	7,031	175,283

iShares MSCI Germany Index Fund	13,652	350,037

iShares MSCI Italy Capped Index Fund	6,765	88,216

iShares MSCI Japan Index Fund	48,331	525,357

iShares MSCI Malaysia Index Fund	3,185	45,991

10	International Allocation Portfolio | Semiannual report	See notes to financial statements

	Shares	Value

Investment Companies continued

iShares MSCI Taiwan Index Fund	10,108	$136,256

Market Vectors Vietnam ETF	5,186	89,459

Total investments (Cost $15,577,177)† 100.0%		$17,810,266

Other assets and liabilities, net 0.0%		$1,242

Total net assets 100.0%		$17,811,508

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the portfolio.

(A) The subadvisor is an affiliate of the advisor.

(G) The portfolio’s subadvisor is shown parenthetically.

† At 8-31-13, the aggregate cost of investment securities for federal income tax purposes was $17,515,452. Net unrealized appreciation aggregated $294,814, of which $386,947 related to appreciated investment securities and $92,133 related to depreciated investment securities.

(1) Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

(2) Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.

Investment companies
Underlying Funds’ Subadvisors
Atlantis Investment Management (Hong Kong) Ltd.	(Atlantis)
Baillie Gifford Overseas, Ltd.	(Baillie Gifford)
Dimensional Fund Advisors, Inc.	(DFA)
Templeton Investment Counsel, LLC	(Templeton)
Grantham, Mayo, Van Otterloo & Co. LLC	(GMO)
Invesco Advisers, Inc.	(Invesco)
John Hancock Asset Management*	(John Hancock)

*Manulife Asset Management (US) LLC and Manulife Asset Management (North America) Limited are doing business as John Hancock Asset Management.

See notes to financial statements	Semiannual report | International Allocation Portfolio	11

FINANCIAL STATEMENTS

Financial statements

Statement of assets and liabilities 8-31-13 (unaudited)

This Statement of assets and liabilities is the portfolio’s balance sheet. It shows the value of what the portfolio owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $1,389,279)	$1,410,599
Investments in affiliated funds, at value (Cost $14,187,898)	16,399,667

Total investments, at value (Cost $15,577,177)	17,810,266
Receivable for investments sold	2,928
Receivable for fund shares sold	48,927
Dividends receivable	1,125
Receivable due from advisor	739
Other receivables and prepaid expenses	24,218

Total assets	17,888,203

Liabilities

Due to custodian	16,461
Payable for investments purchased	4,817
Payable for fund shares repurchased	16,817
Payable to affiliates
Accounting and legal services fees	1,123
Transfer agent fees	2,315
Trustees’ fees	741
Other liabilities and accrued expenses	34,421

Total liabilities	76,695

Net assets	$17,811,508

Net assets consist of

Paid-in capital	$31,237,687
Undistributed net investment income	74,488
Accumulated net realized gain (loss) on investments	(15,733,756)
Net unrealized appreciation (depreciation) on investments	2,233,089

Net assets	$17,811,508

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value
Class A ($8,704,584 ÷ 1,065,251 shares)[1]	$8.17
Class B ($2,441,873 ÷ 301,368 shares)[1]	$8.10
Class C ($5,331,121 ÷ 657,529 shares)[1]	$8.11
Class I ($1,333,930 ÷ 162,236 shares)	$8.22

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$8.60

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

12	International Allocation Portfolio | Semiannual report	See notes to financial statements

FINANCIAL STATEMENTS

Statement of operations For the six-month period ended 8-31-13
(unaudited)

This Statement of operations summarizes the portfolio’s investment income earned and expenses incurred in operating the portfolio. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$14,099

Expenses

Investment management fees	8,485
Distribution and service fees	51,596
Accounting and legal services fees	1,750
Transfer agent fees	12,858
Trustees’ fees	378
State registration fees	30,714
Printing and postage	2,065
Professional fees	21,611
Custodian fees	6,123
Registration and filing fees	13,062
Other	4,633

Total expenses	153,275
Less expense reductions	(73,013)

Net expenses	80,262

Net investment loss	(66,163)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	26,271
Investments in affiliated issuers	42,099

68,370
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	10,092
Investments in affiliated issuers	343,256

353,348

Net realized and unrealized gain	421,718

Increase in net assets from operations	$355,555

See notes to financial statements	Semiannual report | International Allocation Portfolio	13

FINANCIAL STATEMENTS

Statements of changes in net assets

These Statements of changes in net assets show how the value of the portfolio’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of portfolio share transactions.

	Six months
	ended	Year
	8-31-13	ended
	(Unaudited)	2-28-13

Increase (decrease) in net assets

From operations
Net investment income (loss)	($66,163)	$99,288
Net realized gain (loss)	68,370	377,219
Change in net unrealized appreciation (depreciation)	353,348	311,910

Increase (decrease) in net assets resulting from operations	355,555	788,417

Distributions to shareholders
From net investment income
Class A	—	(74,313)
Class B	—	(6,253)
Class C	—	(11,336)
Class I	—	(8,285)
From net realized gain
Class A	—	(21,071)
Class B	—	(6,762)
Class C	—	(12,258)
Class I	—	(1,703)

Total distributions	—	(141,981)

From portfolio share transactions	463,403	(65,399)

Total increase (decrease)	818,958	(581,037)

Net assets

Beginning of period	16,992,550	16,411,513

End of period	$17,811,508	$16,992,550

Undistributed net investment income	$74,488	$140,651

14	International Allocation Portfolio | Semiannual report	See notes to financial statements

Financial highlights

The Financial highlights show how the portfolio’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	8-31-13[1]	2-28-13	2-29-12	2-28-11	2-28-10	2-28-09

Per share operating performance

Net asset value, beginning of period	$7.99	$7.64	$8.35	$6.82	$4.31	$9.48
Net investment income (loss)[2,3]	(0.02)	0.07	0.08	0.05	0.02	0.12
Net realized and unrealized gain (loss)
on investments	0.20	0.37	(0.70)	1.48	2.55	(4.86)
Total from investment operations	0.18	0.44	(0.62)	1.53	2.57	(4.74)
Less distributions
From net investment income	—	(0.07)	(0.09)	—	(0.06)	(0.14)
From net realized gain	—	(0.02)	—[4]	—	—[4]	(0.29)
Total distributions	—	(0.09)	(0.09)	—	(0.06)	(0.43)
Net asset value, end of period	$8.17	$7.99	$7.64	$8.35	$6.82	$4.31
Total return (%)[5,6]	2.25[7]	5.83	(7.34)	22.43	59.59	(50.67)

Ratios and supplemental data

Net assets, end of period (in millions)	$9	$9	$8	$11	$10	$13
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.24[8,9]	1.50[8]	1.28[8]	1.15[8]	1.06[8,10]	0.92[8]
Expenses net of fee waivers	0.63[8,9]	0.63[8]	0.63[8]	0.65[8]	0.67[8,10]	0.61[8]
Expenses net of fee waivers
and credits	0.63[8,9]	0.63[8]	0.63[8]	0.65[8]	0.66[8,10]	0.61[8]
Net investment income (loss)[3]	(0.47)[9]	0.93	1.01	0.62	0.29	1.56
Portfolio turnover (%)	13	52	18	64	41	23

1 Six months ended 8-31-13. Unaudited.
2 Based on the average daily shares outstanding.
3 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
4 Less than $0.005 per share.
5 Does not reflect the effect of sales charges, if any.
6 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
7 Not annualized.
8 Ratios do not include expenses incurred from underlying funds whose annualized expense ratios were 0.53% to 1.34%, 0.64% to 1.28%, 0.48% to 1.35%, 0.91% to 1.11%, 0.91% to 1.17% and 0.99% to 1.17% for the periods ended 8-31-13, 2-28-13, 2-29-12, 2-28-11, 2-28-10 and 2-28-09, respectively, based on the mix of underlying funds held by the portfolio.
9 Annualized.
10 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements	Semiannual report | International Allocation Portfolio	15

CLASS B SHARES Period ended	8-31-13[1]	2-28-13	2-29-12	2-28-11	2-28-10	2-28-09

Per share operating performance

Net asset value, beginning of period	$7.95	$7.60	$8.30	$6.84	$4.32	$9.46
Net investment income (loss)[2,3]	(0.05)	0.03	0.03	—	0.03	0.06
Net realized and unrealized gain (loss)
on investments	0.20	0.36	(0.70)	1.46	2.51	(4.83)
Total from investment operations	0.15	0.39	(0.67)	1.46	2.54	(4.77)
Less distributions
From net investment income	—	(0.02)	(0.03)	—	(0.02)	(0.08)
From net realized gain	—	(0.02)	—[4]	—	—[4]	(0.29)
Total distributions	—	(0.04)	(0.03)	—	(0.02)	(0.37)
Net asset value, end of period	$8.10	$7.95	$7.60	$8.30	$6.84	$4.32
Total return (%)[5,6]	1.89[7]	5.14	(7.96)	21.35	58.73	(51.01)

Ratios and supplemental data

Net assets, end of period (in millions)	$2	$3	$2	$2	$1	$1
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.43[8,9]	2.64[9]	2.48[9]	2.33[9]	3.06[9,10]	3.03[9]
Expenses net of fee waivers	1.33[8,9]	1.33[9]	1.33[9]	1.34[9]	1.44[9,10]	1.53[9]
Expenses net of fee waivers
and credits	1.33[8,9]	1.33[9]	1.33[9]	1.34[9]	1.37[9,10]	1.31[9]
Net investment income (loss)[3]	(1.17)[8]	0.37	0.43	0.05	0.48	0.80
Portfolio turnover (%)	13	52	18	64	41	23

1 Six months ended 8-31-13. Unaudited.
2 Based on the average daily shares outstanding.
3 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
4 Less than $0.005 per share.
5 Does not reflect the effect of sales charges, if any.
6 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
7 Not annualized.
8 Annualized.
9 Ratios do not include expenses incurred from underlying funds whose annualized expense ratios were 0.53% to 1.34%, 0.64% to 1.28%, 0.48% to 1.35%, 0.91% to 1.11%, 0.91% to 1.17% and 0.99% to 1.17% for the periods ended 8-31-13, 2-28-13, 2-29-12, 2-28-11, 2-28-10 and 2-28-09, respectively, based on the mix of underlying funds held by the portfolio.
10 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

16	International Allocation Portfolio | Semiannual report	See notes to financial statements

CLASS C SHARES Period ended	8-31-13[1]	2-28-13	2-29-12	2-28-11	2-28-10	2-28-09

Per share operating performance

Net asset value, beginning of period	$7.96	$7.60	$8.31	$6.84	$4.32	$9.46
Net investment income (loss)[2,3]	(0.05)	0.01	0.04	—[4]	0.03	0.06
Net realized and unrealized gain (loss)
on investments	0.20	0.39	(0.72)	1.47	2.51	(4.83)
Total from investment operations	0.15	0.40	(0.68)	1.47	2.54	(4.77)
Less distributions
From net investment income	—	(0.02)	(0.03)	—	(0.02)	(0.08)
From net realized gain	—	(0.02)	—[4]	—	—[4]	(0.29)
Total distributions	—	(0.04)	(0.03)	—	(0.02)	(0.37)
Net asset value, end of period	$8.11	$7.96	$7.60	$8.31	$6.84	$4.32
Total return (%)[5,6]	1.88[7]	5.27	(8.07)	21.49	58.73	(51.01)

Ratios and supplemental data

Net assets, end of period (in millions)	$5	$5	$6	$6	$5	$3
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.13[8,9]	2.28[9]	2.06[9]	1.96[9]	2.11[9,10]	1.92[9]
Expenses net of fee waivers	1.33[8,9]	1.33[9]	1.33[9]	1.35[9]	1.40[9,10]	1.31[9]
Expenses net of fee waivers
and credits	1.33[8,9]	1.33[9]	1.33[9]	1.35[9]	1.37[9,10]	1.31[9]
Net investment income (loss)[3]	(1.17)[8]	0.17	0.52	(0.06)	0.44	0.76
Portfolio turnover (%)	13	52	18	64	41	23

1 Six months ended 8-31-13. Unaudited.
2 Based on the average daily shares outstanding.
3 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
4 Less than $0.005 per share.
5 Does not reflect the effect of sales charges, if any.
6 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
7 Not annualized.
8 Annualized.
9 Ratios do not include expenses incurred from underlying funds whose annualized expense ratios were 0.53% to 1.34%, 0.64% to 1.28%, 0.48% to 1.35%, 0.91% to 1.11%, 0.91% to 1.17% and 0.99% to 1.17% for the periods ended 8-31-13, 2-28-13, 2-29-12, 2-28-11, 2-28-10 and 2-28-09, respectively, based on the mix of underlying funds held by the portfolio.
10 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements	Semiannual report | International Allocation Portfolio	17

CLASS I SHARES Period ended	8-31-13[1]	2-28-13	2-29-12	2-28-11	2-28-10	2-28-09

Per share operating performance

Net asset value, beginning of period	$8.03	$7.67	$8.38	$6.82	$4.30	$9.49
Net investment income[2,3]	—	0.13	0.13	0.07	0.09	0.11
Net realized and unrealized gain (loss)
on investments	0.19	0.35	(0.73)	1.49	2.52	(4.84)
Total from investment operations	0.19	0.48	(0.60)	1.56	2.61	(4.73)
Less distributions
From net investment income	—	(0.10)	(0.11)	—	(0.09)	(0.17)
From net realized gain	—	(0.02)	—[4]	—	—[4]	(0.29)
Total distributions	—	(0.12)	(0.11)	—	(0.09)	(0.46)
Net asset value, end of period	$8.22	$8.03	$7.67	$8.38	$6.82	$4.30
Total return (%)[5]	2.37[6]	6.31	(6.96)	22.87	60.62	(50.48)

Ratios and supplemental data

Net assets, end of period (in millions)	$1	$1	—[7]	—[7]	—[7]	—[7]
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.35[8,9]	4.68[8]	6.58[8]	5.69[8]	4.68[8,10]	1.35[8]
Expenses net of fee waivers	0.27[8,9]	0.27[8]	0.23[8]	0.18[8]	0.19[8,10]	0.16[8]
Expenses net of fee waivers
and credits	0.27[8,9]	0.27[8]	0.23[8]	0.18[8]	0.19[8,10]	0.16[8]
Net investment income (loss)[3]	(0.11)[9]	1.72	1.63	0.91	1.46	1.44
Portfolio turnover (%)	13	52	18	64	41	23

1 Six months ended 8-31-13. Unaudited.
2 Based on the average daily shares outstanding.
3 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
4 Less than $0.005 per share.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Less than $500,000.
8 Ratios do not include expenses incurred from underlying funds whose annualized expense ratios were 0.53% to 1.34%,0.64% to 1.28%, 0.48% to 1.35%, 0.91% to 1.11%, 0.91% to 1.17% and 0.99% to 1.17% for the periods ended 8-31-13, 2-28-13, 2-29-12, 2-28-11, 2-28-10 and 2-28-09, respectively, based on the mix of underlying funds held by the portfolio.
9 Annualized.
10 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

18	International Allocation Portfolio | Semiannual report	See notes to financial statements

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock International Allocation Portfolio (the portfolio) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the portfolio is to seek long-term growth of capital. The portfolio is designed to provide diversification of investments within the international asset class.

The portfolio operates as a “fund of funds”, investing in Class NAV shares of affiliated underlying funds of the Trust, John Hancock Funds II (JHF II), other affiliated John Hancock funds and other permitted investments, including exchange traded funds.

The portfolio may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, printing and postage and state registration fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

The accounting policies of the underlying funds of the portfolio are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements, available without charge by calling 800-344-1029, or visiting jhinvestments.com, on the Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds are not covered by this report.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolio:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the portfolio uses the following valuation techniques: equity securities, including exchange-traded funds, held by the portfolio are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last quoted bid or evaluated price. Investments by the portfolio in underlying affiliated funds and/or other open-end management investment companies are valued at their respective net asset values each business day. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

Semiannual report | International Allocation Portfolio	19

The portfolio uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. As of August 31, 2013, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on the ex-date. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The portfolio may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolio custodian agreement, the custodian may loan money to the portfolio to make properly authorized payments. The portfolio is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the portfolio and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Prior to March 27, 2013, the portfolio participated in a $100 million unsecured line of credit, also with Citibank N.A., with terms otherwise similar to the existing agreement. Commitment fees for the six months ended August 31, 2013 were $269. For the six months ended August 31, 2013, the portfolio had no borrowings under either line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage expenses, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

20	International Allocation Portfolio | Semiannual report

Federal income taxes. The portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the portfolio is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of February 28, 2013 the portfolio has a capital loss carryforward of $13,863,850 available to offset future net realized capital gains. The following table details the capital loss carryforward available as of February 28, 2013.

CAPITAL LOSS CARRYFORWARD EXPIRING AT FEBRUARY 28			NO EXPIRATION DATE
2017	2018	2019	SHORT-TERM	LONG-TERM

$1,965,278	$6,868,187	$4,555,665	—	$474,720

As of February 28, 2013, the portfolio had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolio’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolio generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sales deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolio. Additionally, in the normal course of business, the portfolio enters into contracts with service providers that contain general indemnification clauses. The portfolio maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the portfolio that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Advisor) serves as investment advisor for the portfolio. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as

Semiannual report | International Allocation Portfolio	21

principal underwriter of the portfolio. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The portfolio has an investment management agreement with the Advisor under which the portfolio pays the Advisor a management fee that has two components: (a) a fee on assets invested in the funds of JHF II and JHF III (portfolio assets) and (b) a fee on assets invested in other permitted investments (other than JHF II and JHF III), including other affiliated funds in the John Hancock funds complex (Other Assets). The portfolio pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.05% of the first $500,000,000 of the Portfolio Assets; (b) 0.04% of the portfolio assets in excess of $500,000,000; (c) 0.50% of the first $500,000,000 of the Other Assets and (d) 0.49% of the Other Assets in excess of $500,000,000. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (North America) Limited and John Hancock Asset Management, a division of Manulife Asset Management (US) LLC, each an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The portfolio is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the portfolio. This agreement excludes certain expenses such as taxes, acquired fund fees, and expenses paid indirectly, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio’s business and short dividend expense. The fee waivers and/or reimbursements are such that these expenses will not exceed 0.63%, 1.33%, 1.33% and 0.27% for Class A, Class B, Class C and Class I shares, respectively. The current expense limitation agreement will remain in effect through June 30, 2014, unless renewed by mutual agreement of the portfolio and the Advisor based upon a determination that this is appropriate under the circumstances at the time.

The Advisor has voluntarily agreed to waive fees and/or reimburse certain other expenses of the portfolio excluding advisor fees, Rule 12b-1 fees, transfer agent fees, service fees, blue sky fees, taxes, portfolio brokerage commissions, interest expense, acquired fund fees, short dividend expense, printing and postage, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. This voluntary expense reimbursement will continue in effect until terminated at any time by the Advisor on notice to the portfolio. The fee waivers and/or reimbursements are such that these expenses will not exceed 0.16% of average net assets.

In addition, the Advisor has voluntarily agreed to waive its advisory fees for the portfolio so that the amount retained by the Advisor after payment of the subadvisory fees, including Advisor fees collected on the underlying investments after payment of the subadvisory fees, does not exceed 0.50% of the fund’s average annual net assets.

Accordingly, these expense reductions amounted to $27,028, $14,075, $20,546 and $11,364 for Class A, Class B, Class C and Class I shares, respectively, for the six months ended August 31, 2013.

The investment management fees, including the impact of the waivers and reimbursements described above, incurred for the six months ended August 31, 2013 were equivalent to a net effective rate of 0.00% of the Portfolio’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the portfolio reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended August 31, 2013 amounted to an annual rate of 0.02% of the portfolio’s average daily net assets.

22	International Allocation Portfolio | Semiannual report

Distribution and service plans. The portfolio has a distribution agreement with the Distributor. The portfolio has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolio. The portfolio pays the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolio’s shares.

CLASS	12b–1 FEE

Class A	0.30%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $23,497 for the six months ended August 31, 2013. Of this amount, $3,883 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $19,366 was paid as sales commissions to broker-dealers and $248 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended August 31, 2013, CDSCs received by the Distributor amounted to $2,707 and $204 for Class B and Class C shares, respectively.

Transfer agent fees. The portfolio has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended August 31, 2013 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$13,201	$6,565	$7,581	—
Class B	12,810	1,906	7,408	$645
Class C	25,585	3,822	7,440	1,017
Class I	—	565	8,285	403
Total	$51,596	$12,858	$30,714	$2,065

Semiannual report | International Allocation Portfolio	23

Trustee expenses. The portfolio compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the portfolio based on its net assets relative to other funds within the John Hancock funds complex.

Note 5 — Portfolio share transactions

Transactions in portfolio shares for the six months ended August 31, 2013 and for the year ended February 28, 2013 were as follows:

	Six months ended 8-31-13		Year ended 2-28-13
	Shares	Amount	Shares	Amount

Class A shares

Sold	163,791	$1,337,033	343,665	$2,574,609
Distributions reinvested	—	—	12,021	94,127
Repurchased	(198,295)	(1,615,426)	(357,362)	(2,634,090)

Net increase (decrease)	(34,504)	($278,393)	(1,676)	$34,646

Class B shares

Sold	3,767	$30,098	75,225	$558,093
Distributions reinvested	—	—	1,628	12,696
Repurchased	(36,901)	(297,994)	(31,907)	(231,859)

Net increase (decrease)	(33,134)	($267,896)	44,946	$338,930

Class C shares

Sold	110,142	$889,384	68,714	$523,106
Distributions reinvested	—	—	2,870	22,416
Repurchased	(62,055)	(498,336)	(195,322)	(1,413,303)

Net increase (decrease)	48,087	$391,048	(123,738)	($867,781)

Class I shares

Sold	102,485	$834,759	72,964	$551,189
Distributions reinvested	—	—	1,214	9,547
Repurchased	(26,788)	(216,115)	(17,090)	(131,930)

Net increase	75,697	$618,644	57,088	$428,806

Total net increase (decrease)	56,146	$463,403	(23,380)	($65,399)

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $2,577,026 and $2,194,774, respectively, for the six months ended August 31, 2013.

Note 7 — Investment in affiliated underlying funds

International Allocation Portfolio invests primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolio does not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolio’s investment may represent a significant portion of each underlying fund’s net assets. As of August 31, 2013, the portfolio did not hold 5% or more of any underlying fund’s net assets.

24	International Allocation Portfolio | Semiannual report

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds III (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management Services, LLC (the Advisor) and the Subadvisory Agreements (the Subadvisory Agreements) with John Hancock Asset Management a division of Manulife Asset Management (North America) Limited and John Hancock Asset Management a division of Manulife Asset Management (US) LLC (the Subadvisors) for John Hancock International Allocation Portfolio (the fund). The Advisory Agreement and Subadvisory Agreements are collectively referred to as the Agreements.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on May 16-17, 2013, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreements between the Advisor and the Subadvisors with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreements, the Board received in advance of the meeting a variety of materials relating to the fund, the Advisor, and the Subadvisors, including comparative performance, fee and expense information for peer groups of similar mutual funds prepared by an independent third-party provider of mutual fund data; performance information for the fund’s benchmark index; and, with respect to each Subadvisor, comparative performance information for comparably managed accounts; and other information provided by the Advisor and each Subadvisor regarding the nature, extent, and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreements is considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisors is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisors to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisors with respect to the fund. The Board noted the affiliation of the Subadvisors with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and does not treat any single factor as determinative and each Trustee may attribute different weights to different factors. The Board’s conclusions may be

Semiannual report | International Allocation Portfolio	25

based in part on its consideration of the Advisory and Subadvisory Agreements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor’s risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisors, and is also responsible for monitoring and reviewing the activities of the Subadvisors and third-party service providers.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties through Board meetings, discussions, and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of each Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objective; review of brokerage matters, including with respect to trade allocation and best execution; and the Advisor’s timeliness in responding to performance issues;

(b) the background, qualifications and skills of the Advisor’s personnel;

(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund;

(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and

(f) the Advisor’s reputation and experience in serving as an investment adviser to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:

26	International Allocation Portfolio | Semiannual report

(a) reviewed information prepared by management regarding the fund’s performance;

(b) considered the comparative performance of the fund’s benchmark;

(c) considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of mutual fund data. Such report included the fund’s ranking within a smaller group of peer funds and the fund’s ranking within broader groups of funds; and

(d) took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.

The Board noted that the fund underperformed its benchmark index for the one-year period and outperformed the index for the three- and five-year periods ended December 31, 2012. The Board noted also that the fund underperformed its peer group average for the one-period and outperformed the average for the three- and five-year periods ended December 31, 2012.

The Board took into account management’s discussion of the fund’s performance including the favorable performance relative to its peer group and benchmark index for the three- and five-year periods.

The Board concluded that the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund’s contractual and net management fees and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs.

The Board noted that net management fees for this fund are equal to the peer group median and that total expenses for this fund are equal to the peer group median.

The Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund. The Board also noted management’s discussion of the fund’s expenses, as well as certain actions taken over the past several years to reduce the fund’s operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisors’ services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable.

In addition, the Trustees reviewed the advisory fee to be paid to the Advisor for the fund and concluded that the advisory fee is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the fund and that the additional services are necessary because of the differences between the investment policies, strategies, and techniques of a fund of funds and those of its underlying portfolios.

Semiannual report | International Allocation Portfolio	27

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisors) from the Advisor’s relationship with the Trust, the Board:

(a) reviewed financial information of the Advisor;

(b) reviewed and considered an analysis presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;

(c) received and reviewed profitability information with respect to the John Hancock fund complex as a whole;

(d) received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data;

(e) considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;

(f) noted that the fund’s Subadvisors are affiliates of the Advisor;

(g) noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the fund;

(h) noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;

(i) noted that the subadvisory fees for the fund are paid by the Advisor;

(j) noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with regard to the underlying portfolios in which the fund invests; and

(k) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisors) from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that certain breakpoints are reflected as breakpoints in the advisory fees for the fund and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and

(b) the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.

28	International Allocation Portfolio | Semiannual report

Approval of Subadvisory Agreements

In making its determination with respect to approval of the Subadvisory Agreements, the Board reviewed:

(1) information relating to each Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2) the historical and current performance of the fund, and comparative performance information relating to the fund’s benchmark and comparable funds; and

(3) the subadvisory fees for the fund, including any breakpoints, and comparative fee information, where available, prepared by an independent third-party provider of mutual fund data.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisors, the Board received information provided to the Board by each Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered each Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed each Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, each Subadvisor’s compliance program and any disciplinary history. The Board also considered each Subadvisor’s risk assessment and monitoring process. The Board reviewed each Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisors and their operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisors and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisors and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisors.

The Board considered each Subadvisor’s investment process and philosophy. The Board took into account that each Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund, that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisors and the profitability to the Subadvisors of their relationship with the fund, the Board noted that the fees under the Subadvisory Agreements are paid by the Advisor and not the fund.

The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreements. In addition, the Board considered other potential indirect benefits that the Subadvisors and their affiliates may receive from the Subadvisors’ relationships with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock fund complex and reputational benefits.

Semiannual report | International Allocation Portfolio	29

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fees to the Subadvisors. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisors with respect to the fund to fees charged by the fund’s Subadvisors to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group and benchmark and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadvisors. The Board was mindful of the Advisor’s focus on the Subadvisors’ performance. The Board also noted each Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreements was based on a number of determinations, including the following:

(1) Each Subadvisor has extensive experience and demonstrated skills as a manager;

(2) The performance of the fund generally has been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark and the fund’s overall performance is satisfactory;

(3) The subadvisory fees are reasonable in relation to the level and quality of services being provided; and

(4) Certain subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

In addition, the Trustees reviewed the subadvisory fees to be paid to the Subadvisors for the fund and concluded that the subadvisory fees are based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the subadvisory agreements for the underlying portfolios in which the fund invests and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a fund of funds and those of the underlying portfolios.

* * *

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreements would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreements for an additional one-year period.

30	International Allocation Portfolio | Semiannual report

More information

Trustees	Investment advisor
James M. Oates, Chairman	John Hancock Investment Management
Steven R. Pruchansky, Vice Chairman	Services, LLC
Charles L. Bardelis*
James R. Boyle†	Subadvisor
Craig Bromley†	John Hancock Asset Management a division of
Peter S. Burgess*	Manulife Asset Management (US) LLC
William H. Cunningham
Grace K. Fey	Principal distributor
Theron S. Hoffman*	John Hancock Funds, LLC
Deborah C. Jackson
Hassell H. McClellan	Custodian
Gregory A. Russo	State Street Bank and Trust Company
Warren A. Thomson†
Transfer agent
Officers	John Hancock Signature Services, Inc.
Hugh McHaffie
President	Legal counsel
K&L Gates LLP
Andrew G. Arnott
Executive Vice President

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

Semiannual report | International Allocation Portfolio	31

800-225-5291
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock International Allocation Portfolio.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	318SA 8/13
MF159390	10/13

John Hancock
Global Shareholder Yield Fund

Semiannual Report
8.31.13

A look at performance

Total returns for the period ended August 31, 2013

										SEC 30-day	SEC 30-day
	Average annual total returns (%)				Cumulative total returns (%)					yield (%)	yield (%)
	with maximum sales charge				with maximum sales charge					subsidized	unsubsidized[1]

				Since					Since	as of	as of
	1-year	5-year	10-year	inception	6-months	1-year	5-year	10-year	inception	8-31-13	8-31-13

Class A2	7.98	6.18	—	3.58	1.22	7.98	34.97	—	25.69	2.77	2.77

Class B2	7.74	6.21	—	3.67	1.06	7.74	35.13	—	26.39	2.09	2.09

Class C2	11.84	6.54	—	3.68	5.15	11.84	37.26	—	26.51	2.19	2.19

Class I2,3	14.00	7.76	—	4.87	6.71	14.00	45.29	—	36.26	3.29	3.28

Class R2[3,4]	13.53	6.23	—	3.26	6.48	13.53	35.30	—	23.21	2.75	–3.28

Class R6[3,4]	13.99	7.76	—	4.84	6.66	13.99	45.28	—	36.00	3.27	–3.26

Class NAV[3,5]	14.16	7.82	—	5.89	6.79	14.16	45.73	—	35.74	3.38	3.38

Index2,†	18.31	4.73	—	2.63	6.46	18.31	25.98	—	18.40	—	—

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class NAV, Class R2, and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 6-30-14 for Class B, Class C, Class R2, and Class R6 shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. For all other classes, the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R2	Class R6	Class NAV
Net (%)	1.42	2.12	2.12	1.04	1.47	0.97	0.90
Gross (%)	1.42	2.28	2.14	1.04	19.66	10.37	0.90

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index is the MSCI World Index.

See the following page for footnotes.

6	Global Shareholder Yield Fund | Semiannual report

		With maximum	Without
	Start date	sales charge	sales charge	Index

Class B6	3-1-07	$12,639	$12,639	$11,840

Class C6	3-1-07	12,651	12,651	11,840

Class I3	3-1-07	13,626	13,626	11,840

Class R2[3]	3-1-07	12,321	12,321	11,840

Class R6[3]	3-1-07	13,600	13,600	11,840

Class NAV[3]	4-28-08	13,574	13,574	11,282

MSCI World Index (gross of foreign withholding tax on dividends) — is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1 Unsubsidized yields reflect what the yield would have been without the effect of reimbursements and waivers.

2 From 3-1-07.

3 For certain types of investors, as described in the fund’s prospectuses.

4 Class R6 and Class R2 shares were first offered 9-1-11 and 2-29-12, respectively. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 and Class R2 shares, as applicable.

5 From 4-28-08.

6 The contingent deferred sales charge is not applicable.

Semiannual report | Global Shareholder Yield Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

▪ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses, including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2013, with the same investment held until August 31, 2013.

	Account value	Ending value	Expenses paid during
	on 3-1-13	on 8-31-13	period ended 8-31-13[1]

Class A	$1,000.00	$1,065.50	$7.03

Class B	1,000.00	1,060.60	11.01

Class C	1,000.00	1,061.50	10.70

Class I	1,000.00	1,067.10	5.26

Class R2	1,000.00	1,064.80	7.65

Class R6	1,000.00	1,066.60	5.05

Class NAV	1,000.00	1,067.90	4.53

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2013, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Global Shareholder Yield Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2013, with the same investment held until August 31, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 3-1-13	on 8-31-13	period ended 8-31-13[1]

Class A	$1,000.00	$1,018.40	$6.87

Class B	1,000.00	1,014.50	10.76

Class C	1,000.00	1,014.80	10.46

Class I	1,000.00	1,020.10	5.14

Class R2	1,000.00	1,017.80	7.48

Class R6	1,000.00	1,020.30	4.94

Class NAV	1,000.00	1,020.80	4.43

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio of 1.35%, 2.12%, 2.06%, 1.01%, 1.47%, 0.97% and 0.87% for Class A, Class B, Class C, Class I, Class R2, Class R6 and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual report | Global Shareholder Yield Fund	9

Portfolio summary

Top 10 Holdings (17.0% of Net Assets on 8-31-13)[1,2]

Vodafone Group PLC	1.9%	AstraZeneca PLC	1.7%

Total SA	1.8%	Swisscom AG	1.6%

Lockheed Martin Corp.	1.8%	BAE Systems PLC	1.6%

Altria Group, Inc.	1.7%	PPL Corp.	1.6%

National Grid PLC	1.7%	BCE, Inc.	1.6%

Sector Composition[1,3]

Utilities	17.4%	Financials	8.4%

Telecommunication Services	14.2%	Consumer Discretionary	7.5%

Consumer Staples	13.3%	Materials	4.4%

Industrials	10.0%	Information Technology	3.5%

Health Care	9.7%	Short-Term Investments & Other	2.6%

Energy	9.0%

Country Composition[1,3]

United States	50.6%	Australia	3.5%

United Kingdom	18.2%	Canada	3.3%

France	7.3%	Italy	1.6%

Germany	6.4%	Netherlands	1.5%

Switzerland	4.5%	Other Countries	3.1%

1 As a percentage of net assets on 8-31-13.

2 Cash and cash equivalents not included.

3 Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. If the fund invests in illiquid securities, it may be difficult to sell them at a price approximating their value. Hedging and other strategic transactions may increase volatility of a fund and, if the transaction is not successful, could result in a significant loss. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Therefore, distribution rates and income amounts can change at any time. For additional information on these and other risk considerations, please see the fund’s prospectus.

10	Global Shareholder Yield Fund | Semiannual report

Fund’s investments

As of 8-31-13 (unaudited)

	Shares	Value

Common Stocks 97.2%	$1,760,611,906

(Cost $1,511,249,338)

Australia 3.5%		62,774,128

BHP Billiton, Ltd.	434,800	13,763,115

Commonwealth Bank of Australia	157,400	10,142,265

Telstra Corp., Ltd.	5,944,600	25,852,284

Westpac Banking Corp.	469,461	13,016,464

Belgium 0.6%		10,499,425

Anheuser-Busch InBev NV	112,320	10,499,425

Canada 3.3%		60,287,331

BCE, Inc.	710,300	29,125,469

Rogers Communications, Inc., Class B	331,700	13,097,316

Shaw Communications, Inc., Class B	749,700	18,064,546

France 7.3%		131,991,927

Electricite de France SA	592,200	16,608,071

Sanofi	152,750	14,674,805

SCOR SE	721,500	22,559,457

Total SA	600,600	33,232,751

Vinci SA	555,700	28,622,467

Vivendi SA	804,943	16,294,376

Germany 6.4%		116,987,384

BASF SE	267,100	23,340,785

Daimler AG	327,300	22,454,631

Deutsche Post AG	703,700	20,328,711

Deutsche Telekom AG	2,130,100	27,292,135

Muenchener Rueckversicherungs AG	129,350	23,571,122

Italy 1.6%		28,313,700

Terna Rete Elettrica Nazionale SpA	6,638,600	28,313,700

Netherlands 1.5%		27,902,880

Royal Dutch Shell PLC, ADR	432,000	27,902,880

Norway 1.5%		26,577,778

Orkla ASA	1,414,000	10,195,537

Yara International ASA	415,000	16,382,241

Philippines 0.5%		8,903,906

Philippine Long Distance Telephone Company, ADR	140,551	8,903,906

See notes to financial statements	Semiannual report | Global Shareholder Yield Fund	11

	Shares	Value

Sweden 0.5%		$10,054,535

Svenska Handelsbanken AB, Class A	234,300	10,054,535

Switzerland 4.5%		81,267,492

Nestle SA	164,600	10,786,349

Novartis AG	255,800	18,653,372

Roche Holdings AG	88,700	22,126,143

Swisscom AG	65,550	29,701,628

United Kingdom 18.2%		328,868,784

AstraZeneca PLC, ADR	630,540	31,028,873

BAE Systems PLC	4,404,200	29,696,405

British American Tobacco PLC	266,100	13,422,816

Centrica PLC	3,728,600	22,298,124

Compass Group PLC	739,300	9,807,137

Diageo PLC, ADR	75,900	9,311,412

GlaxoSmithKline PLC	1,131,050	28,829,705

Imperial Tobacco Group PLC	813,400	26,874,422

National Grid PLC	2,720,360	31,301,892

Pearson PLC	953,000	18,770,948

Severn Trent PLC	481,700	12,600,763

SSE PLC	1,157,000	28,024,643

United Utilities Group PLC	2,086,163	21,935,415

Vodafone Group PLC	10,642,300	34,299,922

WM Morrison Supermarkets PLC	2,371,750	10,666,307

United States 47.8%		866,182,636

AbbVie, Inc.	566,920	24,156,461

Altria Group, Inc.	926,400	31,386,432

Ameren Corp.	395,400	13,368,474

Apple, Inc.	30,935	15,066,892

Arthur J. Gallagher & Company	253,000	10,459,020

AT&T, Inc.	666,000	22,530,780

Automatic Data Processing, Inc.	159,300	11,335,788

Bristol-Myers Squibb Company	206,190	8,596,061

CenturyLink, Inc.	820,170	27,164,030

CME Group, Inc.	146,700	10,431,837

CMS Energy Corp.	507,000	13,450,710

Comcast Corp., Special Class A	264,600	10,779,804

ConocoPhillips	384,200	25,472,460

Corrections Corp. of America	333,000	10,969,020

Deere & Company	118,100	9,877,884

Diamond Offshore Drilling, Inc.	340,200	21,783,006

Dominion Resources, Inc.	223,000	13,012,050

Duke Energy Corp.	387,018	25,388,381

E.I. du Pont de Nemours & Company	186,900	10,582,278

Emerson Electric Company	224,900	13,577,213

Enterprise Products Partners LP	238,000	14,141,960

Health Care REIT, Inc.	384,400	23,617,536

Honeywell International, Inc.	136,940	10,896,316

Integrys Energy Group, Inc.	214,590	11,999,872

12	Global Shareholder Yield Fund | Semiannual report	See notes to financial statements

	Shares	Value

United States (continued)

Johnson & Johnson	169,600	$14,655,136

Kimberly-Clark Corp.	238,800	22,323,024

Kinder Morgan Energy Partners LP	334,800	27,306,288

KLA–Tencor Corp.	252,100	13,903,315

Lockheed Martin Corp.	268,900	32,918,738

Lorillard, Inc.	645,800	27,317,340

MarkWest Energy Partners LP	199,030	13,293,214

Mattel, Inc.	480,700	19,468,350

McDonald’s Corp.	133,100	12,559,316

Merck & Company, Inc.	282,100	13,340,509

Microchip Technology, Inc.	332,500	12,904,325

Microsoft Corp.	326,100	10,891,740

PepsiCo, Inc.	124,600	9,934,358

Philip Morris International, Inc.	253,900	21,185,416

PPL Corp.	967,100	29,689,970

R.R. Donnelley & Sons Company	907,100	15,130,428

Regal Entertainment Group, Class A	777,790	13,914,663

Reynolds American, Inc.	585,700	27,896,891

SCANA Corp.	196,800	9,470,016

TECO Energy, Inc.	940,800	15,551,424

The Coca-Cola Company	231,500	8,838,670

The Dow Chemical Company	405,700	15,173,180

The Southern Company	367,300	15,287,026

Time Warner, Inc.	176,440	10,679,913

Vectren Corp.	219,005	7,139,563

Verizon Communications, Inc.	471,300	22,330,194

Waste Management, Inc.	470,400	19,022,976

Wells Fargo & Company	341,100	14,012,388

Preferred Securities 0.2%		$3,396,275

(Cost $3,275,864)

United States 0.2%		3,396,275

MetLife, Inc., Series B, 6.500%	137,501	3,396,275

See notes to financial statements	Semiannual report | Global Shareholder Yield Fund	13

	Yield (%)	Shares	Value

Short-Term Investments 1.3%			$23,231,512

(Cost $23,231,512)

Money Market Funds 1.3%			$23,231,512

State Street Institutional Treasury Money
Market Fund	0.0000 (Y)	23,231,512	23,231,512

Total investments (Cost $1,537,756,714)† 98.7%		$1,787,239,693

Other assets and liabilities, net 1.3%			$22,696,985

Total net assets 100.0%		$1,809,936,678

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

ADR American Depositary Receipts

(Y) The rate shown is the annualized seven-day yield as of 8-31-13.

† At 8-31-13, the aggregate cost of investment securities for federal income tax purposes was $1,542,032,551. Net unrealized appreciation aggregated $245,207,142, of which $255,621,161 related to appreciated investment securities and $10,414,019 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 8-31-13:

Utilities	17.4%
Telecommunication Services	14.2%
Consumer Staples	13.3%
Industrials	10.0%
Health Care	9.7%
Energy	9.0%
Financials	8.4%
Consumer Discretionary	7.5%
Materials	4.4%
Information Technology	3.5%
Short-Term Investments & Other	2.6%

Total	100.0%

14	Global Shareholder Yield Fund | Semiannual report	See notes to financial statements

FINANCIAL STATEMENTS

Financial statements

Statement of assets and liabilities 8-31-13 (unaudited)

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments, at value (Cost $1,537,756,714)	$1,787,239,693
Foreign currency, at value (Cost $2,054,112)	2,058,863
Receivable for investments sold	18,902,252
Receivable for fund shares sold	7,563,742
Dividends and interest receivable	9,309,840
Receivable due from advisor	155
Other receivables and prepaid expenses	104,265

Total assets	1,825,178,810

Liabilities

Payable for investments purchased	12,544,768
Payable for fund shares repurchased	2,085,173
Payable to affiliates
Accounting and legal services fees	119,144
Transfer agent fees	124,310
Distribution and service fees	26
Trustees’ fees	6,688
Other liabilities and accrued expenses	362,023

Total liabilities	15,242,132

Net assets	$1,809,936,678

Net assets consist of

Paid-in capital	$1,488,130,245
Undistributed net investment income	9,035,788
Accumulated net realized gain (loss) on investments and foreign
currency transactions	63,298,139
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	249,472,506

Net assets	$1,809,936,678

See notes to financial statements	Semiannual report | Global Shareholder Yield Fund	15

FINANCIAL STATEMENTS

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value
Class A ($369,249,967 ÷ 33,728,159 shares)[1]	$10.95
Class B ($13,298,437 ÷ 1,215,226 shares)[1]	$10.94
Class C ($94,166,534 ÷ 8,603,492 shares)[1]	$10.95
Class I ($705,672,418 ÷ 64,260,581 shares)	$10.98
Class R2 ($242,597 ÷ 22,102 shares)	$10.98
Class R6 ($183,354 ÷ 16,709 shares)	$10.97
Class NAV ($627,123,371 ÷ 57,116,470 shares)	$10.98

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$11.53

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

16	Global Shareholder Yield Fund | Semiannual report	See notes to financial statements

FINANCIAL STATEMENTS

Statement of operations For the six-month period ended 8-31-13
(unaudited)

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$53,104,225
Less foreign taxes withheld	(3,170,770)

Total investment income	49,933,455

Expenses

Investment management fees	7,903,595
Distribution and service fees	960,711
Accounting and legal services fees	167,255
Transfer agent fees	684,204
Trustees’ fees	42,597
State registration fees	106,061
Printing and postage	66,190
Professional fees	40,743
Custodian fees	476,049
Registration and filing fees	22,487
Other	31,232

Total expenses	10,501,124
Less expense reductions	(39,779)

Net expenses	10,461,345

Net investment income	39,472,110

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	84,279,147
Foreign currency transactions	43,256

84,322,403
Change in net unrealized appreciation (depreciation) of
Investments	3,470,120
Translation of assets and liabilities in foreign currencies	40,708

3,510,828

Net realized and unrealized gain	87,833,231

Increase in net assets from operations	$127,305,341

See notes to financial statements	Semiannual report | Global Shareholder Yield Fund	17

FINANCIAL STATEMENTS

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Six months
	ended	Year
	8-31-13	ended
	(Unaudited)	2-28-13

Increase (decrease) in net assets

From operations
Net investment income	$39,472,110	$56,336,267
Net realized gain	84,322,403	1,335,059
Change in net unrealized appreciation (depreciation)	3,510,828	116,681,679

Increase in net assets resulting from operations	127,305,341	174,353,005

Distributions to shareholders
From net investment income
Class A	(5,517,917)	(6,537,708)
Class B	(173,424)	(189,434)
Class C	(1,071,197)	(1,056,210)
Class I	(12,988,888)	(14,320,551)
Class R2	(3,251)	(2,785)
Class R6	(3,218)	(4,432)
Class NAV	(15,924,674)	(30,896,355)

Total distributions	(35,682,569)	(53,007,475)

From fund share transactions	(219,064,199)	279,874,516

Total increase (decrease)	(127,441,427)	401,220,046

Net assets

Beginning of period	1,937,378,105	1,536,158,059

End of period	$1,809,936,678	$1,937,378,105

Undistributed net investment income	$9,035,788	$5,246,247

18	Global Shareholder Yield Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	8-31-13[1]	2-28-13	2-29-12	2-28-11	2-28-10	2-28-09

Per share operating performance

Net asset value, beginning of period	$10.46	$9.81	$9.50	$8.10	$6.10	$9.52
Net investment income[2]	0.20	0.29	0.26	0.24	0.25	0.36
Net realized and unrealized gain (loss)
on investments	0.48	0.63	0.29	1.40	1.99	(3.57)
Total from investment operations	0.68	0.92	0.55	1.64	2.24	(3.21)
Less distributions
From net investment income	(0.19)	(0.27)	(0.24)	(0.24)	(0.24)	(0.21)
Net asset value, end of period	$10.95	$10.46	$9.81	$9.50	$8.10	$6.10
Total return (%)[3,4]	6.55[5]	9.66	5.98	20.64	37.19	(34.21)

Ratios and supplemental data

Net assets, end of period (in millions)	$369	$276	$215	$56	$22	$11
Ratios (as a percentage of average net assets):
Expenses before reductions	1.35[6]	1.43	1.53	1.55	1.66[7]	1.72
Expenses net of fee waivers	1.35[6]	1.42	1.42	1.55	1.56[7]	1.56
Expenses net of fee waivers and credits	1.35[6]	1.42	1.42	1.55	1.55[7]	1.55
Net investment income	3.57[6]	2.92	2.78	2.80	3.34	4.28
Portfolio turnover (%)	22	21	19	39	53	54

1 Six months ended 8-31-13. Unaudited.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

See notes to financial statements	Semiannual report | Global Shareholder Yield Fund	19

CLASS B SHARES Period ended	8-31-13[1]	2-28-13	2-29-12	2-28-11	2-28-10	2-28-09

Per share operating performance

Net asset value, beginning of period	$10.46	$9.81	$9.49	$8.10	$6.09	$9.51
Net investment income[2]	0.16	0.22	0.20	0.19	0.20	0.29
Net realized and unrealized gain (loss)
on investments	0.47	0.64	0.29	1.38	2.00	(3.56)
Total from investment operations	0.63	0.86	0.49	1.57	2.20	(3.27)
Less distributions
From net investment income	(0.15)	(0.21)	(0.17)	(0.18)	(0.19)	(0.15)
Net asset value, end of period	$10.94	$10.46	$9.81	$9.49	$8.10	$6.09
Total return (%)[3,4]	6.06[5]	8.90	5.33	19.65	36.49	(34.72)

Ratios and supplemental data

Net assets, end of period (in millions)	$13	$11	$8	$2	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	2.17[6]	2.29	2.54	2.91	3.54[7]	3.94
Expenses net of fee waivers	2.12[6]	2.12	2.11	2.25	2.29[7]	2.43
Expenses net of fee waivers and credits	2.12[6]	2.12	2.11	2.25	2.25[7]	2.25
Net investment income	2.83[6]	2.21	2.17	2.18	2.68	3.50
Portfolio turnover (%)	22	21	19	39	53	54

1 Six months ended 8-31-13. Unaudited.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

CLASS C SHARES Period ended	8-31-13[1]	2-28-13	2-29-12	2-28-11	2-28-10	2-28-09

Per share operating performance

Net asset value, beginning of period	$10.46	$9.81	$9.50	$8.10	$6.10	$9.51
Net investment income[2]	0.16	0.22	0.20	0.18	0.20	0.29
Net realized and unrealized gain (loss)
on investments	0.48	0.64	0.28	1.40	1.99	(3.55)
Total from investment operations	0.64	0.86	0.48	1.58	2.19	(3.26)
Less distributions
From net investment income	(0.15)	(0.21)	(0.17)	(0.18)	(0.19)	(0.15)
Net asset value, end of period	$10.95	$10.46	$9.81	$9.50	$8.10	$6.10
Total return (%)[3,4]	6.15[5]	8.90	5.22	19.78	36.27	(34.62)

Ratios and supplemental data

Net assets, end of period (in millions)	$94	$65	$45	$11	$4	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	2.07[6]	2.15	2.29	2.39	2.63[7]	2.72
Expenses net of fee waivers	2.06[6]	2.12	2.11	2.25	2.27[7]	2.28
Expenses net of fee waivers and credits	2.06[6]	2.12	2.11	2.25	2.25[7]	2.25
Net investment income	2.84[6]	2.22	2.13	2.10	2.66	3.50
Portfolio turnover (%)	22	21	19	39	53	54

1 Six months ended 8-31-13. Unaudited.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

20	Global Shareholder Yield Fund | Semiannual report	See notes to financial statements

CLASS I SHARES Period ended	8-31-13[1]	2-28-13	2-29-12	2-28-11	2-28-10	2-28-09

Per share operating performance

Net asset value, beginning of period	$10.49	$9.84	$9.53	$8.13	$6.11	$9.53
Net investment income[2]	0.22	0.31	0.32	0.29	0.30	0.29
Net realized and unrealized gain (loss)
on investments	0.48	0.65	0.27	1.38	2.00	(3.46)
Total from investment operations	0.70	0.96	0.59	1.67	2.30	(3.17)
Less distributions
From net investment income	(0.21)	(0.31)	(0.28)	(0.27)	(0.28)	(0.25)
Net asset value, end of period	$10.98	$10.49	$9.84	$9.53	$8.13	$6.11
Total return (%)[3]	6.71[4]	10.07	6.45	21.09	38.08	(33.87)

Ratios and supplemental data

Net assets, end of period (in millions)	$706	$641	$249	$123	$86	$57
Ratios (as a percentage of average net assets):
Expenses before reductions	1.01[5]	1.05	1.12	1.09	1.19[6]	1.21
Expenses net of fee waivers	1.01[5]	1.03	0.97	1.08	1.08[6]	1.10
Expenses net of fee waivers and credits	1.01[5]	1.03	0.97	1.08	1.08[6]	1.10
Net investment income	3.96[5]	3.10	3.43	3.40	3.96	3.78
Portfolio turnover (%)	22	21	19	39	53	54

1 Six months ended 8-31-13. Unaudited.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Not annualized.
5 Annualized.
6 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

CLASS R2 SHARES Period ended	8-31-13[1]	2-28-13[2]

Per share operating performance

Net asset value, beginning of period	$10.49	$9.84
Net investment income[3]	0.18	0.29
Net realized and unrealized gain on investments	0.49	0.63
Total from investment operations	0.67	0.92
Less distributions
From net investment income	(0.18)	(0.27)
Net asset value, end of period	$10.98	$10.49
Total return (%)[4]	6.48[5]	9.58

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	9.07[7]	19.42
Expenses net of fee waivers	1.47[7]	1.47
Expenses net of fee waivers and credits	1.47[7]	1.47
Net investment income	3.22[7]	2.91
Portfolio turnover (%)	22	21

1 Six months ended 8-31-13. Unaudited.
2 The inception date for Class R2 shares is 3-1-12.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.

See notes to financial statements	Semiannual report | Global Shareholder Yield Fund	21

CLASS R6 SHARES Period ended	8-31-13[1]	2-28-13	2-29-12[2]

Per share operating performance

Net asset value, beginning of period	$10.49	$9.84	$9.29
Net investment income[3]	0.22	0.33	0.13
Net realized and unrealized gain on investments	0.47	0.64	0.52
Total from investment operations	0.69	0.97	0.65
Less distributions
From net investment income	(0.21)	(0.32)	(0.10)
Net asset value, end of period	$10.97	$10.49	$9.84
Total return (%)[4]	6.66[5]	10.12	7.12[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	6.60[7]	10.38	15.93[7]
Expenses net of fee waivers	0.97[7]	0.97	0.97[7]
Expense net of fee waivers and credits	0.97[7]	0.97	0.97[7]
Net investment income	3.99[7]	3.29	2.82[7]
Portfolio turnover (%)	22	21	19[8]

1 Six months ended 8-31-13. Unaudited.
2 The inception date for Class R6 shares is 9-1-11.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 3-1-11 to 2-29-12.

CLASS NAV SHARES Period ended	8-31-13[1]	2-28-13	2-29-12	2-28-11	2-28-10	2-28-09[2]

Per share operating performance

Net asset value, beginning of period	$10.49	$9.84	$9.53	$8.13	$6.11	$9.71
Net investment income[3]	0.24	0.35	0.29	0.30	0.29	0.29
Net realized and unrealized gain (loss)
on investments	0.46	0.62	0.31	1.38	2.01	(3.67)
Total from investment operations	0.70	0.97	0.60	1.68	2.30	(3.38)
Less distributions
From net investment income	(0.21)	(0.32)	(0.29)	(0.28)	(0.28)	(0.22)
Net asset value, end of period	$10.98	$10.49	$9.84	$9.53	$8.13	$6.11
Total return (%)[4]	6.79[5]	10.17	6.53	21.19	38.16	(35.32)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$627	$944	$1,019	$162	$129	$67
Ratios (as a percentage of average net assets):
Expenses before reductions	0.88[6]	0.90	0.99	0.99	1.05[7]	1.09[6]
Expenses net of fee waivers	0.87[6]	0.89	0.94	0.99	1.00[7]	1.05[6]
Expenses net of fee waivers and credits	0.87[6]	0.89	0.94	0.99	1.00[7]	1.05[6]
Net investment income	4.32[6]	3.56	3.11	3.49	3.84	4.27[6]
Portfolio turnover (%)	22	21	19	39	53	54[8]

1 Six months ended 8-31-13. Unaudited.
2 The inception date for Class NAV shares is 4-28-08.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.
8 Portfolio turnover is shown for the period from 3-1-08 to 2-28-09.

22	Global Shareholder Yield Fund | Semiannual report	See notes to financial statements

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Global Shareholder Yield Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide a high level of income. Capital appreciation is a secondary objective.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last quoted bid or evaluated price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of foreign securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the

Semiannual report | Global Shareholder Yield Fund	23

Board of Trustees. The fund may use a fair valuation model to value foreign securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of August 31, 2013, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 8-31-13	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Australia	$62,774,128	—	$62,774,128	—
Belgium	10,499,425	—	10,499,425	—
Canada	60,287,331	$60,287,331	—	—
France	131,991,927	—	131,991,927	—
Germany	116,987,384	—	116,987,384	—
Italy	28,313,700	—	28,313,700	—
Netherlands	27,902,880	27,902,880	—	—
Norway	26,577,778	—	26,577,778	—
Philippines	8,903,906	8,903,906	—	—
Sweden	10,054,535	—	10,054,535	—
Switzerland	81,267,492	—	81,267,492	—
United Kingdom	328,868,784	40,340,285	288,528,499	—
United States	866,182,636	866,182,636	—	—
Preferred Securities
United States	3,396,275	3,396,275	—	—
Short-Term Investments	23,231,512	23,231,512	—	—

Total Investments
in Securities	$1,787,239,693	$1,030,244,825	$756,994,868	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain if amounts are estimable. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

24	Global Shareholder Yield Fund | Semiannual report

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Prior to March 27, 2013, the fund participated in a $100 million unsecured line of credit, also with Citibank N.A., with terms otherwise similar to the existing agreement. Commitment fees for the six months ended August 31, 2013 were $729. For the six months ended August 31, 2013, the fund had no borrowings under either line of credit.

Expenses. Within the John Hancock funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage expenses, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Semiannual report | Global Shareholder Yield Fund	25

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of February 28, 2013, the fund has a capital loss carryforward of $16,748,427 available to offset future net realized capital gains. The following table details the capital loss carryforward available:

CAPITAL LOSS CARRYFORWARD EXPIRING AT FEBRUARY 28,	NO EXPIRATION DATE
2018	SHORT-TERM	LONG-TERM

$16,355,664	$392,763	—

As of February 28, 2013, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are paid annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable partnerships and wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Advisor) serves as investment advisor for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the Trust. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation.

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to 0.800% of average daily net assets. The Advisor has a subadvisory agreement with Epoch Investments Partners, Inc. The fund is not responsible for payment of the subadvisory fees.

26	Global Shareholder Yield Fund | Semiannual report

Effective June 1, 2013, the Advisor has contractually agreed to waive a portion of its management fee for certain funds (the Participating portfolios) of the Trust, John Hancock Funds, John Hancock Funds II and John Hancock Variable Insurance Trust. The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the Participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the Participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the Participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the fund. This agreement excludes certain expenses such as taxes, and expenses paid indirectly, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees and short dividend expense. The fee waivers and/or reimbursements are such that these expenses will not exceed 2.12%, 2.12%, 1.47%, and 0.97% for Class B, Class C, Class R2 and Class R6 shares, respectively. These expense limitations shall remain in effect until June 30, 2014, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time. Prior to July 1, 2013, the fee waivers and/or reimbursements were such that the expenses would not exceed 1.42% and 1.06% for Class A and Class I shares, respectively.

Accordingly, these expense reductions amounted to $4,759, $3,016, $1,200, $9,749, $6,708, $4,790 and $9,557 for Class A, Class B, Class C, Class I, Class R2, Class R6 and Class NAV shares, respectively, for the six months ended August 31, 2013.

The investment management fees, including the impact of the waivers and reimbursements described above, incurred for the six months ended August 31, 2013 were equivalent to a net annual effective rate of 0.80% of the fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended August 31, 2013 amounted to an annual rate of 0.02% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B, Class C and Class R2 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R2 shares, the fund pays for certain other services. The fund pays up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares.

CLASS	12b-1 FEE	SERVICE FEE

Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R2	0.25%	0.25%

Semiannual report | Global Shareholder Yield Fund	27

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $1,650,793 for the six months ended August 31, 2013. Of this amount, $279,337 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $1,359,321 was paid as sales commissions to broker-dealers and $12,135 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended August 31, 2013, CDSCs received by the Distributor amounted to $64, $9,135 and $3,807 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended August 31, 2013 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$491,741	$246,279	$24,115	$12,990
Class B	65,010	9,764	8,058	900
Class C	403,691	60,798	10,510	3,179
Class I	—	367,320	52,029	48,685
Class R2	269	22	6,691	248
Class R6	—	21	4,658	188
Total	$960,711	$684,204	$106,061	$66,190

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock funds complex.

28	Global Shareholder Yield Fund | Semiannual report

Interfund Lending Program: Pursuant to an Exemptive Order issued by the SEC, the fund, along with other funds advised by the Advisor, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:

	DAYS	WEIGHTED AVERAGE	WEIGHTED AVERAGE	INTEREST
BORROWER OR LENDER	OUTSTANDING	LOAN BALANCE	INTEREST RATE	EXPENSE

Borrower	30	$16,054,854	0.45%	$6,038

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended August 31, 2013 and for the year ended February 28, 2013 were as follows:

	Six months ended 8-31-13			Year ended 2-28-13
	Shares	Amount	Shares	Amount

Class A shares

Sold	10,823,145	$119,362,532	15,669,201	$155,358,732
Distributions reinvested	510,798	5,410,710	663,208	6,439,490
Repurchased	(3,949,829)	(43,419,465)	(11,924,145)	(117,263,582)

Net increase	7,384,114	$81,353,777	4,408,264	$44,534,640

Class B shares

Sold	195,217	$2,136,206	403,386	$3,993,369
Distributions reinvested	11,685	123,870	12,717	123,106
Repurchased	(83,023)	(911,840)	(160,580)	(1,581,789)

Net increase	123,879	$1,348,236	255,523	$2,534,686

Class C shares

Sold	2,768,815	$30,435,187	2,470,863	$24,558,880
Distributions reinvested	87,780	930,480	91,535	886,020
Repurchased	(443,939)	(4,868,528)	(928,504)	(9,120,364)

Net increase	2,412,656	$26,497,139	1,633,894	$16,324,536

Class I shares

Sold	11,496,207	$126,952,793	47,431,648	$461,972,978
Distributions reinvested	1,176,936	12,492,857	1,400,880	13,641,460
Repurchased	(9,558,680)	(105,777,364)	(12,975,975)	(128,113,677)

Net increase	3,114,463	$33,668,286	35,856,553	$347,500,761

Class R2 shares[1]

Sold	12,591	$140,001	11,593	$114,476
Distributions reinvested	116	1,227	—	—
Repurchased	(2,198)	(24,904)	—	—

Net increase	10,509	$116,324	11,593	$114,476

Class R6 shares

Sold	3,634	$39,605	6,168	$59,632
Distributions reinvested	90	957	105	1,020
Repurchased	(3)	(28)	(4,049)	(40,764)

Net increase	3,721	$40,534	2,224	$19,888

Semiannual report | Global Shareholder Yield Fund	29

	Six months ended 8-31-13			Year ended 2-28-13
	Shares	Amount	Shares	Amount

Class NAV shares

Sold	142,388	$1,576,762	3,327,918	$32,345,438
Distributions reinvested	1,499,726	15,924,674	3,176,278	30,896,355
Repurchased	(34,519,238)	(379,589,931)	(20,096,481)	(194,396,264)

Net decrease	(32,877,124)	($362,088,495)	(13,592,285)	($131,154,471)

Total net increase (decrease)	(19,827,782)	($219,064,199)	28,575,766	$279,874,516

1 The inception date for Class R2 shares is 3-1-12.

Affiliates of the fund owned 46%, 64% and 100% of shares of beneficial interest of Class R2, Class R6 and Class NAV, respectively, on August 31, 2013.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $410,295,457 and $609,049,937, respectively, for the six months ended August 31, 2013.

Note 7 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, affiliated fund investments may represent a significant portion of the fund’s net assets. At August 31, 2013, the following funds had an affiliate ownership of 5% or more of the fund’s net assets:

AFFILIATE
FUND	CONCENTRATION

Lifestyle Growth Portfolio	10.9%
Lifestyle Balanced Portfolio	11.3%

30	Global Shareholder Yield Fund | Semiannual report

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds III (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management Services, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Epoch Investment Partners, Inc. (the Subadvisor) for John Hancock Global Shareholder Yield Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on May 16-17, 2013, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meeting a variety of materials relating to the fund, the Advisor, and the Subadvisor, including comparative performance, fee and expense information for peer groups of similar mutual funds prepared by an independent third-party provider of mutual fund data; performance information for the fund’s benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts; and other information provided by the Advisor and the Subadvisor regarding the nature, extent, and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and does not treat any single factor as determinative and each Trustee may attribute different weights to different factors. The Board’s conclusions may be based in part on its consideration of the Advisory and Subadvisory Agreements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.

Semiannual report | Global Shareholder Yield Fund	31

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor’s risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties through Board meetings, discussions, and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives; review of brokerage matters, including with respect to trade allocation and best execution; and the Advisor’s timeliness in responding to performance issues;

(b) the background, qualifications and skills of the Advisor’s personnel;

(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund;

(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and

(f) the Advisor’s reputation and experience in serving as an investment adviser to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a) reviewed information prepared by management regarding the fund’s performance;

(b) considered the comparative performance of the fund’s benchmark;

32	Global Shareholder Yield Fund | Semiannual report

(c) considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of mutual fund data. Such report included the fund’s ranking within a smaller group of peer funds and the fund’s ranking within broader groups of funds; and

(d) took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.

The Board noted that the fund underperformed its benchmark index for the one-year period and outperformed the index for the three-year period ended December 31, 2012. The Board noted also that the fund outperformed its peer group average for the one- and three-year periods ended December 31, 2012.

The Board took into account management’s discussion of the factors that contributed to the fund’s performance, noting the differences between the investment strategies of the fund and those of its peer group and the impact of market conditions on the fund’s investment strategies relative to the peer group.

The Board concluded that the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund’s contractual and net management fees and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs.

The Board noted that net management fees for this fund are equal to the peer group median and that total expenses for this fund are lower than the peer group median. The Board also noted the reduction in the advisory and subadvisory fee rates that became effective in July 2012.

The Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee. The Board also took into account that management had agreed to implement an overall fee waiver across a number of funds in the complex, including the fund, which is discussed further below. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund. The Board also noted that the Advisor pays the subadvisory fees of the fund, and that such fees are negotiated at arm’s length with respect to the Subadvisor. The Board also noted management’s discussion of the fund’s expenses, as well as certain actions taken over the past several years to reduce the fund’s operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable.

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:

Semiannual report | Global Shareholder Yield Fund	33

(a) reviewed financial information of the Advisor;

(b) reviewed and considered an analysis presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;

(c) received and reviewed profitability information with respect to the John Hancock fund complex as a whole;

(d) received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data;

(e) considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;

(f) noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the fund;

(g) noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;

(h) noted that the subadvisory fees for the fund are paid by the Advisor and are negotiated at arm’s length; and

(i) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a) considered that the Advisor has agreed, effective June 1, 2013, to waive its management fee for the fund and each of the open-end funds of John Hancock Funds II, John Hancock Funds III, each other John Hancock fund (except those listed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios as follows (the Reimbursement):

The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $75 billion but is less than or equal to $125 billion, 0.0125% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $125 billion but is less than or equal to $150 billion and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $150 billion. (The funds that are not Participating Portfolios as of the date of this semiannual report are each of the fund of funds, money market funds, index funds and closed-end funds); and

(b) the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.

34	Global Shareholder Yield Fund | Semiannual report

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1) information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2) the historical and current performance of the fund, and comparative performance information relating to the fund’s benchmark and comparable funds;

(3) the subadvisory fee for the fund, including any breakpoints, and comparative fee information, where available, prepared by an independent third-party provider of mutual fund data; and

(4) information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed by it to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund, that is consistent with the fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.

Semiannual report | Global Shareholder Yield Fund	35

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which includes arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Trust’s Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate account, and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock fund complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund to fees charged by the fund’s Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group and benchmark and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1) The Subadvisor has extensive experience and demonstrated skills as a manager;

(2) The performance of the fund generally has been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark and the fund’s overall performance is satisfactory; and

(3) The subadvisory fees are reasonable in relation to the level and quality of services being provided.

* * *

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

36	Global Shareholder Yield Fund | Semiannual report

More information

Trustees	Investment advisor
James M. Oates, Chairman	John Hancock Investment Management
Steven R. Pruchansky, Vice Chairman	Services, LLC
Charles L. Bardelis*
James R. Boyle†	Subadvisor
Craig Bromley†	Epoch Investment Partners, Inc.
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Hugh McHaffie	Legal counsel
President	K&L Gates LLP

Andrew G. Arnott
Executive Vice President

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

Semiannual report | Global Shareholder Yield Fund	37

800-225-5291
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock Global Shareholder Yield Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	320SA 8/13
MF159391	10/13

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) This schedule is included as part of the Report to shareholders filed under Item 1 of this form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and

(ii) information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not applicable.

ITEM 12. EXHIBITS.

(a) The certification required by Rule 30a-2(a) under the 1940 Act.

(b) The certification required by Rule 30a-2(b) under the 1940 Act.

(c) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By:	/s/ Hugh McHaffie
------------------------------
Hugh McHaffie
President

Date: October 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
-------------------------------
Hugh McHaffie
President

Date: October 25, 2013

By:	/s/ Charles A. Rizzo
--------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: October 25, 2013